Quarterly Holdings Report
for
Fidelity® Total Market Index Fund
May 31, 2023
STI-NPRT1-0723
1.816022.118
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	37,206	1,214,776
AST SpaceMobile, Inc. (a)(b)	101,993	552,802
AT&T, Inc.	12,288,935	193,304,948
ATN International, Inc.	19,607	735,851
Bandwidth, Inc. (a)	37,243	443,192
Charge Enterprises, Inc. (a)	176,008	160,713
Cogent Communications Group, Inc.	74,284	4,569,952
Consolidated Communications Holdings, Inc. (a)	137,060	500,269
EchoStar Holding Corp. Class A (a)(b)	61,823	974,949
Frontier Communications Parent, Inc. (a)(b)	383,476	5,706,123
Globalstar, Inc. (a)(b)	1,231,410	1,403,807
IDT Corp. Class B (a)	36,964	1,123,336
Iridium Communications, Inc.	215,655	12,947,926
Liberty Global PLC:
Class A (a)	158,279	2,579,948
Class C (a)	575,458	9,794,295
Liberty Latin America Ltd.:
Class A (a)	54,858	401,561
Class C (a)	264,040	1,927,492
Lumen Technologies, Inc. (b)	1,608,306	3,184,446
Ooma, Inc. (a)	39,437	525,301
Radius Global Infrastructure, Inc. (a)	131,566	1,947,177
Verizon Communications, Inc.	7,236,497	257,836,388
		501,835,252
Entertainment - 1.3%
Activision Blizzard, Inc.	1,227,692	98,460,898
AMC Entertainment Holdings, Inc. Class A (a)(b)	887,018	3,991,581
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	16,218	20,597
Cinemark Holdings, Inc. (a)	182,277	2,918,255
Cineverse Corp. (a)(b)	172,863	50,787
CuriosityStream, Inc. Class A (a)(b)	37,463	34,372
Dolphin Entertainment, Inc. (a)(b)	7,242	13,760
Electronic Arts, Inc.	448,763	57,441,664
Endeavor Group Holdings, Inc. (a)	298,225	6,716,027
FG Group Holdings, Inc. (a)	23,510	41,613
Gaia, Inc. Class A (a)	15,337	38,343
Genius Brands International, Inc. (a)(b)	56,067	132,879
Golden Matrix Group, Inc. (a)	33,726	73,185
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	24,095	900,430
Class C (a)	59,110	2,168,155
Liberty Media Corp. Liberty Formula One:
Class A (a)	37,306	2,355,874
Series C (a)	361,618	25,457,907
Lions Gate Entertainment Corp.:
Class A (a)	207,631	2,138,599
Class B (a)	106,561	1,032,576
Live Nation Entertainment, Inc. (a)	245,784	19,647,973
LiveOne, Inc. (a)	123,543	138,368
Loop Media, Inc. (a)(b)	65,166	213,093
Madison Square Garden Entertainment Corp. (a)	44,854	1,573,927
Madison Square Garden Sports Corp.	31,098	5,493,462
Marcus Corp.	41,151	628,787
Motorsport Games, Inc. Class A (a)(b)	314	1,366
Netflix, Inc. (a)	767,562	303,363,529
Playstudios, Inc. Class A (a)	148,843	674,259
Playtika Holding Corp. (a)	160,134	1,606,144
Reading International, Inc. Class A (a)	27,398	75,892
Reservoir Media, Inc. (a)	55,634	362,177
Roblox Corp. (a)	624,527	26,142,700
Roku, Inc. Class A (a)	208,745	12,148,959
Sciplay Corp. (A Shares) (a)	39,902	773,700
Skillz, Inc. (a)	515,060	241,048
Sphere Entertainment Co. (a)(b)	44,854	1,070,665
Take-Two Interactive Software, Inc. (a)	273,284	37,639,405
The Walt Disney Co. (a)	3,148,548	276,946,282
Vivid Seats, Inc. Class A (a)(b)	51,628	377,401
Warner Bros Discovery, Inc. (a)	3,809,913	42,975,819
Warner Music Group Corp. Class A	202,269	4,945,477
World Wrestling Entertainment, Inc. Class A	74,845	7,583,295
		948,611,230
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	10,272,603	1,262,194,731
Class C (a)	8,940,929	1,103,042,411
Angi, Inc. (a)	120,975	370,184
Bumble, Inc. (a)	163,276	2,498,123
BuzzFeed, Inc. (a)(b)	73,974	47,366
CarGurus, Inc. Class A (a)	160,944	3,024,138
Cars.com, Inc. (a)	110,752	1,954,773
DHI Group, Inc. (a)	72,006	263,542
Eventbrite, Inc. (a)	139,402	1,012,059
EverQuote, Inc. Class A (a)	31,519	287,138
FaZe Holdings, Inc. Class A (a)(b)	41,922	21,028
fuboTV, Inc. (a)(b)	362,293	561,554
Grindr, Inc. (a)(b)	61,473	372,526
IAC, Inc. (a)	135,343	7,557,553
Izea Worldwide, Inc. (a)(b)	76,210	57,523
Kubient, Inc. (a)(b)	10,430	7,364
Liberty TripAdvisor Holdings, Inc. (a)	107,591	68,084
Match Group, Inc. (a)	481,816	16,622,652
MediaAlpha, Inc. Class A (a)	40,315	355,578
Meta Platforms, Inc. Class A (a)	3,836,036	1,015,475,450
Nextdoor Holdings, Inc. (a)(b)	219,382	541,874
Outbrain, Inc. (a)	61,295	283,796
Pinterest, Inc. Class A (a)	1,025,876	24,559,471
QuinStreet, Inc. (a)	87,339	805,266
Rumble, Inc. (a)(b)	138,240	1,364,429
Shutterstock, Inc.	42,804	2,130,355
Snap, Inc. Class A (a)	1,691,396	17,252,239
Society Pass, Inc. (a)	4,312	2,588
Super League Gaming, Inc. (a)(b)	63,028	34,918
System1, Inc. (a)	36,839	128,568
The Arena Group Holdings, Inc. (a)(b)	23,034	96,743
Travelzoo, Inc. (a)	13,982	124,020
TripAdvisor, Inc. (a)	177,332	2,759,286
TrueCar, Inc. (a)	153,372	346,621
Vimeo, Inc. (a)	270,195	991,616
Vinco Ventures, Inc. (a)(b)	17,534	38,224
Wejo Group Ltd. (a)	49,984	4,249
Yelp, Inc. (a)	119,329	3,997,522
Zedge, Inc. (a)	20,075	46,173
Ziff Davis, Inc. (a)	81,793	4,829,059
ZipRecruiter, Inc. (a)(b)	94,188	1,457,088
Zoominfo Technologies, Inc. (a)	463,404	11,459,981
		3,489,047,863
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)(b)	57,507	100,637
Advantage Solutions, Inc. Class A (a)(b)	170,835	324,587
Altice U.S.A., Inc. Class A (a)	375,352	960,901
AMC Networks, Inc. Class A (a)	47,913	541,896
Boston Omaha Corp. (a)	34,508	658,413
Cable One, Inc.	8,391	5,133,866
Cardlytics, Inc. (a)(b)	53,560	276,905
Cbdmd, Inc. (a)(b)	1,124	2,136
Charter Communications, Inc. Class A (a)	181,355	59,148,933
Clear Channel Outdoor Holdings, Inc. (a)	791,425	973,453
Comcast Corp. Class A	7,250,017	285,288,169
comScore, Inc. (a)(b)	146,166	131,549
Cumulus Media, Inc. (a)	27,829	89,609
Daily Journal Corp. (a)	1,984	584,844
DallasNews Corp.	3,909	15,050
Digital Media Solutions, Inc. Class A (a)(b)	25,067	11,273
DISH Network Corp. Class A (a)	427,452	2,748,516
E.W. Scripps Co. Class A (a)	106,055	835,713
Emerald Holding, Inc. (a)	42,037	148,391
Entravision Communication Corp. Class A	117,250	484,243
Fluent, Inc. (a)	74,191	46,176
Fox Corp.:
Class A	622,146	19,410,955
Class B	119,034	3,476,983
Gannett Co., Inc. (a)(b)	252,601	560,774
Gray Television, Inc.	150,176	1,055,737
Harte-Hanks, Inc. (a)	10,160	56,998
iHeartMedia, Inc. (a)	179,686	425,856
Innovid Corp. (a)	131,249	162,749
Insignia Systems, Inc. (a)	507	3,792
Integral Ad Science Holding Corp. (a)	81,344	1,538,215
Interpublic Group of Companies, Inc.	668,259	24,852,552
John Wiley & Sons, Inc. Class A	75,683	2,724,588
Lee Enterprises, Inc. (a)	8,452	114,947
Liberty Broadband Corp.:
Class A (a)	29,328	2,166,459
Class C (a)	205,624	15,236,738
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	52,465	1,467,971
Series C (a)	339,910	9,503,884
Magnite, Inc. (a)	202,738	2,408,527
Marchex, Inc. Class B (a)	35,256	68,397
Mediaco Holding, Inc. (a)	178	208
News Corp.:
Class A	652,518	11,947,605
Class B	210,718	3,894,069
Nexstar Broadcasting Group, Inc. Class A	64,988	9,807,989
Nextplay Technologies, Inc. (a)(b)	5,001	6,001
Omnicom Group, Inc.	349,235	30,799,035
Paramount Global:
Class A (b)	81,193	1,426,561
Class B (b)	797,627	12,131,907
PubMatic, Inc. (a)	75,976	1,333,379
Quotient Technology, Inc. (a)	146,280	394,956
Saga Communications, Inc. Class A	8,825	172,088
Salem Communications Corp. Class A (a)	7,646	7,112
Scholastic Corp.	50,277	2,135,767
Sinclair Broadcast Group, Inc. Class A	74,081	1,139,366
Sirius XM Holdings, Inc. (b)	1,212,871	4,317,821
Stagwell, Inc. (a)	172,591	1,070,064
TechTarget, Inc. (a)	45,171	1,569,241
TEGNA, Inc.	389,403	6,031,852
The New York Times Co. Class A	283,414	10,038,524
The Trade Desk, Inc. (a)	766,573	53,721,436
Thryv Holdings, Inc. (a)	50,898	1,185,923
Townsquare Media, Inc.	9,598	92,525
Urban One, Inc.:
Class A (a)	10,957	68,481
Class D (non-vtg.) (a)	38,819	221,656
WideOpenWest, Inc. (a)	90,571	688,340
		597,943,288
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	114,066	1,716,693
KORE Group Holdings, Inc. (a)(b)	53,177	84,020
NII Holdings, Inc. (a)(c)	149,032	1
Shenandoah Telecommunications Co.	86,160	1,635,317
Spok Holdings, Inc.	30,552	360,514
SurgePays, Inc. (a)(b)	16,874	115,756
T-Mobile U.S., Inc. (a)	1,020,750	140,097,938
Telephone & Data Systems, Inc.	176,069	1,176,141
U.S. Cellular Corp. (a)(b)	28,689	410,253
		145,596,633
TOTAL COMMUNICATION SERVICES		5,683,034,266
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.2%
Adient PLC (a)	164,787	5,551,674
American Axle & Manufacturing Holdings, Inc. (a)	194,418	1,312,322
Aptiv PLC (a)	466,254	41,067,652
Autoliv, Inc.	133,775	10,902,663
BorgWarner, Inc.	405,555	17,978,253
Cooper-Standard Holding, Inc. (a)(b)	28,839	313,480
Dana, Inc.	225,358	2,900,357
Dorman Products, Inc. (a)	49,332	4,047,691
Fox Factory Holding Corp. (a)	72,890	6,481,379
Garrett Motion, Inc. (a)(b)	98,449	815,158
Gentex Corp.	402,275	10,563,742
Gentherm, Inc. (a)	56,692	3,115,792
Holley, Inc. (a)(b)	86,002	254,566
LCI Industries	44,058	4,760,026
Lear Corp.	101,501	12,450,113
Luminar Technologies, Inc. (a)(b)	399,784	2,722,529
Mobileye Global, Inc. (b)	79,846	3,558,736
Modine Manufacturing Co. (a)	90,501	2,469,772
Motorcar Parts of America, Inc. (a)	33,019	181,935
Patrick Industries, Inc.	36,977	2,423,103
QuantumScape Corp. Class A (a)(b)	479,227	3,110,183
Solid Power, Inc. (a)(b)	179,303	392,674
Standard Motor Products, Inc.	32,227	1,138,258
Stoneridge, Inc. (a)	46,757	764,945
Strattec Security Corp. (a)	4,907	90,927
Superior Industries International, Inc. (a)	42,371	148,722
Sypris Solutions, Inc. (a)	11,882	22,576
The Goodyear Tire & Rubber Co. (a)	485,495	6,665,846
Visteon Corp. (a)	48,097	6,424,797
Worksport Ltd. (a)(b)	29,425	82,390
XPEL, Inc. (a)(b)	33,519	2,308,454
		155,020,715
Automobiles - 1.6%
Arcimoto, Inc. (a)(b)	2,159	3,411
AYRO, Inc. (a)(b)	34,158	19,128
Canoo, Inc. (a)(b)	561,425	312,152
Envirotech Vehicles, Inc. (a)	23,929	50,251
Faraday Future Intelligent Electric, Inc. (a)(b)	843,559	208,022
Fisker, Inc. (a)(b)	276,816	1,738,404
Ford Motor Co.	6,748,909	80,986,908
General Motors Co.	2,402,123	77,852,806
Harley-Davidson, Inc.	228,216	7,099,800
Lordstown Motors Corp. Class A (a)(b)	18,974	64,512
Lucid Group, Inc. Class A (a)(b)	1,105,934	8,582,048
Mullen Automotive, Inc. (a)(b)	139,232	101,082
Rivian Automotive, Inc. (a)	952,222	14,026,230
Tesla, Inc. (a)	4,635,532	945,324,041
Thor Industries, Inc. (b)	92,360	7,229,017
Volcon, Inc. (a)	15,265	10,536
Winnebago Industries, Inc.	53,934	3,000,888
Workhorse Group, Inc. (a)(b)	283,474	238,317
		1,146,847,553
Broadline Retail - 2.8%
1stDibs.com, Inc. (a)	32,279	122,337
Amazon.com, Inc. (a)	15,365,273	1,852,744,618
Big Lots, Inc. (b)	49,376	247,868
ContextLogic, Inc. (a)(b)	35,744	250,565
Dillard's, Inc. Class A (b)	5,902	1,624,880
eBay, Inc.	935,106	39,779,409
Etsy, Inc. (a)	217,107	17,596,522
Groupon, Inc. (a)(b)	35,364	190,966
iMedia Brands, Inc. (a)(b)	24,675	4,688
Kohl's Corp.	189,625	3,473,930
Macy's, Inc.	465,529	6,326,539
Nordstrom, Inc.	191,984	2,937,355
Ollie's Bargain Outlet Holdings, Inc. (a)	99,500	5,484,440
Qurate Retail, Inc. Series A (a)	576,339	478,419
		1,931,262,536
Distributors - 0.1%
Amcon Distributing Co.	152	33,364
Educational Development Corp. (a)	5,163	6,299
Funko, Inc. (a)(b)	56,101	684,432
Genuine Parts Co.	243,425	36,253,285
LKQ Corp.	436,436	23,021,999
Pool Corp.	67,151	21,235,161
Weyco Group, Inc.	11,010	298,811
		81,533,351
Diversified Consumer Services - 0.1%
2U, Inc. (a)	131,391	525,564
ADT, Inc.	369,037	2,099,821
Adtalem Global Education, Inc. (a)	79,524	3,300,246
American Public Education, Inc. (a)	35,371	177,209
Bright Horizons Family Solutions, Inc. (a)	99,749	8,538,514
Carriage Services, Inc.	23,992	627,631
Chegg, Inc. (a)	217,547	1,953,572
Coursera, Inc. (a)	145,268	1,839,093
Duolingo, Inc. (a)	43,490	6,504,799
European Wax Center, Inc. (b)	49,808	863,173
Frontdoor, Inc. (a)	139,540	4,302,018
Graham Holdings Co.	6,825	3,854,419
Grand Canyon Education, Inc. (a)	52,941	5,546,099
H&R Block, Inc.	262,239	7,827,834
Laureate Education, Inc. Class A	229,773	2,780,253
Lincoln Educational Services Corp. (a)	44,466	284,138
Mister Car Wash, Inc. (a)(b)	132,500	1,093,125
Nerdy, Inc. Class A (a)(b)	99,862	258,643
OneSpaWorld Holdings Ltd. (a)	104,363	1,088,506
Perdoceo Education Corp. (a)	113,955	1,343,529
Regis Corp. (a)(b)	39,837	38,244
Rover Group, Inc. Class A (a)	164,278	763,893
Service Corp. International	264,666	16,835,404
Strategic Education, Inc.	37,987	2,997,554
Stride, Inc. (a)	70,733	2,858,321
The Beachbody Co., Inc. (a)(b)	232,790	113,089
Udemy, Inc. (a)	113,864	1,138,640
Universal Technical Institute, Inc. (a)	60,645	389,947
Wag! Group Co. (a)	16,732	38,651
WW International, Inc. (a)	96,850	635,336
Xwell, Inc. (a)(b)	140,249	32,552
		80,649,817
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	93,729	874,492
Airbnb, Inc. Class A (a)	686,646	75,373,131
Allied Esports Entertainment, Inc. (a)(b)	25,037	25,788
ARAMARK Holdings Corp.	447,633	17,672,551
Bally's Corp. (a)	46,457	631,351
Biglari Holdings, Inc.:
Class A (a)	174	177,654
Class B (a)	1,581	325,733
BJ's Restaurants, Inc. (a)	42,226	1,257,490
Bloomin' Brands, Inc.	151,427	3,617,591
Bluegreen Vacations Holding Corp. Class A	17,942	512,782
Booking Holdings, Inc. (a)	66,817	167,628,485
Bowlero Corp. Class A (a)(b)	58,244	667,476
Boyd Gaming Corp.	136,275	8,684,806
Brinker International, Inc. (a)	75,009	2,743,829
BurgerFi International, Inc. (a)(b)	21,228	26,960
Caesars Entertainment, Inc. (a)	369,770	15,164,268
Canterbury Park Holding Co.	5,046	115,654
Carnival Corp. (a)(b)	1,729,056	19,417,299
Carrols Restaurant Group, Inc. (a)	60,237	331,304
Century Casinos, Inc. (a)	43,123	292,805
Chipotle Mexican Grill, Inc. (a)	47,604	98,849,230
Choice Hotels International, Inc. (b)	47,757	5,419,942
Churchill Downs, Inc.	113,197	15,374,417
Chuy's Holdings, Inc. (a)	33,724	1,242,392
Cracker Barrel Old Country Store, Inc.	38,443	3,768,183
Darden Restaurants, Inc.	209,279	33,174,907
Dave & Buster's Entertainment, Inc. (a)	73,219	2,353,991
Denny's Corp. (a)	103,084	1,141,140
Dine Brands Global, Inc.	28,023	1,676,616
Domino's Pizza, Inc.	60,979	17,674,763
Doordash, Inc. (a)	453,102	29,583,030
Draftkings Holdings, Inc. (a)	773,633	18,056,594
Dutch Bros, Inc. (a)(b)	52,455	1,487,624
Ebet, Inc. (a)	3,383	782
El Pollo Loco Holdings, Inc.	35,969	328,757
Elys Game Technology Corp. (a)(b)	54,751	26,609
Esports Entertainment Group, Inc. (a)(b)	238	452
Everi Holdings, Inc. (a)	152,649	2,121,821
Expedia, Inc. (a)	254,072	24,317,231
F45 Training Holdings, Inc. (a)(b)	66,974	68,313
FAT Brands, Inc. Class B	2,371	12,851
Fiesta Restaurant Group, Inc. (a)	35,860	257,833
First Watch Restaurant Group, Inc. (a)	21,106	372,521
Full House Resorts, Inc. (a)	53,281	378,295
GAN Ltd. (a)	71,082	88,853
Global Business Travel Group, Inc. (a)	34,805	249,552
Golden Entertainment, Inc. (a)	39,528	1,665,710
Good Times Restaurants, Inc. (a)	5,599	16,181
Hall of Fame Resort & Entertainment Co. (a)(b)	4,049	26,764
Hilton Grand Vacations, Inc. (a)	136,692	5,843,583
Hilton Worldwide Holdings, Inc.	459,430	62,537,612
Hyatt Hotels Corp. Class A	83,425	8,966,519
Inspirato, Inc. (a)(b)	32,286	30,543
Inspired Entertainment, Inc. (a)	44,757	614,514
Jack in the Box, Inc.	36,344	3,145,937
Krispy Kreme, Inc. (b)	114,677	1,713,274
Kura Sushi U.S.A., Inc. Class A (a)(b)	6,490	528,870
Las Vegas Sands Corp. (a)	565,759	31,190,294
Life Time Group Holdings, Inc. (a)(b)	99,225	1,886,267
Light & Wonder, Inc. Class A (a)	161,642	9,422,112
Lindblad Expeditions Holdings (a)	56,117	531,989
Marriott International, Inc. Class A	463,471	77,765,799
Marriott Vacations Worldwide Corp.	65,536	8,075,346
McDonald's Corp.	1,261,851	359,766,339
MGM Resorts International	541,840	21,288,894
Monarch Casino & Resort, Inc.	22,194	1,440,169
Muscle Maker, Inc. (a)(b)	43,281	47,176
Nathan's Famous, Inc.	6,187	441,009
Noodles & Co. (a)	63,938	214,192
Norwegian Cruise Line Holdings Ltd. (a)(b)	721,595	10,715,686
Papa John's International, Inc.	54,879	3,847,567
Penn Entertainment, Inc. (a)	265,488	6,647,820
Planet Fitness, Inc. (a)	143,555	9,178,907
Playa Hotels & Resorts NV (a)	233,731	2,077,869
PlayAGS, Inc. (a)	49,322	263,379
Portillo's, Inc. (a)(b)	73,527	1,475,687
Potbelly Corp. (a)	36,935	287,354
Rave Restaurant Group, Inc. (a)	6,403	10,949
RCI Hospitality Holdings, Inc.	14,203	1,025,883
Red Robin Gourmet Burgers, Inc. (a)(b)	25,958	328,888
Red Rock Resorts, Inc.	84,202	3,838,769
Royal Caribbean Cruises Ltd. (a)	377,715	30,583,584
Rush Street Interactive, Inc. (a)	87,753	263,259
Ruth's Hospitality Group, Inc.	53,420	1,144,791
Sabre Corp. (a)(b)	556,535	1,725,259
SeaWorld Entertainment, Inc. (a)	69,150	3,855,804
Shake Shack, Inc. Class A (a)	63,993	4,234,417
Six Flags Entertainment Corp. (a)	127,926	3,268,509
Soho House & Co., Inc. Class A (a)(b)	74,471	448,315
Sonder Holdings, Inc. (a)(b)	238,427	169,235
Starbucks Corp.	1,980,233	193,349,950
Sweetgreen, Inc. Class A (a)	130,540	1,244,046
Target Hospitality Corp. (a)	40,329	569,849
Texas Roadhouse, Inc. Class A	115,479	12,460,184
The Cheesecake Factory, Inc. (b)	83,631	2,620,159
The ONE Group Hospitality, Inc. (a)(b)	41,898	295,800
Travel+Leisure Co.	140,120	5,110,176
Vacasa, Inc. Class A (a)(b)	136,660	104,846
Vail Resorts, Inc.	69,574	16,920,397
Wendy's Co.	291,063	6,406,297
Wingstop, Inc.	51,526	10,272,223
Wyndham Hotels & Resorts, Inc.	152,861	10,432,763
Wynn Resorts Ltd.	177,405	17,509,874
Xponential Fitness, Inc. (a)	39,063	1,034,779
Yum! Brands, Inc.	481,862	62,010,821
		1,596,461,336
Household Durables - 0.5%
Aterian, Inc. (a)(b)	120,266	70,247
Bassett Furniture Industries, Inc.	13,883	187,559
Beazer Homes U.S.A., Inc. (a)	50,641	1,026,493
Cavco Industries, Inc. (a)	13,928	3,467,793
Century Communities, Inc.	48,941	3,114,116
Cricut, Inc. (b)	71,493	674,179
D.R. Horton, Inc.	537,876	57,466,672
Dixie Group, Inc. (a)	7,832	7,455
Dream Finders Homes, Inc. (a)(b)	37,140	688,576
Emerson Radio Corp. (a)(b)	16,730	9,871
Ethan Allen Interiors, Inc.	40,398	1,011,162
Flexsteel Industries, Inc.	10,259	187,740
Garmin Ltd.	264,428	27,275,748
GoPro, Inc. Class A (a)	212,794	893,735
Green Brick Partners, Inc. (a)	46,534	2,227,583
Hamilton Beach Brands Holding Co. Class A	10,452	97,308
Helen of Troy Ltd. (a)	41,395	3,985,511
Hooker Furnishings Corp.	18,614	276,418
Hovnanian Enterprises, Inc. Class A (a)	8,315	698,127
Installed Building Products, Inc.	40,264	4,209,199
iRobot Corp. (a)(b)	46,597	1,651,864
KB Home	139,864	6,060,307
Koss Corp. (a)(b)	11,662	44,899
La-Z-Boy, Inc.	74,632	1,994,167
Landsea Homes Corp. (a)	19,593	141,070
Legacy Housing Corp. (a)	15,990	304,450
Leggett & Platt, Inc.	229,295	6,988,912
Lennar Corp.:
Class A	427,324	45,774,947
Class B	35,318	3,339,317
LGI Homes, Inc. (a)	35,864	4,080,247
Lifetime Brands, Inc. (b)	17,450	85,505
Live Ventures, Inc. (a)	1,880	44,612
Lovesac (a)(b)	25,186	530,921
M.D.C. Holdings, Inc.	100,818	4,060,949
M/I Homes, Inc. (a)	46,618	3,294,494
Meritage Homes Corp.	62,753	7,237,303
Mohawk Industries, Inc. (a)	90,502	8,329,804
Nephros, Inc. (a)	3,446	5,514
Newell Brands, Inc.	647,742	5,382,736
Nova LifeStyle, Inc. (a)(b)	737	1,916
NVR, Inc. (a)	5,201	28,887,498
PulteGroup, Inc.	387,473	25,604,216
Purple Innovation, Inc.	108,364	374,939
Skyline Champion Corp. (a)	92,057	5,351,273
Snap One Holdings Corp. (a)(b)	30,708	271,152
Sonos, Inc. (a)	218,110	3,169,138
Taylor Morrison Home Corp. (a)	185,651	7,877,172
Tempur Sealy International, Inc.	293,403	10,456,883
Toll Brothers, Inc.	175,987	11,914,320
TopBuild Corp. (a)	55,206	11,132,842
Traeger, Inc. (a)(b)	103,332	381,295
TRI Pointe Homes, Inc. (a)	173,657	5,072,521
Tupperware Brands Corp. (a)(b)	63,851	56,834
Universal Electronics, Inc. (a)	23,102	186,433
Vizio Holding Corp. (a)(b)	97,309	635,428
VOXX International Corp. (a)(b)	27,867	269,753
Vuzix Corp. (a)(b)	97,307	488,481
Whirlpool Corp.	93,694	12,113,697
ZAGG, Inc. rights (a)(c)	43,858	0
		331,173,301
Leisure Products - 0.1%
Acushnet Holdings Corp.	56,675	2,536,773
American Outdoor Brands, Inc. (a)	21,630	157,034
AMMO, Inc. (a)(b)	141,631	249,271
Brunswick Corp.	124,835	9,425,043
Clarus Corp. (b)	54,243	448,590
Escalade, Inc.	10,982	127,611
Hasbro, Inc.	224,423	13,319,505
JAKKS Pacific, Inc. (a)	11,881	245,343
Johnson Outdoors, Inc. Class A	10,932	620,500
Latham Group, Inc. (a)	71,319	256,748
Malibu Boats, Inc. Class A (a)	34,585	1,813,983
Marine Products Corp.	18,594	284,116
MasterCraft Boat Holdings, Inc. (a)	30,461	807,217
Mattel, Inc. (a)	612,628	10,665,853
Nautilus, Inc. (a)	53,757	68,271
Peloton Interactive, Inc. Class A (a)(b)	566,521	4,124,273
Polaris, Inc.	94,044	10,129,479
Smith & Wesson Brands, Inc.	77,606	910,318
Solo Brands, Inc. Class A (a)	38,754	159,666
Sturm, Ruger & Co., Inc.	30,033	1,548,501
Topgolf Callaway Brands Corp. (a)	240,677	4,108,356
Vista Outdoor, Inc. (a)	99,430	2,647,821
YETI Holdings, Inc. (a)	149,004	5,449,076
		70,103,348
Specialty Retail - 2.1%
1-800-FLOWERS.com, Inc. Class A (a)	51,597	418,968
Abercrombie & Fitch Co. Class A (a)	84,035	2,607,606
Academy Sports & Outdoors, Inc.	135,103	6,614,643
Advance Auto Parts, Inc.	101,958	7,431,719
America's Car Mart, Inc. (a)	10,463	853,048
American Eagle Outfitters, Inc.	301,865	3,069,967
Arhaus, Inc. (a)(b)	35,886	253,714
Arko Corp.	126,616	917,966
Asbury Automotive Group, Inc. (a)	38,296	8,008,077
AutoNation, Inc. (a)	58,869	7,707,129
AutoZone, Inc. (a)	32,358	77,233,369
BARK, Inc. (a)(b)	187,609	195,113
Barnes & Noble Education, Inc. (a)	70,687	98,255
Bath & Body Works, Inc.	393,398	13,863,346
Best Buy Co., Inc.	338,687	24,612,384
Big 5 Sporting Goods Corp. (b)	38,656	292,239
Boot Barn Holdings, Inc. (a)	51,744	3,498,929
Brilliant Earth Group, Inc. Class A (a)	19,054	63,831
Build-A-Bear Workshop, Inc.	23,020	418,504
Burlington Stores, Inc. (a)	112,115	16,868,823
Caleres, Inc.	60,481	1,043,902
Camping World Holdings, Inc.	70,681	1,904,853
CarMax, Inc. (a)(b)	272,701	19,691,739
CarParts.com, Inc. (a)	91,930	383,348
Carvana Co. Class A (a)(b)	169,732	2,192,937
Chewy, Inc. (a)(b)	159,007	4,689,116
Chico's FAS, Inc. (a)	218,915	993,874
Citi Trends, Inc. (a)	15,082	220,499
Conn's, Inc. (a)(b)	29,861	121,236
Designer Brands, Inc. Class A	95,997	601,901
Destination XL Group, Inc. (a)	90,443	376,243
Dick's Sporting Goods, Inc.	102,873	13,117,336
Duluth Holdings, Inc. (a)	20,432	110,333
Envela Corp. (a)	7,429	53,415
EVgo, Inc. Class A (a)(b)	118,741	470,214
Express, Inc. (a)(b)	96,752	55,187
Five Below, Inc. (a)	95,697	16,509,646
Floor & Decor Holdings, Inc. Class A (a)(b)	183,021	16,711,648
Foot Locker, Inc. (b)	134,838	3,414,098
Franchise Group, Inc. (b)	47,283	1,375,935
GameStop Corp. Class A (b)	436,551	10,499,052
Gap, Inc. (b)	365,804	2,933,748
Genesco, Inc. (a)	21,564	388,799
Group 1 Automotive, Inc.	25,012	5,590,432
Grove Collaborative Holdings, Inc. Class A (a)	150,178	63,075
GrowGeneration Corp. (a)(b)	113,152	418,662
Guess?, Inc.	55,111	1,058,682
Haverty Furniture Companies, Inc.	23,557	621,669
Hibbett, Inc.	21,427	771,801
J.Jill, Inc. (a)(b)	8,081	177,701
JOANN, Inc. (b)	13,717	21,399
Kirkland's, Inc. (a)(b)	25,171	72,241
Lands' End, Inc. (a)	23,736	148,825
Lazydays Holdings, Inc. (a)(b)	12,717	152,604
Leslie's, Inc. (a)(b)	255,121	2,418,547
Lithia Motors, Inc. Class A (sub. vtg.)	47,274	11,028,079
LL Flooring Holdings, Inc. (a)	50,665	227,993
Lowe's Companies, Inc.	1,042,001	209,577,661
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	14,593	35,461
MarineMax, Inc. (a)	37,923	1,075,876
Monro, Inc.	53,112	2,197,243
Murphy U.S.A., Inc.	34,401	9,509,124
National Vision Holdings, Inc. (a)	137,272	3,466,118
O'Reilly Automotive, Inc. (a)	107,495	97,101,308
OneWater Marine, Inc. Class A (a)(b)	18,903	525,314
Overstock.com, Inc. (a)	79,054	1,480,681
Penske Automotive Group, Inc.	42,752	5,909,181
Petco Health & Wellness Co., Inc. (a)(b)	141,559	1,081,511
PetMed Express, Inc.	36,754	545,062
Polished.Com, Inc. (a)(b)	168,222	76,760
Rent the Runway, Inc. Class A (a)(b)	77,038	154,846
Revolve Group, Inc. (a)(b)	73,076	1,112,217
RH (a)	31,877	7,809,227
Ross Stores, Inc.	593,540	61,502,615
RumbleON, Inc. Class B (a)(b)	19,100	208,572
Sally Beauty Holdings, Inc. (a)	183,067	2,061,334
Shift Technologies, Inc. Class A (a)(b)	23,007	35,891
Shoe Carnival, Inc.	30,232	591,640
Signet Jewelers Ltd.	78,490	4,983,330
Sleep Number Corp. (a)(b)	38,105	691,225
Sonic Automotive, Inc. Class A (sub. vtg.)	30,618	1,268,810
Sportsman's Warehouse Holdings, Inc. (a)	71,936	325,870
Stitch Fix, Inc. (a)(b)	124,433	446,714
The Aaron's Co., Inc.	54,327	664,962
The Buckle, Inc.	50,192	1,541,396
The Cato Corp. Class A (sub. vtg.)	41,620	335,457
The Children's Place, Inc. (a)(b)	21,890	329,007
The Container Store Group, Inc. (a)	52,697	129,635
The Home Depot, Inc.	1,756,094	497,764,844
The ODP Corp. (a)	69,178	2,771,271
The RealReal, Inc. (a)(b)	165,483	210,991
thredUP, Inc. (a)(b)	120,038	248,479
Tile Shop Holdings, Inc. (a)(b)	51,012	268,323
Tilly's, Inc. (a)(b)	36,368	283,670
TJX Companies, Inc.	1,990,625	152,860,094
Torrid Holdings, Inc. (a)(b)	13,880	31,646
Tractor Supply Co.	190,285	39,881,833
Ulta Beauty, Inc. (a)	87,610	35,905,206
Upbound Group, Inc.	88,388	2,643,685
Urban Outfitters, Inc. (a)	102,797	3,168,204
Valvoline, Inc.	296,028	11,397,078
Victoria's Secret & Co. (a)	138,928	2,836,910
Vroom, Inc. (a)(b)	203,379	162,357
Warby Parker, Inc. (a)	109,844	1,209,382
Wayfair LLC Class A (a)(b)	132,662	5,348,932
Williams-Sonoma, Inc. (b)	114,569	13,004,727
Winmark Corp.	4,695	1,530,523
Zumiez, Inc. (a)(b)	26,429	424,714
		1,484,385,316
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (a)(b)	163,095	192,452
Capri Holdings Ltd. (a)	216,650	7,604,415
Carter's, Inc.	65,798	4,090,662
Charles & Colvard Ltd. (a)	34,272	32,065
Columbia Sportswear Co.	60,930	4,498,462
Crocs, Inc. (a)	105,998	11,901,455
Crown Crafts, Inc.	2,254	11,608
Culp, Inc. (a)	17,685	75,869
Deckers Outdoor Corp. (a)	45,445	21,586,375
Delta Apparel, Inc. (a)(b)	10,797	104,623
Fossil Group, Inc. (a)	73,749	149,710
G-III Apparel Group Ltd. (a)	75,441	1,213,091
Hanesbrands, Inc. (b)	612,277	2,516,458
Kontoor Brands, Inc.	84,565	3,311,565
Lakeland Industries, Inc.	10,472	114,668
Levi Strauss & Co. Class A (b)	167,747	2,219,293
lululemon athletica, Inc. (a)	200,062	66,406,580
Movado Group, Inc.	27,839	708,503
NIKE, Inc. Class B	2,146,763	225,968,273
Oxford Industries, Inc.	25,790	2,577,453
PLBY Group, Inc. (a)(b)	62,287	94,053
PVH Corp.	109,256	9,398,201
Ralph Lauren Corp.	70,627	7,508,356
Rocky Brands, Inc.	12,641	241,570
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	231,283	11,881,008
Steven Madden Ltd.	125,331	3,911,581
Superior Group of Companies, Inc.	16,600	144,420
Tapestry, Inc.	406,090	16,251,722
Toughbuilt Industries, Inc. (a)(b)	21,867	17,638
Under Armour, Inc.:
Class A (sub. vtg.) (a)	341,429	2,461,703
Class C (non-vtg.) (a)	315,611	2,076,720
Unifi, Inc. (a)	23,352	168,368
Vera Bradley, Inc. (a)	33,550	159,363
VF Corp.	569,291	9,803,191
Vince Holding Corp. (a)	3,162	16,759
Wolverine World Wide, Inc.	134,660	1,801,751
		421,219,984
TOTAL CONSUMER DISCRETIONARY		7,298,657,257
CONSUMER STAPLES - 6.3%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	17,193	30,604
Boston Beer Co., Inc. Class A (a)	16,327	5,510,363
Brown-Forman Corp.:
Class A	83,758	5,264,190
Class B (non-vtg.)	327,756	20,245,488
Celsius Holdings, Inc. (a)	69,292	8,698,225
Coca-Cola Bottling Co. Consolidated	7,964	5,270,097
Constellation Brands, Inc. Class A (sub. vtg.)	279,884	68,003,415
Duckhorn Portfolio, Inc. (a)	73,158	953,249
Keurig Dr. Pepper, Inc.	1,464,595	45,578,196
MGP Ingredients, Inc.	27,093	2,575,461
Molson Coors Beverage Co. Class B	322,752	19,962,211
Monster Beverage Corp.	1,312,501	76,938,809
National Beverage Corp. (a)(b)	39,999	1,976,751
PepsiCo, Inc.	2,372,599	432,643,428
Splash Beverage Group, Inc. (a)	41,300	41,713
The Coca-Cola Co.	6,703,951	399,957,717
The Vita Coco Co., Inc. (a)	40,252	1,073,923
Vintage Wine Estates, Inc. (a)(b)	65,670	74,207
Willamette Valley Vineyards, Inc. (a)	6,462	38,190
Zevia PBC (a)(b)	71,120	258,166
		1,095,094,403
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	274,239	5,583,506
Andersons, Inc.	53,699	2,094,798
BJ's Wholesale Club Holdings, Inc. (a)	231,411	14,497,899
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	20,436	10
warrants 11/4/28 (a)	20,436	3
warrants 11/4/28 (a)	20,436	1
Class A (a)(b)	35,908	20,317
Casey's General Stores, Inc.	64,289	14,506,813
Chefs' Warehouse Holdings (a)	58,721	1,826,810
Costco Wholesale Corp.	764,683	391,181,235
Dollar General Corp.	385,711	77,562,625
Dollar Tree, Inc. (a)	358,002	48,287,310
Grocery Outlet Holding Corp. (a)	152,911	4,391,604
HF Foods Group, Inc. (a)	55,310	199,116
Ingles Markets, Inc. Class A	26,238	2,106,124
Kroger Co.	1,121,569	50,840,723
MedAvail Holdings, Inc. (a)(b)	18,315	4,416
Natural Grocers by Vitamin Cottage, Inc.	14,534	160,601
Performance Food Group Co. (a)	268,219	14,829,829
PriceSmart, Inc.	45,194	3,275,661
Rite Aid Corp. (a)(b)	92,312	165,238
SpartanNash Co.	62,031	1,420,510
Sprouts Farmers Market LLC (a)	183,079	6,327,210
Sysco Corp.	874,756	61,189,182
Target Corp.	792,585	103,773,154
U.S. Foods Holding Corp. (a)	376,562	14,979,636
United Natural Foods, Inc. (a)	104,734	2,797,445
Village Super Market, Inc. Class A	15,048	312,321
Walgreens Boots Alliance, Inc.	1,237,210	37,574,068
Walmart, Inc.	2,416,375	354,892,996
Weis Markets, Inc.	28,274	1,683,434
		1,216,484,595
Food Products - 1.1%
Alico, Inc.	7,630	176,635
AppHarvest, Inc. (a)(b)	112,964	51,963
Arcadia Biosciences, Inc. (a)	273	1,253
Archer Daniels Midland Co.	943,451	66,654,813
B&G Foods, Inc. Class A (b)	123,110	1,577,039
Barfresh Food Group, Inc. (a)(b)	3,165	3,861
Benson Hill, Inc. (a)	215,182	256,067
Better Choice Co., Inc. (a)	17,919	5,197
Beyond Meat, Inc. (a)(b)	107,521	1,091,338
BRC, Inc. Class A (a)(b)	60,098	323,928
Bunge Ltd.	258,719	23,967,728
Cal-Maine Foods, Inc.	65,418	3,110,626
Calavo Growers, Inc.	32,133	1,038,860
Campbell Soup Co.	344,956	17,437,526
Coffee Holding Co., Inc. (a)	10,373	15,248
Conagra Brands, Inc.	823,989	28,732,496
Darling Ingredients, Inc. (a)	276,407	17,518,676
Farmer Brothers Co. (a)	23,211	41,316
Flowers Foods, Inc.	334,025	8,343,945
Fresh Del Monte Produce, Inc.	52,012	1,371,036
Freshpet, Inc. (a)(b)	82,600	4,936,176
General Mills, Inc.	1,017,319	85,617,567
Hormel Foods Corp.	502,977	19,238,870
Hostess Brands, Inc. Class A (a)	231,302	5,754,794
Ingredion, Inc.	113,127	11,833,084
J&J Snack Foods Corp.	26,149	4,025,639
John B. Sanfilippo & Son, Inc.	16,536	1,921,979
Kellogg Co.	439,643	29,354,963
Laird Superfood, Inc. (a)	5,131	3,335
Lamb Weston Holdings, Inc.	247,247	27,493,866
Lancaster Colony Corp.	33,995	6,682,737
Lifecore Biomedical (a)(b)	46,512	380,933
Lifeway Foods, Inc. (a)	4,739	28,434
Limoneira Co.	25,693	413,143
Local Bounti Corp. (a)(b)	66,302	29,173
McCormick & Co., Inc. (non-vtg.)	432,343	37,064,765
Mission Produce, Inc. (a)	70,289	857,526
Mondelez International, Inc.	2,348,529	172,405,514
Nuzee, Inc. (a)	616	6,345
Pilgrim's Pride Corp. (a)	77,074	1,711,043
Post Holdings, Inc. (a)	93,629	7,954,720
RiceBran Technologies (a)(b)	6,132	5,090
S&W Seed Co. (a)(b)	21,041	22,303
Seaboard Corp.	457	1,736,340
Seneca Foods Corp. Class A (a)	11,293	522,188
Sovos Brands, Inc. (a)	83,094	1,577,955
Tattooed Chef, Inc. (a)(b)	69,948	38,206
The Hain Celestial Group, Inc. (a)	157,185	1,919,229
The Hershey Co.	253,221	65,761,494
The J.M. Smucker Co.	184,501	27,046,002
The Kraft Heinz Co.	1,372,804	52,468,569
The Real Good Food Co., Inc. (a)	8,530	30,111
The Simply Good Foods Co. (a)	147,089	5,323,151
Tootsie Roll Industries, Inc.	31,681	1,237,777
TreeHouse Foods, Inc. (a)	85,791	4,062,204
Tyson Foods, Inc. Class A	492,618	24,946,176
Utz Brands, Inc. Class A (b)	118,330	1,946,529
Vital Farms, Inc. (a)	46,810	678,277
Westrock Coffee Holdings (a)	33,280	367,245
Whole Earth Brands, Inc. Class A (a)	69,040	199,526
		779,322,529
Household Products - 1.2%
Central Garden & Pet Co. (a)	81,568	2,960,918
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,909	99,924
Church & Dwight Co., Inc.	419,367	38,770,479
Colgate-Palmolive Co.	1,438,306	106,981,200
Energizer Holdings, Inc.	114,234	3,724,028
Kimberly-Clark Corp.	580,466	77,944,974
Oil-Dri Corp. of America	9,041	343,287
Procter & Gamble Co.	4,065,136	579,281,880
Reynolds Consumer Products, Inc.	92,574	2,540,231
Spectrum Brands Holdings, Inc.	71,971	5,197,026
The Clorox Co.	213,577	33,783,610
WD-40 Co. (b)	23,290	4,416,949
		856,044,506
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	229,784	8,414,690
Coty, Inc. Class A (a)	634,488	6,877,850
Cyanotech Corp. (a)	1,622	1,622
Edgewell Personal Care Co.	88,625	3,451,944
elf Beauty, Inc. (a)	86,908	9,040,170
Estee Lauder Companies, Inc. Class A	399,659	73,549,246
Guardion Health Sciences, Inc. (a)(b)	430	2,584
Herbalife Ltd. (a)	167,846	1,987,297
Inter Parfums, Inc.	31,141	3,911,310
LifeVantage Corp.	21,148	98,550
Mannatech, Inc.	422	5,283
MediFast, Inc. (b)	19,094	1,502,698
Natural Alternatives International, Inc. (a)	1,931	14,521
Natural Health Trends Corp.	15,505	85,278
Nature's Sunshine Products, Inc. (a)	22,697	253,752
Nu Skin Enterprises, Inc. Class A	84,699	2,823,018
Olaplex Holdings, Inc. (a)	140,447	443,813
The Beauty Health Co. (a)(b)	160,438	1,289,922
The Honest Co., Inc. (a)	101,266	148,861
Thorne HealthTech, Inc. (a)	11,940	52,775
USANA Health Sciences, Inc. (a)	20,194	1,225,170
Veru, Inc. (a)(b)	85,887	85,028
		115,265,382
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	365,390	226,871
Altria Group, Inc.	3,075,763	136,625,392
Philip Morris International, Inc.	2,672,457	240,547,855
Turning Point Brands, Inc.	27,584	577,609
Universal Corp.	43,626	2,248,920
Vector Group Ltd.	224,541	2,629,375
		382,856,022
TOTAL CONSUMER STAPLES		4,445,067,437
ENERGY - 4.2%
Energy Equipment & Services - 0.4%
Archrock, Inc.	228,957	2,060,613
Baker Hughes Co. Class A	1,733,513	47,238,229
Bristow Group, Inc. (a)	39,590	967,976
Cactus, Inc.	110,538	3,490,790
Championx Corp.	345,500	8,727,330
Core Laboratories, Inc.	79,796	1,745,139
Diamond Offshore Drilling, Inc. (a)	178,648	1,956,196
DMC Global, Inc. (a)	31,227	506,502
Dril-Quip, Inc. (a)	58,780	1,313,733
ENGlobal Corp. (a)(b)	22,963	9,736
Enservco Corp. (a)	19,986	7,115
Expro Group Holdings NV (a)	118,525	1,966,330
Forum Energy Technologies, Inc. (a)	6,537	139,434
Geospace Technologies Corp. (a)	18,281	150,818
Gulf Island Fabrication, Inc. (a)	16,117	52,219
Halliburton Co.	1,558,282	44,644,779
Helix Energy Solutions Group, Inc. (a)	241,389	1,515,923
Helmerich & Payne, Inc.	179,942	5,556,609
Independence Contract Drilling, Inc. (a)(b)	17,283	46,837
KLX Energy Services Holdings, Inc. (a)(b)	19,909	158,077
Liberty Oilfield Services, Inc. Class A	255,097	2,994,839
Mammoth Energy Services, Inc. (a)	36,336	128,629
MIND Technology, Inc. (a)	16,422	10,346
Nabors Industries Ltd. (a)	16,233	1,358,702
Natural Gas Services Group, Inc. (a)	16,673	168,397
NCS Multistage Holdings, Inc. (a)	1,463	24,505
Newpark Resources, Inc. (a)	154,268	533,767
Nextier Oilfield Solutions, Inc. (a)	271,430	2,046,582
Nine Energy Service, Inc. (a)(b)	20,239	60,717
Noble Corp. PLC (a)	168,333	6,352,887
NOV, Inc.	673,966	9,482,702
Oceaneering International, Inc. (a)	171,657	2,628,069
Oil States International, Inc. (a)	112,351	714,552
Patterson-UTI Energy, Inc.	376,088	3,663,097
Profire Energy, Inc. (a)	29,334	35,787
ProFrac Holding Corp. (b)	59,474	667,298
ProPetro Holding Corp. (a)	162,567	1,084,322
Ranger Energy Services, Inc. Class A (a)	24,752	275,490
RPC, Inc.	145,806	969,610
Schlumberger Ltd.	2,447,061	104,807,623
SEACOR Marine Holdings, Inc. (a)	39,536	317,474
Select Water Solutions, Inc. Class A	139,617	1,013,619
Smart Sand, Inc. (a)	29,122	43,101
Solaris Oilfield Infrastructure, Inc. Class A	62,480	457,978
Superior Drilling Products, Inc. (a)	18,281	18,647
TechnipFMC PLC (a)	769,290	10,108,471
TETRA Technologies, Inc. (a)	210,342	546,889
Tidewater, Inc. (a)	86,967	3,896,991
Transocean Ltd. (United States) (a)(b)	1,140,883	6,525,851
U.S. Silica Holdings, Inc. (a)	131,299	1,487,618
Valaris Ltd. (a)	103,127	5,953,522
Weatherford International PLC (a)	111,240	6,278,386
		296,910,853
Oil, Gas & Consumable Fuels - 3.8%
Adams Resources & Energy, Inc.	5,219	181,151
Aemetis, Inc. (a)(b)	55,466	264,573
American Resources Corp. (a)(b)	93,679	133,024
Amplify Energy Corp. (a)(b)	57,284	389,531
Antero Midstream GP LP	578,460	5,906,077
Antero Resources Corp. (a)	475,729	9,709,629
APA Corp.	552,376	17,554,509
Arch Resources, Inc.	30,990	3,202,817
Barnwell Industries, Inc.	2,008	5,542
Battalion Oil Corp. (a)	3,202	19,692
Berry Corp.	115,341	726,648
Bitnile Metaverse, Inc. (a)(b)	1,288	1,507
California Resources Corp.	125,297	4,703,649
Callon Petroleum Co. (a)	87,916	2,692,867
Camber Energy, Inc. (a)(b)	14,885	15,927
Centrus Energy Corp. Class A (a)	19,492	574,819
Cheniere Energy, Inc.	428,846	59,939,805
Chesapeake Energy Corp.	184,093	13,852,998
Chevron Corp.	3,065,910	461,787,364
Chord Energy Corp.	71,526	10,231,079
Civitas Resources, Inc.	90,190	6,024,692
Clean Energy Fuels Corp. (a)(b)	301,483	1,211,962
CNX Resources Corp. (a)	293,427	4,533,447
Comstock Mining, Inc. (a)	126,992	77,935
Comstock Resources, Inc.	156,730	1,460,724
ConocoPhillips Co.	2,110,434	209,566,096
CONSOL Energy, Inc.	56,635	3,056,025
Coterra Energy, Inc.	1,359,196	31,601,307
Crescent Energy, Inc. Class A	71,055	668,628
CVR Energy, Inc.	50,431	1,180,590
Delek U.S. Holdings, Inc.	119,352	2,628,131
Denbury, Inc. (a)	85,531	7,712,330
Devon Energy Corp.	1,124,517	51,840,234
Diamondback Energy, Inc.	316,728	40,271,965
Dorian LPG Ltd.	55,994	1,292,342
DT Midstream, Inc.	166,755	7,580,682
Earthstone Energy, Inc. (a)(b)	66,360	796,984
Empire Petroleum Corp. (a)	18,448	174,518
Enviva, Inc.	53,758	471,995
EOG Resources, Inc.	1,013,201	108,706,335
Epsilon Energy Ltd.	30,870	151,572
EQT Corp.	631,066	21,942,165
Equitrans Midstream Corp.	752,625	6,419,891
Evolution Petroleum Corp.	55,563	435,614
Excelerate Energy, Inc.	29,432	546,258
Exxon Mobil Corp.	7,097,091	725,180,758
Gevo, Inc. (a)(b)	391,448	504,968
Granite Ridge Resources, Inc.	25,487	145,276
Green Plains, Inc. (a)	102,437	2,970,673
Gulfport Energy Corp. (a)	19,429	1,885,002
Hallador Energy Co. (a)	41,674	324,640
Hess Corp.	478,443	60,604,375
HF Sinclair Corp.	231,443	9,590,998
HighPeak Energy, Inc. (b)	23,742	292,976
Houston American Energy Corp. (a)(b)	17,123	38,356
International Seaways, Inc.	69,499	2,505,439
Kinder Morgan, Inc.	3,411,491	54,959,120
Kinetik Holdings, Inc.	39,727	1,292,319
Kosmos Energy Ltd. (a)	791,628	4,718,103
Lightbridge Corp. (a)(b)	11,250	49,050
Magnolia Oil & Gas Corp. Class A	288,406	5,574,888
Marathon Oil Corp.	1,090,312	24,161,314
Marathon Petroleum Corp.	782,440	82,085,780
Matador Resources Co.	193,892	8,525,431
Murphy Oil Corp.	252,580	8,789,784
NACCO Industries, Inc. Class A	7,470	234,932
New Fortress Energy, Inc.	83,621	2,196,724
Nextdecade Corp. (a)(b)	104,496	579,953
Northern Oil & Gas, Inc.	138,669	4,147,590
Occidental Petroleum Corp.	1,253,558	72,280,154
ONEOK, Inc.	768,819	43,561,285
OPAL Fuels, Inc. (a)	11,193	71,523
Overseas Shipholding Group, Inc. (a)	117,734	428,552
Ovintiv, Inc.	421,971	13,954,581
Par Pacific Holdings, Inc. (a)	95,719	2,040,729
PBF Energy, Inc. Class A	196,532	7,234,343
PDC Energy, Inc.	158,601	10,883,201
Peabody Energy Corp.	200,226	3,636,104
Pedevco Corp. (a)	45,076	37,864
Permian Resource Corp. Class A	405,287	3,781,328
Phillips 66 Co.	803,192	73,580,419
Phx Minerals, Inc. Class A (b)	35,580	101,403
Pioneer Natural Resources Co.	409,510	81,672,674
PrimeEnergy Corp. (a)	944	86,376
Range Resources Corp.	416,023	11,386,550
Ranger Oil Corp.	33,078	1,215,617
Rex American Resources Corp. (a)	26,922	886,811
Riley Exploration Permian, Inc.	6,788	227,194
Ring Energy, Inc. (a)(b)	158,658	269,719
SandRidge Energy, Inc.	55,728	750,656
SilverBow Resources, Inc. (a)	23,783	567,938
Sitio Royalties Corp.	129,453	3,298,462
SM Energy Co.	211,673	5,564,883
Southwestern Energy Co. (a)	1,897,001	9,048,695
Stabilis Solutions, Inc. (a)	7,800	28,704
Talos Energy, Inc. (a)	113,117	1,392,470
Targa Resources Corp.	390,339	26,562,569
Tellurian, Inc. (a)(b)	893,896	1,081,614
Texas Pacific Land Corp.	10,642	13,873,975
The Williams Companies, Inc.	2,101,732	60,235,639
U.S. Energy Corp. (b)	20,023	28,433
Uranium Energy Corp. (a)(b)	641,007	1,660,208
VAALCO Energy, Inc.	187,070	722,090
Valero Energy Corp.	664,494	71,127,438
Vertex Energy, Inc. (a)(b)	102,087	660,503
Vital Energy, Inc. (a)	29,248	1,213,500
Vitesse Energy, Inc.	36,235	836,666
W&T Offshore, Inc. (a)	156,523	605,744
World Fuel Services Corp.	105,386	2,410,178
		2,632,610,871
TOTAL ENERGY		2,929,521,724
FINANCIALS - 12.9%
Banks - 3.2%
1895 Bancorp of Wisconsin, Inc. (a)	15,889	105,821
1st Source Corp.	29,928	1,230,939
ACNB Corp.	13,867	408,383
Affinity Bancshares, Inc. (a)	1,202	14,352
Amalgamated Financial Corp.	30,726	436,924
Amerant Bancorp, Inc. Class A	41,305	729,033
American National Bankshares, Inc.	20,045	575,893
Ameris Bancorp	109,905	3,468,602
Ames National Corp.	15,118	276,962
Arrow Financial Corp.	27,316	498,244
Associated Banc-Corp.	256,351	3,796,558
Atlantic Union Bankshares Corp.	130,020	3,323,311
Auburn National Bancorp., Inc.	4,890	107,580
Axos Financial, Inc. (a)	94,742	3,583,142
Banc of California, Inc.	92,601	989,905
BancFirst Corp.	30,950	2,617,442
Bancorp, Inc., Delaware (a)	94,684	2,921,948
Bank First National Corp.	11,756	894,867
Bank of America Corp.	12,026,062	334,204,263
Bank of Hawaii Corp. (b)	69,495	2,720,729
Bank of Marin Bancorp	24,756	400,305
Bank of South Carolina Corp.	10,872	148,512
Bank of the James Financial Group, Inc.	10,484	94,356
Bank OZK	189,410	6,549,798
Bank7 Corp.	4,593	104,720
BankFinancial Corp.	26,395	195,323
BankUnited, Inc.	131,783	2,493,334
Bankwell Financial Group, Inc.	14,320	327,212
Banner Corp.	57,055	2,468,770
Bar Harbor Bankshares	23,926	565,371
BayCom Corp.	21,291	345,127
BayFirst Financial Corp.	7,293	103,488
BCB Bancorp, Inc.	24,133	256,051
Berkshire Hills Bancorp, Inc.	79,586	1,627,534
Blue Foundry Bancorp (a)	44,743	416,110
Blue Ridge Bankshares, Inc.	28,307	245,988
BOK Financial Corp.	49,228	4,003,221
Bridgewater Bancshares, Inc. (a)	40,020	344,572
Broadway Financial Corp. (a)	90,618	84,284
Brookline Bancorp, Inc., Delaware	168,957	1,388,827
Business First Bancshares, Inc.	50,775	739,792
Byline Bancorp, Inc.	39,282	696,077
C & F Financial Corp.	4,936	250,502
Cadence Bank	314,693	5,651,886
California Bancorp, Inc. (a)	7,819	113,376
Cambridge Bancorp	12,884	651,157
Camden National Corp.	24,222	714,791
Capital Bancorp, Inc.	18,695	317,628
Capital City Bank Group, Inc.	21,876	657,811
Capitol Federal Financial, Inc.	219,873	1,314,841
Capstar Financial Holdings, Inc.	31,481	379,346
Carter Bankshares, Inc. (a)	39,560	557,796
Cathay General Bancorp	122,645	3,586,140
CB Financial Services, Inc.	5,665	109,504
Central Pacific Financial Corp.	48,171	703,778
Central Valley Community Bancorp	22,607	326,219
Cf Bankshares, Inc.	105	1,639
Chemung Financial Corp.	6,174	218,560
ChoiceOne Financial Services, Inc.	8,388	174,890
Citigroup, Inc.	3,336,726	147,883,696
Citizens & Northern Corp.	28,579	548,145
Citizens Community Bancorp, Inc.	14,126	120,212
Citizens Financial Group, Inc.	848,896	21,884,539
Citizens Financial Services, Inc.	11,684	877,702
Citizens Holding Co.	9,876	122,956
City Holding Co.	27,037	2,330,319
Civista Bancshares, Inc.	27,243	408,100
CNB Financial Corp., Pennsylvania	32,117	533,463
Coastal Financial Corp. of Washington (a)	19,684	673,390
Codorus Valley Bancorp, Inc.	18,082	321,498
Colony Bankcorp, Inc.	22,325	207,623
Columbia Banking Systems, Inc.	362,556	7,261,997
Columbia Financial, Inc. (a)(b)	56,275	908,841
Comerica, Inc.	226,060	8,160,766
Commerce Bancshares, Inc.	194,203	9,312,034
Community Bank System, Inc.	92,373	4,566,921
Community Financial Corp.	7,161	187,403
Community Trust Bancorp, Inc.	27,110	913,607
Community West Bancshares	9,741	106,859
ConnectOne Bancorp, Inc.	63,313	859,791
CrossFirst Bankshares, Inc. (a)	155,405	1,498,104
Cullen/Frost Bankers, Inc.	110,685	11,090,637
Cullman Bancorp, Inc.	14,044	149,849
Customers Bancorp, Inc. (a)	53,768	1,237,739
CVB Financial Corp.	225,968	2,713,876
Dime Community Bancshares, Inc.	55,613	900,931
Eagle Bancorp Montana, Inc.	6,459	80,867
Eagle Bancorp, Inc.	54,074	1,077,695
East West Bancorp, Inc.	241,111	11,537,161
Eastern Bankshares, Inc.	277,653	3,012,535
ECB Bancorp, Inc. (a)	16,159	195,039
Enterprise Bancorp, Inc.	14,007	372,306
Enterprise Financial Services Corp.	62,635	2,544,234
Equity Bancshares, Inc.	23,831	532,385
Esquire Financial Holdings, Inc.	12,064	510,669
ESSA Bancorp, Inc.	14,301	209,939
Evans Bancorp, Inc.	8,480	201,230
Farmers & Merchants Bancorp, Inc.	20,518	408,103
Farmers National Banc Corp.	63,290	745,556
FB Financial Corp.	58,458	1,558,490
Fidelity D & D Bancorp, Inc.	6,708	253,529
Fifth Third Bancorp	1,177,635	28,581,201
Financial Institutions, Inc.	23,444	368,305
Finward Bancorp	3,651	79,665
FinWise BanCorp (a)	15,960	124,967
First Bancorp, North Carolina	69,103	2,080,000
First Bancorp, Puerto Rico	309,955	3,459,098
First Bancshares, Inc.	48,829	1,271,507
First Bank Hamilton New Jersey	22,930	235,262
First Busey Corp.	88,598	1,656,783
First Business Finance Services, Inc.	10,141	271,475
First Capital, Inc.	5,994	148,172
First Citizens Bancshares, Inc.	20,455	25,511,476
First Commonwealth Financial Corp.	172,146	2,177,647
First Community Bankshares, Inc.	24,687	658,155
First Community Corp.	13,413	223,997
First Financial Bancorp, Ohio	165,743	3,142,487
First Financial Bankshares, Inc.	228,374	5,914,887
First Financial Corp., Indiana	19,546	634,072
First Financial Northwest, Inc.	16,857	171,099
First Foundation, Inc.	90,128	349,697
First Guaranty Bancshares, Inc.	7,645	100,914
First Hawaiian, Inc.	217,085	3,579,732
First Horizon National Corp.	920,855	9,494,015
First Internet Bancorp	13,430	164,920
First Interstate Bancsystem, Inc.	151,625	3,343,331
First Merchants Corp.	103,019	2,724,853
First Mid-Illinois Bancshares, Inc.	31,128	746,761
First National Corp.	11,796	179,299
First Northwest Bancorp	20,578	230,885
First of Long Island Corp.	34,934	356,676
First Savings Financial Group, Inc.	7,302	92,005
First United Corp.	6,102	79,448
First Western Financial, Inc. (a)	10,890	185,348
Five Star Bancorp	19,400	370,928
Flushing Financial Corp.	46,712	544,195
FNB Corp., Pennsylvania	613,744	6,745,047
FNCB Bancorp, Inc.	19,280	107,582
Franklin Financial Services Corp.	8,527	221,276
FS Bancorp, Inc.	13,648	387,603
Fulton Financial Corp.	284,426	3,174,194
FVCBankcorp, Inc. (a)	26,097	266,711
German American Bancorp, Inc.	44,979	1,241,420
Glacier Bancorp, Inc.	191,399	5,516,119
Great Southern Bancorp, Inc.	19,286	937,878
Greene County Bancorp, Inc.	11,912	318,646
Guaranty Bancshares, Inc. Texas	16,206	391,213
Hancock Whitney Corp.	148,012	5,406,878
Hanmi Financial Corp.	52,122	750,557
HarborOne Bancorp, Inc.	87,809	720,034
Hawthorn Bancshares, Inc.	7,911	142,398
HBT Financial, Inc.	20,193	355,397
Heartland Financial U.S.A., Inc.	64,324	1,774,699
Heritage Commerce Corp.	119,086	866,946
Heritage Financial Corp., Washington	58,219	951,881
Hilltop Holdings, Inc.	80,036	2,362,663
Hingham Institution for Savings	2,412	465,082
HMN Financial, Inc.	8,156	147,868
Home Bancorp, Inc.	11,351	349,497
Home Bancshares, Inc.	324,304	6,962,807
Home Federal Bancorp, Inc.	709	9,685
HomeStreet, Inc. (b)	30,534	159,998
HomeTrust Bancshares, Inc.	25,888	507,146
Hope Bancorp, Inc.	200,944	1,611,571
Horizon Bancorp, Inc. Indiana	69,865	621,100
Huntington Bancshares, Inc.	2,474,557	25,512,683
IF Bancorp, Inc.	4,130	57,820
Independent Bank Corp.	77,967	3,441,463
Independent Bank Corp.	39,714	649,324
Independent Bank Group, Inc.	61,557	2,054,157
International Bancshares Corp.	98,038	4,188,183
Investar Holding Corp.	17,521	192,731
John Marshall Bankcorp, Inc.	22,510	458,754
JPMorgan Chase & Co.	5,054,866	685,995,865
Kearny Financial Corp.	136,724	933,825
KeyCorp	1,611,137	15,048,020
Lakeland Bancorp, Inc.	112,936	1,469,297
Lakeland Financial Corp.	44,733	2,246,939
Landmark Bancorp, Inc.	8,363	171,860
LCNB Corp.	17,540	238,369
LINKBANCORP, Inc.	11,548	56,585
Live Oak Bancshares, Inc.	55,505	1,201,128
Luther Burbank Corp.	25,110	215,946
M&T Bank Corp.	292,489	34,852,989
Macatawa Bank Corp.	40,525	353,378
Magyar Bancorp, Inc.	12,011	121,551
Mainstreet Bancshares, Inc.	12,877	271,318
Malvern Bancorp, Inc. (a)	7,642	115,776
Mercantile Bank Corp.	23,539	612,720
Meridian Corp.	9,900	95,436
Metrocity Bankshares, Inc.	29,056	477,390
Metropolitan Bank Holding Corp. (a)	18,525	524,258
Mid Penn Bancorp, Inc.	20,755	460,346
Middlefield Banc Corp.	12,079	304,753
Midland States Bancorp, Inc.	35,763	691,656
MidWestOne Financial Group, Inc.	23,660	446,701
MVB Financial Corp.	18,523	328,968
National Bank Holdings Corp.	66,366	1,986,334
National Bankshares, Inc.	11,039	299,930
NBT Bancorp, Inc.	75,632	2,537,454
New York Community Bancorp, Inc.	1,235,871	12,704,754
Nicolet Bankshares, Inc.	25,623	1,590,420
Northeast Bank	10,980	393,523
Northeast Community Bancorp, Inc.	28,888	384,499
Northfield Bancorp, Inc.	70,790	724,182
Northrim Bancorp, Inc.	11,189	424,175
Northwest Bancshares, Inc.	223,918	2,353,378
Norwood Financial Corp.	11,157	269,107
Oak Valley Bancorp Oakdale California	9,505	219,470
OceanFirst Financial Corp.	110,342	1,566,856
OFG Bancorp	85,671	2,078,378
Ohio Valley Banc Corp.	8,521	204,504
Old National Bancorp, Indiana	504,835	6,270,051
Old Point Financial Corp.	6,627	105,833
Old Second Bancorp, Inc.	62,983	745,719
OP Bancorp	28,065	220,030
Orange County Bancorp, Inc.	8,338	267,650
Origin Bancorp, Inc.	49,524	1,408,958
Orrstown Financial Services, Inc.	17,921	324,370
Pacific Premier Bancorp, Inc.	160,464	3,021,537
PacWest Bancorp (b)	197,218	1,272,056
Park National Corp.	24,944	2,463,220
Parke Bancorp, Inc.	14,721	236,419
Partners Bancorp	3,887	21,068
Pathfinder Bancorp, Inc.	4,716	61,638
Pathward Financial, Inc.	48,474	2,129,948
PCB Bancorp	21,803	307,204
Peapack-Gladstone Financial Corp.	27,332	721,291
Penns Woods Bancorp, Inc.	11,259	270,554
Peoples Bancorp of North Carolina	5,957	102,580
Peoples Bancorp, Inc.	54,126	1,389,414
Peoples Financial Services Corp.	11,159	441,673
Pinnacle Financial Partners, Inc.	131,895	6,416,692
Pioneer Bancorp, Inc. (a)	18,130	154,830
Plumas Bancorp	9,307	306,480
PNC Financial Services Group, Inc.	691,452	80,090,885
Ponce Financial Group, Inc. (a)	36,871	279,482
Popular, Inc.	123,498	7,061,616
Preferred Bank, Los Angeles	21,696	1,000,620
Premier Financial Corp.	64,269	895,910
Primis Financial Corp.	33,221	244,839
Princeton Bancorp, Inc.	13,350	329,612
Prosperity Bancshares, Inc.	155,707	8,903,326
Provident Bancorp, Inc.	26,851	204,336
Provident Financial Holdings, Inc.	15,190	179,850
Provident Financial Services, Inc.	131,514	2,088,442
QCR Holdings, Inc.	27,728	1,065,310
RBB Bancorp	20,535	214,385
Red River Bancshares, Inc.	6,351	311,961
Regions Financial Corp.	1,611,941	27,838,221
Renasant Corp.	93,780	2,449,534
Republic Bancorp, Inc., Kentucky Class A	17,004	716,549
Republic First Bancorp, Inc. (a)(b)	81,890	108,095
Richmond Mutual Bancorp., Inc.	20,641	232,005
Riverview Bancorp, Inc.	36,754	172,009
S&T Bancorp, Inc.	66,177	1,774,867
Salisbury Bancorp, Inc.	9,070	220,401
Sandy Spring Bancorp, Inc.	74,560	1,561,286
SB Financial Group, Inc.	11,350	142,102
Seacoast Banking Corp., Florida	144,195	2,981,953
ServisFirst Bancshares, Inc.	86,560	3,488,368
Shore Bancshares, Inc.	28,409	319,885
Sierra Bancorp	23,953	383,008
Simmons First National Corp. Class A	220,551	3,588,365
SmartFinancial, Inc.	25,926	547,039
Sound Financial Bancorp, Inc.	4,860	176,029
South Plains Financial, Inc.	22,555	499,819
Southern First Bancshares, Inc. (a)	13,815	317,331
Southern Missouri Bancorp, Inc.	15,520	576,568
Southern States Bancshares, Inc.	11,495	229,900
Southside Bancshares, Inc.	52,721	1,397,107
Southstate Corp.	130,656	8,168,613
Stellar Bancorp, Inc.	77,042	1,791,997
Sterling Bancorp, Inc. (a)	31,816	158,762
Stock Yards Bancorp, Inc.	52,297	2,191,244
Summit Financial Group, Inc.	17,114	326,193
Summit State Bank	1,403	20,792
Synovus Financial Corp.	253,347	6,863,170
TC Bancshares, Inc.	8,801	118,902
Territorial Bancorp, Inc.	11,796	126,689
Texas Capital Bancshares, Inc. (a)	84,772	4,009,716
The First Bancorp, Inc.	14,713	348,698
Third Coast Bancshares, Inc. (a)	22,790	368,970
Timberland Bancorp, Inc./Washington	11,695	275,534
Tompkins Financial Corp.	19,976	1,044,745
TowneBank	115,269	2,678,852
Trico Bancshares	56,604	1,843,026
Triumph Bancorp, Inc. (a)	38,327	1,989,938
Truist Financial Corp.	2,283,354	69,573,796
Trustco Bank Corp., New York	31,580	872,555
Trustmark Corp.	102,660	2,143,541
U.S. Bancorp	2,402,878	71,846,052
UMB Financial Corp.	76,239	4,318,177
Union Bankshares, Inc.	7,001	152,692
United Bancorp, Inc.	8,541	94,805
United Bankshares, Inc., West Virginia	230,447	6,779,751
United Community Bank, Inc.	197,743	4,470,969
United Security Bancshares, California	17,486	109,288
Unity Bancorp, Inc.	8,532	194,103
Univest Corp. of Pennsylvania	49,540	878,344
USCB Financial Holdings, Inc. (a)	20,539	203,747
Valley National Bancorp	721,396	5,323,902
Veritex Holdings, Inc.	91,115	1,573,556
Virginia National Bankshares C	6,339	180,154
Washington Federal, Inc.	112,916	2,936,945
Washington Trust Bancorp, Inc.	28,510	725,865
Webster Financial Corp.	298,617	10,615,834
Wells Fargo & Co.	6,567,250	261,442,223
WesBanco, Inc.	103,697	2,503,246
West Bancorp., Inc.	30,143	506,402
Westamerica Bancorp.	46,150	1,745,855
Western Alliance Bancorp.	187,283	6,348,894
Western New England Bancorp, Inc.	31,628	179,014
William Penn Bancorp, Inc. (b)	19,408	190,975
Wintrust Financial Corp.	104,474	6,641,412
WSFS Financial Corp.	106,879	3,574,034
Zions Bancorp NA	263,387	7,187,831
		2,292,398,614
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	64,442	8,963,238
Alti Global, Inc. Class A (a)(b)	43,953	191,196
Ameriprise Financial, Inc.	181,520	54,178,274
Ares Management Corp.	269,975	23,512,123
Artisan Partners Asset Management, Inc.	115,290	3,689,280
Ashford, Inc. (a)	2,235	21,881
Assetmark Financial Holdings, Inc. (a)	36,211	1,016,805
Associated Capital Group, Inc.	5,126	189,457
Avantax, Inc. (a)	70,512	1,492,034
B. Riley Financial, Inc. (b)	27,652	1,000,449
Bakkt Holdings, Inc. Class A (a)(b)	117,074	166,245
Bank of New York Mellon Corp.	1,266,432	50,910,566
BGC Partners, Inc. Class A	562,486	2,289,318
BlackRock, Inc. Class A	258,024	169,663,681
Blackstone, Inc.	1,223,485	104,779,255
Blue Owl Capital, Inc. Class A	616,599	6,320,140
Bridge Investment Group Holdings, Inc.	55,691	542,430
BrightSphere Investment Group, Inc.	53,057	1,140,195
Carlyle Group LP (b)	375,897	10,303,337
Cboe Global Markets, Inc.	182,934	24,224,120
Charles Schwab Corp.	2,629,304	138,538,028
CME Group, Inc.	620,208	110,862,180
Cohen & Co., Inc.	486	2,236
Cohen & Steers, Inc.	43,360	2,359,218
Coinbase Global, Inc. (a)(b)	274,212	17,055,986
Diamond Hill Investment Group, Inc.	5,542	879,903
Donnelley Financial Solutions, Inc. (a)	42,126	1,868,288
Evercore, Inc. Class A	61,348	6,622,517
FactSet Research Systems, Inc.	65,878	25,355,783
Federated Hermes, Inc.	145,912	5,023,750
Focus Financial Partners, Inc. Class A (a)	98,771	5,144,981
Forge Global Holdings, Inc. Class A (a)(b)	168,454	242,574
Franklin Resources, Inc.	489,983	11,764,492
GCM Grosvenor, Inc. Class A	75,903	523,731
Goldman Sachs Group, Inc.	583,316	188,936,052
Greenhill & Co., Inc.	26,471	383,300
Hamilton Lane, Inc. Class A	62,013	4,211,303
Heritage Global, Inc. (a)	48,795	170,295
Houlihan Lokey	86,670	7,567,158
Interactive Brokers Group, Inc.	177,385	13,699,444
Intercontinental Exchange, Inc.	963,399	102,072,124
Invesco Ltd.	782,293	11,249,373
Janus Henderson Group PLC	228,163	5,996,124
Jefferies Financial Group, Inc.	310,810	9,346,057
KKR & Co. LP	994,744	51,219,369
Lazard Ltd. Class A	196,312	5,632,191
LPL Financial	136,607	26,608,311
MarketAxess Holdings, Inc.	64,851	17,666,061
MarketWise, Inc. Class A	32,026	72,379
Moelis & Co. Class A	110,236	4,174,637
Moody's Corp.	271,422	86,008,203
Morgan Stanley	2,251,111	184,050,835
Morningstar, Inc.	43,490	8,902,403
MSCI, Inc.	137,790	64,834,329
NASDAQ, Inc.	583,930	32,320,526
Northern Trust Corp.	360,026	25,893,070
Open Lending Corp. (a)	181,930	1,844,770
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	538,040
P10, Inc.	70,465	749,043
Perella Weinberg Partners Class A	80,733	632,139
Piper Jaffray Companies	23,798	3,031,151
PJT Partners, Inc.	42,839	2,887,349
Raymond James Financial, Inc.	334,404	30,213,401
Robinhood Markets, Inc. (a)(b)	888,713	7,927,320
S&P Global, Inc.	567,338	208,457,001
Safeguard Scientifics, Inc. (a)(b)	30,517	53,710
Sculptor Capital Management, Inc. Class A	34,842	301,383
SEI Investments Co.	175,977	9,956,779
Siebert Financial Corp. (a)(b)	8,951	20,945
Silvercrest Asset Management Group Class A	12,013	235,094
State Street Corp.	601,138	40,889,407
StepStone Group, Inc. Class A	82,617	1,777,092
Stifel Financial Corp.	181,497	10,085,788
StoneX Group, Inc. (a)	30,268	2,430,218
T. Rowe Price Group, Inc.	386,210	41,386,264
TPG, Inc.	88,752	2,289,802
Tradeweb Markets, Inc. Class A	192,035	12,856,743
U.S. Global Investors, Inc. Class A	16,788	44,320
Value Line, Inc.	1,293	59,349
Victory Capital Holdings, Inc.	45,770	1,417,497
Virtu Financial, Inc. Class A	158,277	2,784,092
Virtus Investment Partners, Inc.	11,542	2,201,983
Westwood Holdings Group, Inc.	13,508	169,525
WisdomTree Investments, Inc.	197,978	1,346,250
		2,028,437,690
Consumer Finance - 0.5%
Ally Financial, Inc.	514,531	13,722,542
American Express Co.	1,025,921	162,670,034
Atlanticus Holdings Corp. (a)(b)	8,957	313,137
Bread Financial Holdings, Inc.	85,936	2,421,676
Capital One Financial Corp.	656,012	68,363,011
Consumer Portfolio Services, Inc. (a)(b)	16,212	188,221
Credit Acceptance Corp. (a)(b)	10,440	4,652,899
CURO Group Holdings Corp. (b)	29,847	32,235
Discover Financial Services	460,051	47,265,640
Encore Capital Group, Inc. (a)(b)	40,379	1,739,124
Enova International, Inc. (a)	52,825	2,457,419
EZCORP, Inc. (non-vtg.) Class A (a)(b)	87,514	729,867
FirstCash Holdings, Inc.	64,527	6,358,491
Green Dot Corp. Class A (a)	79,879	1,456,194
Katapult Holdings, Inc. (a)	141,000	69,259
LendingClub Corp. (a)	186,487	1,529,193
LendingTree, Inc. (a)	18,680	341,657
Medallion Financial Corp. (b)	35,405	224,468
MoneyLion, Inc. (a)(b)	6,702	74,660
Navient Corp.	178,211	2,699,897
Nelnet, Inc. Class A	31,127	2,879,248
NerdWallet, Inc. (a)	55,887	525,338
Nicholas Financial, Inc. (a)(b)	4,023	18,586
OneMain Holdings, Inc.	208,128	7,879,726
Oportun Financial Corp. (a)(b)	48,533	278,094
OppFi, Inc. Class A (a)(b)	8,549	17,440
PRA Group, Inc. (a)	67,326	1,258,996
PROG Holdings, Inc. (a)	87,010	2,839,136
Regional Management Corp.	15,004	392,355
SLM Corp.	412,770	6,298,870
SoFi Technologies, Inc. (a)(b)	1,421,993	9,868,631
Sunlight Financial Holdings, Inc. Class A (a)(b)	67,319	26,517
Synchrony Financial	750,125	23,223,870
Upstart Holdings, Inc. (a)(b)	120,438	3,280,731
World Acceptance Corp. (a)(b)	6,665	741,081
		376,838,243
Financial Services - 4.0%
A-Mark Precious Metals, Inc.	30,598	1,036,354
Acacia Research Corp. (a)	84,790	351,031
Affirm Holdings, Inc. (a)(b)	365,624	5,433,173
Alerus Financial Corp.	31,339	522,421
Apollo Global Management, Inc.	750,003	50,137,701
AppTech Payments Corp. (a)	18,896	33,635
AvidXchange Holdings, Inc. (a)	238,699	2,312,993
Berkshire Hathaway, Inc. Class B (a)	3,104,040	996,645,163
Block, Inc. Class A (a)	924,455	55,827,837
BM Technologies, Inc. (a)(b)	21,878	61,696
Cannae Holdings, Inc. (a)	126,629	2,488,260
Cantaloupe, Inc. (a)	103,731	637,946
Cass Information Systems, Inc.	20,495	791,517
Corebridge Financial, Inc.	131,726	2,189,286
Enact Holdings, Inc.	47,906	1,166,032
Equitable Holdings, Inc.	593,890	14,574,061
Essent Group Ltd.	183,664	8,112,439
Euronet Worldwide, Inc. (a)	82,004	9,135,246
EVERTEC, Inc.	111,254	3,836,038
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	17,051	2,281,594
Fidelity National Information Services, Inc.	1,025,084	55,938,834
Finance of America Companies, Inc. (a)	79,830	113,359
Fiserv, Inc. (a)	1,093,447	122,673,819
FleetCor Technologies, Inc. (a)	127,055	28,784,310
FlexShopper, Inc. (a)	26,556	29,212
Flywire Corp. (a)	107,084	3,216,803
Global Payments, Inc.	453,644	44,316,482
Guild Holdings Co. Class A (a)	23,456	253,325
i3 Verticals, Inc. Class A (a)	41,003	936,919
International Money Express, Inc. (a)	59,138	1,377,915
Jack Henry & Associates, Inc.	125,507	19,188,765
Jackson Financial, Inc.	100,833	2,793,074
LM Funding America, Inc. (a)	11,991	8,634
loanDepot, Inc. (a)(b)	97,180	177,839
Marqeta, Inc. Class A (a)	772,563	3,700,577
MasterCard, Inc. Class A	1,453,407	530,522,623
Merchants Bancorp	41,818	955,959
MGIC Investment Corp.	499,100	7,546,392
MoneyGram International, Inc. (a)	161,942	1,779,743
Mr. Cooper Group, Inc. (a)	119,318	5,519,651
NMI Holdings, Inc. (a)	141,292	3,553,494
Ocwen Financial Corp. (a)(b)	12,933	339,491
Paymentus Holdings, Inc. (a)(b)	27,935	262,589
Payoneer Global, Inc. (a)	340,957	1,414,972
PayPal Holdings, Inc. (a)	1,948,237	120,771,212
Paysign, Inc. (a)	43,478	104,347
PennyMac Financial Services, Inc.	50,877	3,105,532
Priority Technology Holdings, Inc. (a)	16,070	57,531
Radian Group, Inc.	267,331	6,827,634
Remitly Global, Inc. (a)	168,770	3,095,242
Repay Holdings Corp. (a)	132,743	840,263
Rocket Companies, Inc. (a)(b)	204,972	1,643,875
Ryvyl, Inc. (a)(b)	53,497	34,784
Security National Financial Corp. Class A	26,758	212,459
Shift4 Payments, Inc. (a)	90,581	5,681,240
SWK Holdings Corp. (a)(b)	10,876	184,348
TFS Financial Corp.	149,905	1,695,426
The Western Union Co.	640,797	7,298,678
Toast, Inc. (a)	533,068	11,178,436
Usio, Inc. (a)	20,216	41,038
UWM Holdings Corp. Class A (b)	157,254	806,713
Velocity Financial, Inc. (a)	41,453	371,833
Visa, Inc. Class A	2,799,786	618,836,700
Voya Financial, Inc.	165,726	11,236,223
Walker & Dunlop, Inc.	53,438	3,911,127
Waterstone Financial, Inc.	41,989	567,691
WEX, Inc. (a)	75,201	12,472,086
		2,803,953,622
Insurance - 2.2%
AFLAC, Inc.	964,014	61,899,339
Allstate Corp.	453,177	49,147,046
AMBAC Financial Group, Inc. (a)	75,325	1,049,277
American Equity Investment Life Holding Co.	118,570	4,677,587
American Financial Group, Inc.	121,049	13,590,171
American International Group, Inc.	1,279,115	67,575,645
Amerisafe, Inc.	33,731	1,722,305
Aon PLC	353,787	109,068,994
Arch Capital Group Ltd. (a)	637,011	44,399,667
Argo Group International Holdings, Ltd.	60,545	1,774,574
Arthur J. Gallagher & Co.	365,617	73,244,054
Assurant, Inc.	91,214	10,944,768
Assured Guaranty Ltd.	102,223	5,290,040
Axis Capital Holdings Ltd.	132,380	6,870,522
Bright Health Group, Inc. (a)(b)	5,447	50,439
Brighthouse Financial, Inc. (a)	116,532	4,691,578
Brown & Brown, Inc.	405,072	25,248,138
BRP Group, Inc. (a)	106,753	2,141,465
Chubb Ltd.	715,332	132,908,686
Cincinnati Financial Corp.	271,696	26,218,664
Citizens, Inc. Class A (a)(b)	89,803	188,586
CNA Financial Corp.	46,357	1,708,719
CNO Financial Group, Inc.	200,159	4,345,452
Crawford & Co.:
Class A	27,890	275,553
Class B	22,240	196,602
Donegal Group, Inc. Class A	33,447	480,968
eHealth, Inc. (a)	49,391	330,426
Employers Holdings, Inc.	46,903	1,696,012
Enstar Group Ltd. (a)	23,370	5,500,831
Erie Indemnity Co. Class A	43,110	9,229,851
Everest Re Group Ltd.	73,889	25,123,738
F&G Annuities & Life, Inc.	31,331	647,925
Fidelity National Financial, Inc.	468,292	15,987,489
First American Financial Corp.	178,526	9,806,433
Genworth Financial, Inc. Class A (a)	847,082	4,531,889
Globe Life, Inc.	155,446	16,038,918
GoHealth, Inc. (a)(b)	8,887	169,386
Goosehead Insurance (a)(b)	36,627	2,021,078
Greenlight Capital Re, Ltd. (a)	42,996	413,192
Hagerty, Inc. Class A (a)(b)	54,191	472,004
Hallmark Financial Services, Inc. (a)(b)	2,524	10,727
Hanover Insurance Group, Inc.	61,410	6,844,759
Hartford Financial Services Group, Inc.	543,165	37,217,666
HCI Group, Inc. (b)	12,326	651,922
Heritage Insurance Holdings, Inc.	42,724	188,840
Hippo Holdings, Inc. (a)(b)	26,928	423,308
Horace Mann Educators Corp.	69,703	2,094,575
Investors Title Co.	2,479	328,591
James River Group Holdings Ltd.	66,223	1,267,508
Kemper Corp.	110,385	4,777,463
Kingstone Companies, Inc.	8,338	10,673
Kingsway Financial Services, Inc. (a)	24,878	206,239
Kinsale Capital Group, Inc.	37,555	11,378,414
Lemonade, Inc. (a)(b)	82,390	1,451,712
Lincoln National Corp.	264,236	5,527,817
Loews Corp.	337,706	18,911,536
Maiden Holdings Ltd. (a)	97,871	199,657
Markel Group, Inc. (a)	23,266	30,588,508
Marsh & McLennan Companies, Inc.	852,371	147,613,610
MBIA, Inc. (a)	80,780	643,009
Mercury General Corp.	48,377	1,451,794
MetLife, Inc.	1,134,728	56,225,772
Midwest Holding, Inc. (a)(b)	3,369	86,011
National Western Life Group, Inc.	4,252	1,586,166
NI Holdings, Inc. (a)	9,696	132,835
Old Republic International Corp.	476,447	11,668,187
Oscar Health, Inc. (a)	197,722	1,451,279
Palomar Holdings, Inc. (a)	43,491	2,377,218
Primerica, Inc.	63,330	11,527,327
Principal Financial Group, Inc.	390,667	25,573,062
ProAssurance Corp.	90,527	1,099,903
Progressive Corp.	1,008,379	128,981,758
Prudential Financial, Inc.	633,336	49,837,210
Reinsurance Group of America, Inc.	115,440	16,161,600
Reliance Global Group, Inc. (a)(b)	956	4,350
RenaissanceRe Holdings Ltd.	86,378	16,271,024
RLI Corp.	69,633	8,624,047
Root, Inc. (a)(b)	17,260	83,021
Ryan Specialty Group Holdings, Inc. (a)	158,440	6,462,768
Safety Insurance Group, Inc.	27,503	2,002,768
Selective Insurance Group, Inc.	103,840	10,044,443
Selectquote, Inc. (a)	218,234	349,174
Siriuspoint Ltd. (a)	151,223	1,407,886
Skyward Specialty Insurance Group, Inc. (b)	17,592	415,347
Stewart Information Services Corp.	46,718	2,094,835
The Travelers Companies, Inc.	398,757	67,485,635
Tiptree, Inc.	34,571	455,991
Trupanion, Inc. (a)(b)	59,132	1,328,696
United Fire Group, Inc.	38,899	835,551
United Insurance Holdings Corp. (a)(b)	35,027	184,242
Universal Insurance Holdings, Inc.	51,387	737,403
Unum Group	322,515	14,013,277
W.R. Berkley Corp.	351,461	19,569,348
White Mountains Insurance Group Ltd.	4,360	5,904,268
Willis Towers Watson PLC	184,010	40,270,589
		1,518,719,330
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	14,835	119,718
AG Mortgage Investment Trust, Inc.	27,853	153,470
AGNC Investment Corp.	979,815	9,004,500
Angel Oak Mortgage (REIT), Inc. (b)	37,075	272,501
Annaly Capital Management, Inc.	802,925	15,159,224
Apollo Commercial Real Estate Finance, Inc.	217,728	2,196,876
Arbor Realty Trust, Inc. (b)	293,923	3,706,369
Ares Commercial Real Estate Corp.	93,983	863,704
Arlington Asset Investment Corp. (a)	71,308	290,224
Armour Residential REIT, Inc.	294,206	1,476,914
Blackstone Mortgage Trust, Inc.	296,079	5,385,677
BrightSpire Capital, Inc.	218,419	1,293,040
Cherry Hill Mortgage Investment Corp. (b)	33,950	166,695
Chimera Investment Corp.	399,728	1,926,689
Claros Mortgage Trust, Inc. (b)	212,666	2,218,106
Dynex Capital, Inc.	92,808	1,043,162
Ellington Financial LLC	106,323	1,333,290
Ellington Residential Mortgage REIT	39,518	271,093
Franklin BSP Realty Trust, Inc. (b)	144,359	1,947,403
Granite Point Mortgage Trust, Inc.	87,209	407,266
Great Ajax Corp.	33,856	186,208
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	175,194	4,122,315
Invesco Mortgage Capital, Inc.	64,775	686,615
KKR Real Estate Finance Trust, Inc.	105,493	1,184,686
Ladder Capital Corp. Class A	189,543	1,806,345
Lument Finance Trust, Inc.	80,044	147,281
Manhattan Bridge Capital, Inc.	23,826	114,365
MFA Financial, Inc.	166,294	1,759,391
New York Mortgage Trust, Inc.	163,977	1,602,055
Nexpoint Real Estate Finance, Inc.	15,867	210,872
Orchid Island Capital, Inc.	67,426	672,237
PennyMac Mortgage Investment Trust	157,805	1,836,850
Ready Capital Corp.	274,997	2,780,220
Redwood Trust, Inc.	202,130	1,196,610
Rithm Capital Corp.	832,427	6,775,956
Sachem Capital Corp.	68,047	210,946
Seven Hills Realty Trust	22,757	212,550
Starwood Property Trust, Inc.	528,906	9,282,300
TPG RE Finance Trust, Inc.	106,881	676,557
Two Harbors Investment Corp.	162,633	2,023,155
Western Asset Mortgage Capital Corp.	7,504	63,484
		86,786,919
TOTAL FINANCIALS		9,107,134,418
HEALTH CARE - 13.7%
Biotechnology - 2.7%
180 Life Sciences Corp. (a)(b)	1,915	2,183
2seventy bio, Inc. (a)	64,093	763,348
4D Molecular Therapeutics, Inc. (a)	50,774	932,211
89Bio, Inc. (a)(b)	84,351	1,537,719
Aadi Bioscience, Inc. (a)	26,241	209,928
AbbVie, Inc.	3,047,928	420,492,147
Abeona Therapeutics, Inc. (a)	23,597	72,915
Absci Corp. (a)	82,308	156,385
ACADIA Pharmaceuticals, Inc. (a)	207,799	4,883,277
Aceragen, Inc. (a)(b)	5,354	8,352
Achieve Life Sciences, Inc. (a)	30,451	188,796
Acorda Therapeutics, Inc. (a)	10,397	6,238
Acrivon Therapeutics, Inc. (a)(b)	23,733	279,575
Actinium Pharmaceuticals, Inc. (a)(b)	46,721	387,784
Acumen Pharmaceuticals, Inc. (a)	31,422	154,910
Acurx Pharmaceuticals, Inc. (a)	20,097	62,301
Adicet Bio, Inc. (a)	52,104	285,530
ADMA Biologics, Inc. (a)	339,104	1,380,153
Adverum Biotechnologies, Inc. (a)	128,644	158,232
Aeglea BioTherapeutics, Inc. (a)	125,415	16,291
Aerovate Therapeutics, Inc. (a)(b)	16,077	261,251
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	0
Agenus, Inc. (a)	463,122	722,470
AgeX Therapeutics, Inc. (a)(b)	24,431	12,216
Agios Pharmaceuticals, Inc. (a)	95,960	2,425,869
Aileron Therapeutics, Inc. (a)	2,405	3,559
AIM ImmunoTech, Inc. (a)(b)	36,509	16,929
Akebia Therapeutics, Inc. (a)	329,003	342,163
Akero Therapeutics, Inc. (a)	61,532	2,743,097
Alaunos Therapeutics, Inc. (a)(b)	356,461	177,838
Aldeyra Therapeutics, Inc. (a)	83,344	790,935
Alector, Inc. (a)	112,966	840,467
Aligos Therapeutics, Inc. (a)	24,753	27,971
Alkermes PLC (a)	285,500	8,259,515
Allakos, Inc. (a)	115,448	574,931
Allogene Therapeutics, Inc. (a)(b)	150,895	792,199
Allovir, Inc. (a)(b)	76,721	289,238
Alnylam Pharmaceuticals, Inc. (a)	212,160	39,251,722
Alpine Immune Sciences, Inc. (a)	122,817	1,223,257
Altimmune, Inc. (a)(b)	73,173	295,619
ALX Oncology Holdings, Inc. (a)	35,269	235,244
Alzamend Neuro, Inc. (a)(b)	105,961	76,949
Amgen, Inc.	920,026	203,003,737
Amicus Therapeutics, Inc. (a)	432,003	4,864,354
AnaptysBio, Inc. (a)(b)	34,439	657,785
Anavex Life Sciences Corp. (a)(b)	138,191	1,276,885
Anika Therapeutics, Inc. (a)	27,108	734,356
Anixa Biosciences, Inc. (a)	52,257	159,906
Annexon, Inc. (a)	69,367	207,407
Annovis Bio, Inc. (a)(b)	10,741	140,707
Apellis Pharmaceuticals, Inc. (a)	161,701	13,882,031
Apexigen, Inc. (a)(b)	31,169	16,700
Applied Molecular Transport, Inc. (a)(b)	28,241	7,518
Applied Therapeutics, Inc. (a)	76,735	98,988
Aprea Therapeutics, Inc. (a)(b)	833	3,224
Aptevo Therapeutics, Inc. (a)	5,943	9,271
AquaBounty Technologies, Inc. (a)	111,133	53,933
Aravive, Inc. (a)(b)	46,160	78,472
Arbutus Biopharma Corp. (a)	201,678	502,178
ARCA Biopharma, Inc. (a)(b)	52,959	111,743
Arcellx, Inc. (a)	47,001	2,075,094
Arcturus Therapeutics Holdings, Inc. (a)	41,433	1,132,778
Arcus Biosciences, Inc. (a)	93,928	1,929,281
Arcutis Biotherapeutics, Inc. (a)(b)	71,817	539,346
Ardelyx, Inc. (a)	335,443	1,120,380
Aridis Pharmaceuticals, Inc. (a)	11,612	4,615
Arrowhead Pharmaceuticals, Inc. (a)	186,922	6,431,986
Ars Pharmaceuticals, Inc. (a)	64,033	445,670
Assembly Biosciences, Inc. (a)	104,278	99,877
Astria Therapeutics, Inc. (a)	39,391	430,938
Atara Biotherapeutics, Inc. (a)	161,873	247,666
Athersys, Inc. (a)(b)	12,554	11,803
Atossa Therapeutics, Inc. (a)(b)	182,911	170,107
Atreca, Inc. (a)(b)	36,913	36,913
aTyr Pharma, Inc. (a)	94,317	214,100
Aura Biosciences, Inc. (a)	41,748	472,587
Avalo Therapeutics, Inc. (a)	14,996	43,039
Avid Bioservices, Inc. (a)	107,239	1,656,843
Avidity Biosciences, Inc. (a)	115,811	1,229,913
Avita Medical, Inc. (a)	40,787	465,788
AVROBIO, Inc. (a)(b)	47,959	52,755
Axcella Health, Inc. (a)(b)	45,038	17,646
Aziyo Biologics, Inc. (a)(b)	22,087	45,720
Beam Therapeutics, Inc. (a)(b)	101,389	3,234,309
Bellerophon Therapeutics, Inc. (a)	16,277	112,474
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	3,688
Bio-Path Holdings, Inc. (a)(b)	3,392	5,597
BioAtla, Inc. (a)(b)	65,025	204,829
Biocept, Inc. (a)	488	1,054
BioCryst Pharmaceuticals, Inc. (a)(b)	324,627	2,684,665
Biogen, Inc. (a)	247,757	73,437,652
Biohaven Ltd. (a)(b)	112,838	1,975,793
BioMarin Pharmaceutical, Inc. (a)	320,184	27,836,797
Biomea Fusion, Inc. (a)	37,557	1,275,436
Biora Therapeutics, Inc. (a)(b)	8,430	37,766
BioVie, Inc. (a)(b)	18,541	108,279
BioXcel Therapeutics, Inc. (a)(b)	34,500	618,930
Black Diamond Therapeutics, Inc. (a)(b)	27,214	50,618
bluebird bio, Inc. (a)(b)	173,967	582,789
Blueprint Medicines Corp. (a)	102,149	5,773,461
Bolt Biotherapeutics, Inc. (a)(b)	21,951	37,756
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	136,250
BridgeBio Pharma, Inc. (a)	203,982	2,798,633
C4 Therapeutics, Inc. (a)	72,875	247,046
Cabaletta Bio, Inc. (a)(b)	44,398	447,976
Calyxt, Inc. (a)(b)	1,478	9,311
Candel Therapeutics, Inc. (a)	29,522	44,578
Capricor Therapeutics, Inc. (a)	43,587	197,449
Cardiff Oncology, Inc. (a)	75,260	121,169
Cardio Diagnostics Holdings, Inc. (a)(b)	12,639	18,832
CareDx, Inc. (a)	94,552	754,525
Caribou Biosciences, Inc. (a)(b)	90,338	398,391
Carisma Therapeutics, Inc.	16,765	95,058
Carisma Therapeutics, Inc. rights (a)(c)	335,306	3
CASI Pharmaceuticals Holdings, Inc. (a)(b)	14,678	41,392
Catalyst Biosciences, Inc. (a)	35,667	7,847
Catalyst Biosciences, Inc. rights (a)(c)	35,667	0
Catalyst Pharmaceutical Partners, Inc. (a)	165,875	1,915,856
Cel-Sci Corp. (a)(b)	62,124	149,098
Celcuity, Inc. (a)(b)	21,180	228,850
Celldex Therapeutics, Inc. (a)	80,495	2,559,741
Cellectar Biosciences, Inc. (a)(b)	5,651	8,816
Celularity, Inc. Class A (a)	101,948	77,511
Century Therapeutics, Inc. (a)	36,598	116,382
Cerevel Therapeutics Holdings (a)	112,282	3,660,393
Checkpoint Therapeutics, Inc. (a)(b)	24,502	64,685
Chimerix, Inc. (a)	156,538	216,022
Chinook Therapeutics, Inc. (a)	74,531	1,802,905
Chinook Therapeutics, Inc. rights (a)(c)	14,580	0
Cidara Therapeutics, Inc. (a)	123,525	164,288
Clene, Inc. (a)(b)	37,359	36,246
Coeptis Therapeutics Holdings (a)(b)	22,919	43,432
Cogent Biosciences, Inc. (a)	118,766	1,394,313
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
CohBar, Inc. (a)(b)	2,042	5,534
Coherus BioSciences, Inc. (a)	109,415	447,507
Compass Therapeutics, Inc. (a)	165,047	478,636
ContraFect Corp. (a)(b)	651	872
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	5,245	49,670
Corvus Pharmaceuticals, Inc. (a)(b)	58,129	176,712
Crinetics Pharmaceuticals, Inc. (a)	73,024	1,594,114
CRISPR Therapeutics AG (a)(b)	136,877	8,765,603
CTI BioPharma Corp. (a)	180,441	1,632,991
Cue Biopharma, Inc. (a)	65,487	261,948
Cullinan Oncology, Inc. (a)	44,855	461,109
Curis, Inc. (a)	130,100	101,101
Cyclerion Therapeutics, Inc. (a)	2,260	9,831
Cyclo Therapeutics, Inc. (a)	5,309	6,424
Cyteir Therapeutics, Inc. (a)	6,729	15,477
Cytokinetics, Inc. (a)(b)	163,639	6,167,554
CytomX Therapeutics, Inc. (a)	119,731	204,740
Day One Biopharmaceuticals, Inc. (a)	45,165	600,695
Decibel Therapeutics, Inc. (a)	25,211	101,852
Deciphera Pharmaceuticals, Inc. (a)	94,159	1,271,147
Denali Therapeutics, Inc. (a)	191,066	5,774,015
DermTech, Inc. (a)(b)	39,764	94,638
Design Therapeutics, Inc. (a)(b)	48,734	274,372
DiaMedica Therapeutics, Inc. (a)	22,097	60,325
Diffusion Pharmaceuticals, Inc. (a)(b)	1,688	6,330
Disc Medicine, Inc. (a)	6,288	233,473
Disc Medicine, Inc. rights (a)(c)	62,884	1
Dominari Holdings, Inc. (a)(b)	7,418	18,619
Dyadic International, Inc. (a)(b)	37,918	86,453
Dynavax Technologies Corp. (a)(b)	205,694	2,351,082
Dyne Therapeutics, Inc. (a)	46,920	611,368
Eagle Pharmaceuticals, Inc. (a)	18,690	387,818
Edesa Biotech, Inc. (a)	8,424	7,666
Editas Medicine, Inc. (a)(b)	116,121	1,065,991
Effector Therapeutics, Inc. Class A (a)	9,490	8,826
Eiger Biopharmaceuticals, Inc. (a)(b)	71,583	80,173
Eledon Pharmaceuticals, Inc. (a)	18,468	38,783
Elevation Oncology, Inc. (a)	23,929	100,980
Eliem Therapeutics, Inc. (a)	7,452	20,940
Emergent BioSolutions, Inc. (a)	73,925	630,580
Enanta Pharmaceuticals, Inc. (a)	32,339	759,320
Enochian Biosciences, Inc. (a)(b)	23,157	20,807
Ensysce Biosciences, Inc. (a)	63	149
Entrada Therapeutics, Inc. (a)(b)	29,049	332,902
EQRx, Inc. (a)	378,775	666,644
Equillium, Inc. (a)(b)	21,675	13,330
Erasca, Inc. (a)(b)	124,868	338,392
Eterna Therapeutics, Inc. (a)(b)	2,047	4,278
Evelo Biosciences, Inc. (a)(b)	101,849	13,902
Exact Sciences Corp. (a)	306,051	24,967,641
Exagen, Inc. (a)(b)	10,039	30,217
Exelixis, Inc. (a)	556,136	10,722,302
Exicure, Inc. (a)(b)	4,479	3,946
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)	137,174	692,729
FibroGen, Inc. (a)	152,876	2,637,111
Finch Therapeutics Group, Inc. (a)	48,236	13,506
First Wave BioPharma, Inc. (a)	28	52
Foghorn Therapeutics, Inc. (a)	31,617	198,871
Forte Biosciences, Inc. (a)	16,638	16,971
Fortress Biotech, Inc. (a)	118,327	63,660
Frequency Therapeutics, Inc. (a)(b)	54,830	19,191
Fresh Tracks Therapeutics, Inc. (a)	2,082	1,125
G1 Therapeutics, Inc. (a)	64,723	164,396
Gain Therapeutics, Inc. (a)	23,458	108,141
Galectin Therapeutics, Inc. (a)(b)	63,339	99,442
Galecto, Inc. (a)	11,675	25,452
Galera Therapeutics, Inc. (a)	37,969	116,565
Genelux Corp. (b)	4,407	119,870
Generation Bio Co. (a)	76,796	268,786
Genprex, Inc. (a)(b)	68,088	58,637
GeoVax Labs, Inc. (a)(b)	8,310	5,152
Geron Corp. (a)	652,942	2,135,120
Gilead Sciences, Inc.	2,149,170	165,357,140
GlycoMimetics, Inc. (a)(b)	81,160	150,958
Gossamer Bio, Inc. (a)(b)	128,134	171,700
Graphite Bio, Inc. (a)	51,627	146,621
GreenLight Biosciences Holdings PBC Class A (a)(b)	131,032	38,327
Greenwich Lifesciences, Inc. (a)(b)	4,975	54,178
Gritstone Bio, Inc. (a)(b)	128,367	247,748
Gt Biopharma, Inc. (a)	29,786	6,708
Halozyme Therapeutics, Inc. (a)	231,786	7,516,820
Harpoon Therapeutics, Inc. (a)(b)	34,224	23,272
HCW Biologics, Inc. (a)	29,023	42,664
Heron Therapeutics, Inc. (a)(b)	192,910	219,917
HilleVax, Inc. (a)	20,917	356,007
Histogen, Inc. (a)	128	111
Homology Medicines, Inc. (a)	61,627	60,191
Hookipa Pharma, Inc. (a)	77,302	101,266
Horizon Therapeutics PLC (a)	389,760	38,987,693
Humacyte, Inc. Class A (a)(b)	86,972	298,314
Humanigen, Inc. (a)(b)	75,276	11,856
iBio, Inc. (a)(b)	13,734	9,614
Icosavax, Inc. (a)(b)	34,725	348,639
Ideaya Biosciences, Inc. (a)	71,301	1,628,515
IGM Biosciences, Inc. (a)(b)	15,512	186,920
Immix Biopharma, Inc. (a)	4,692	9,478
Immucell Corp. (a)	13,848	66,470
Immuneering Corp. (a)	30,922	239,646
Immunic, Inc. (a)	72,193	119,118
ImmunityBio, Inc. (a)(b)	174,167	478,959
ImmunoGen, Inc. (a)	384,454	5,243,953
Immunome, Inc. (a)(b)	11,659	61,093
Immunovant, Inc. (a)	97,046	2,038,936
Impel Pharmaceuticals, Inc. (a)(b)	20,297	25,168
Imunon, Inc. (a)	8,015	9,458
In8bio, Inc. (a)	27,923	84,886
Incyte Corp. (a)	319,988	19,695,261
Infinity Pharmaceuticals, Inc. (a)	116,752	19,848
Inhibrx, Inc. (a)(b)	51,065	1,208,198
Inmune Bio, Inc. (a)(b)	18,295	138,676
Inovio Pharmaceuticals, Inc. (a)(b)	429,722	257,232
Inozyme Pharma, Inc. (a)	37,524	224,769
Insmed, Inc. (a)	230,433	4,385,140
Instil Bio, Inc. (a)(b)	105,722	63,423
Intellia Therapeutics, Inc. (a)	144,251	5,374,792
Intercept Pharmaceuticals, Inc. (a)	61,740	650,740
Invivyd, Inc. (a)	91,440	164,592
Ionis Pharmaceuticals, Inc. (a)	246,028	10,062,545
Iovance Biotherapeutics, Inc. (a)	246,828	2,157,277
Ironwood Pharmaceuticals, Inc. Class A (a)	221,512	2,410,051
iTeos Therapeutics, Inc. (a)	41,197	670,687
Iveric Bio, Inc. (a)	221,487	8,361,134
Janux Therapeutics, Inc. (a)(b)	30,174	350,622
Jasper Therapeutics, Inc. (a)	243,147	376,878
Kalvista Pharmaceuticals, Inc. (a)	34,538	336,746
Karuna Therapeutics, Inc. (a)	51,169	11,592,337
Karyopharm Therapeutics, Inc. (a)(b)	177,504	401,159
Keros Therapeutics, Inc. (a)	29,958	1,433,790
Kezar Life Sciences, Inc. (a)	86,786	241,265
Kineta, Inc.	417	1,255
Kineta, Inc. rights (a)(c)	58,487	1
Kiniksa Pharmaceuticals Ltd. (a)	48,353	670,173
Kinnate Biopharma, Inc. (a)	27,233	117,102
Kintara Therapeutics, Inc. (a)	1,381	4,392
Kodiak Sciences, Inc. (a)	53,766	318,832
Kronos Bio, Inc. (a)(b)	77,287	129,069
Krystal Biotech, Inc. (a)	37,529	4,422,793
Kura Oncology, Inc. (a)	111,092	1,479,745
Kymera Therapeutics, Inc. (a)(b)	67,286	1,980,900
Lantern Pharma, Inc. (a)(b)	6,165	32,120
Larimar Therapeutics, Inc. (a)	44,620	164,648
Leap Therapeutics, Inc. (a)(b)	160,112	142,500
Lexicon Pharmaceuticals, Inc. (a)	158,120	521,796
Lineage Cell Therapeutics, Inc. (a)(b)	256,547	323,249
Lisata Therapeutics, Inc. (a)	3,262	13,309
Longeveron, Inc. (a)(b)	4,231	12,524
Lumos Pharma, Inc. (a)	3,251	11,931
Lyell Immunopharma, Inc. (a)(b)	239,417	763,740
Macrogenics, Inc. (a)	92,923	433,950
Madrigal Pharmaceuticals, Inc. (a)	20,879	5,812,922
Magenta Therapeutics, Inc. (a)	49,503	32,048
MannKind Corp. (a)(b)	461,737	2,142,460
Marker Therapeutics, Inc. (a)(b)	8,951	15,933
Matinas BioPharma Holdings, Inc. (a)	385,417	147,653
MediciNova, Inc. (a)	61,340	131,881
MEI Pharma, Inc. (a)(b)	6,708	51,652
Merrimack Pharmaceuticals, Inc. (a)	25,209	315,617
Mersana Therapeutics, Inc. (a)	156,405	1,176,166
MiMedx Group, Inc. (a)	191,431	1,121,786
Mineralys Therapeutics, Inc.	38,950	566,333
Minerva Neurosciences, Inc. (a)	5,733	34,226
MiNK Therapeutics, Inc. (a)(b)	6,761	11,899
Mirati Therapeutics, Inc. (a)(b)	90,098	3,348,042
Mirum Pharmaceuticals, Inc. (a)(b)	43,703	1,146,330
Moderna, Inc. (a)	569,665	72,751,917
Molecular Templates, Inc. (a)(b)	59,475	27,953
Moleculin Biotech, Inc. (a)	30,817	19,523
Monte Rosa Therapeutics, Inc. (a)	50,180	370,328
Morphic Holding, Inc. (a)	60,112	3,456,440
Mustang Bio, Inc. (a)	6,452	41,228
Myriad Genetics, Inc. (a)	140,357	3,096,275
NanoViricides, Inc. (a)(b)	8,252	8,665
Natera, Inc. (a)	187,715	8,843,254
Navidea Biopharmaceuticals, Inc. (a)	7,141	657
Neoleukin Therapeutics, Inc. (a)(b)	48,248	38,598
Neubase Therapeutics, Inc. (a)(b)	27,182	4,841
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	165,766	14,841,030
Neximmune, Inc. (a)(b)	6,510	2,086
NextCure, Inc. (a)	28,995	49,871
Nighthawk Biosciences, Inc. (a)(b)	35,946	24,084
Nkarta, Inc. (a)(b)	54,669	252,571
Novavax, Inc. (a)(b)	144,628	1,164,255
Nurix Therapeutics, Inc. (a)(b)	73,894	747,807
Nuvalent, Inc. Class A (a)(b)	44,563	1,876,102
Nuvectis Pharma, Inc. (a)(b)	4,368	76,440
Ocugen, Inc. (a)(b)	361,796	166,426
Olema Pharmaceuticals, Inc. (a)	62,876	325,069
Omega Therapeutics, Inc. (a)(b)	31,223	236,983
Omniab, Inc. (c)	10,389	24,934
Omniab, Inc. (c)	10,389	23,375
OncoCyte Corp. (a)(b)	131,228	28,043
Oncorus, Inc. (a)	15,974	3,219
OncoSec Medical, Inc. (a)(b)	895	421
Oncternal Therapeutics, Inc. (a)	80,553	22,958
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)(b)	3,032	2,279
Oragenics, Inc. (a)	1,390	4,142
Organogenesis Holdings, Inc. Class A (a)	136,217	494,468
Organovo Holdings, Inc. (a)(b)	11,895	20,222
Orgenesis, Inc. (a)	40,821	48,577
ORIC Pharmaceuticals, Inc. (a)(b)	62,904	317,036
Outlook Therapeutics, Inc. (a)(b)	189,723	284,585
Ovid Therapeutics, Inc. (a)	94,190	333,433
Palatin Technologies, Inc. (a)(b)	10,930	26,779
Pardes Biosciences, Inc. (a)(b)	44,132	84,292
Passage Bio, Inc. (a)	44,674	42,485
PDL BioPharma, Inc. (a)(c)	218,274	92,234
PDS Biotechnology Corp. (a)	53,646	513,929
PepGen, Inc.	16,200	242,676
Perspective Therapeutics, Inc. (a)	467,662	247,861
PharmaCyte Biotech, Inc. (a)	21,430	67,505
Pieris Pharmaceuticals, Inc. (a)(b)	100,668	85,356
PMV Pharmaceuticals, Inc. (a)(b)	54,655	292,404
Point Biopharma Global, Inc. (a)	130,796	1,212,479
Polarityte, Inc. (a)(b)	3,639	1,369
Poseida Therapeutics, Inc. (a)	87,585	198,818
Praxis Precision Medicines, Inc. (a)	56,623	48,684
Precigen, Inc. (a)	236,459	281,386
Precision BioSciences, Inc. (a)	151,736	112,285
Prelude Therapeutics, Inc. (a)(b)	24,019	134,026
Prime Medicine, Inc. (b)	20,813	285,554
ProKidney Corp. (a)(b)	18,576	225,513
Prometheus Biosciences, Inc. (a)	59,244	11,771,783
Protagonist Therapeutics, Inc. (a)	81,198	2,116,832
Protara Therapeutics, Inc. (a)	11,701	32,646
Prothena Corp. PLC (a)	68,174	4,528,799
PTC Therapeutics, Inc. (a)	125,360	5,261,359
Puma Biotechnology, Inc. (a)	67,391	225,760
Pyxis Oncology, Inc. (a)(b)	45,168	145,441
Qualigen Therapeutics, Inc. (a)(b)	1,512	1,395
Quince Therapeutics, Inc. (a)(b)	25,276	37,914
Rallybio Corp. (a)	28,669	205,270
RAPT Therapeutics, Inc. (a)	41,330	827,840
Recursion Pharmaceuticals, Inc. (a)(b)	246,963	2,165,866
Regeneron Pharmaceuticals, Inc. (a)	185,313	136,308,830
REGENXBIO, Inc. (a)	67,739	1,167,143
Regulus Therapeutics, Inc. (a)(b)	5,076	6,599
Relay Therapeutics, Inc. (a)(b)	153,223	1,706,904
Reneo Pharmaceuticals, Inc. (a)	19,130	153,040
Repligen Corp. (a)	89,065	14,955,795
Replimune Group, Inc. (a)	62,009	1,177,551
Revolution Medicines, Inc. (a)	154,840	3,860,161
Rezolute, Inc. (a)	54,697	116,505
Rhythm Pharmaceuticals, Inc. (a)	78,229	1,303,295
Rigel Pharmaceuticals, Inc. (a)	301,530	422,142
Rocket Pharmaceuticals, Inc. (a)	105,409	2,206,210
Roivant Sciences Ltd. (a)	187,920	1,708,193
S.A.B. Biotherapeutics, Inc. (a)(b)	85,867	76,422
Sage Therapeutics, Inc. (a)	89,597	4,435,052
Salarius Pharmaceuticals, Inc. (a)(b)	2,571	3,625
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	0
Sana Biotechnology, Inc. (a)(b)	153,825	926,027
Sangamo Therapeutics, Inc. (a)	224,908	251,897
Sarepta Therapeutics, Inc. (a)	151,475	18,722,310
Savara, Inc. (a)	118,206	325,067
Scholar Rock Holding Corp. (a)	60,104	349,805
Seagen, Inc. (a)	236,616	46,305,751
Selecta Biosciences, Inc. (a)(b)	188,029	221,874
Sellas Life Sciences Group, Inc. (a)(b)	36,800	63,112
Sensei Biotherapeutics, Inc. (a)	11,330	16,542
Senti Biosciences, Inc. (a)(b)	38,123	33,697
Sera Prognostics, Inc. (a)	32,638	105,421
Seres Therapeutics, Inc. (a)(b)	153,678	760,706
Shattuck Labs, Inc. (a)	67,552	176,311
Sigilon Therapeutics, Inc. (a)	933	3,919
Societal Cdmo, Inc. (a)(b)	57,578	40,305
Soleno Therapeutics, Inc. (a)	11,222	59,140
Solid Biosciences, Inc. (a)	5,987	37,000
Soligenix, Inc. (a)(b)	1,577	1,145
Spectrum Pharmaceuticals, Inc. (a)	326,441	349,292
Spero Therapeutics, Inc. (a)	67,563	117,560
SpringWorks Therapeutics, Inc. (a)(b)	81,415	2,229,143
Spruce Biosciences, Inc. (a)(b)	5,509	13,387
SQZ Biotechnologies Co. (a)(b)	20,477	11,365
Stoke Therapeutics, Inc. (a)	40,276	451,091
Summit Therapeutics, Inc. (a)(b)	112,159	182,819
Surface Oncology, Inc. (a)	51,934	40,773
Surrozen, Inc. (a)	11,713	7,262
Sutro Biopharma, Inc. (a)	87,666	393,620
Synaptogenix, Inc. (a)(b)	7,462	6,268
Syndax Pharmaceuticals, Inc. (a)	113,495	2,266,495
Synlogic, Inc. (a)	57,398	30,134
Syros Pharmaceuticals, Inc. (a)(b)	20,951	80,661
T2 Biosystems, Inc. (a)(b)	4,844	436
Talaris Therapeutics, Inc. (a)	38,404	101,771
Tango Therapeutics, Inc. (a)	78,878	212,971
Taysha Gene Therapies, Inc. (a)	63,789	44,582
Tempest Therapeutics, Inc. (a)	24,135	36,927
Tenaya Therapeutics, Inc. (a)	58,031	417,823
TG Therapeutics, Inc. (a)	236,716	6,303,747
Theriva Biologics, Inc. (a)(b)	9,758	6,733
TONIX Pharmaceuticals Holding (a)(b)	13,508	24,179
TRACON Pharmaceuticals, Inc. (a)	24,147	13,933
Travere Therapeutics, Inc. (a)	107,977	1,931,709
Trevena, Inc. (a)(b)	8,946	10,198
TScan Therapeutics, Inc. (a)	24,700	56,810
Twist Bioscience Corp. (a)(b)	98,650	1,494,548
Tyra Biosciences, Inc. (a)(b)	24,045	347,931
Ultragenyx Pharmaceutical, Inc. (a)	122,352	6,039,295
uniQure B.V. (a)	69,015	1,331,299
United Therapeutics Corp. (a)	78,516	16,467,946
UNITY Biotechnology, Inc. (a)(b)	27,728	83,461
Vanda Pharmaceuticals, Inc. (a)	89,284	531,240
Vaxart, Inc. (a)(b)	200,059	244,072
Vaxcyte, Inc. (a)	126,552	6,266,855
Vaxxinity, Inc. Class A (a)(b)	64,022	113,959
VBI Vaccines, Inc. (a)(b)	11,998	35,634
Vera Therapeutics, Inc. (a)	48,514	405,092
Veracyte, Inc. (a)	124,248	3,215,538
Verastem, Inc. (a)	319,608	326,000
Vericel Corp. (a)	81,656	2,622,791
Vertex Pharmaceuticals, Inc. (a)	443,228	143,415,284
Verve Therapeutics, Inc. (a)(b)	70,277	1,087,888
Vigil Neuroscience, Inc. (a)	17,590	175,900
Viking Therapeutics, Inc. (a)	146,887	3,225,639
Vincerx Pharma, Inc. (a)	27,455	50,792
Vir Biotechnology, Inc. (a)	131,734	3,513,346
Viracta Therapeutics, Inc. (a)(b)	41,223	54,827
Viridian Therapeutics, Inc. (a)	67,674	1,612,671
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
Virios Therapeutics, Inc. (a)(b)	14,707	25,296
VistaGen Therapeutics, Inc. (a)(b)	268,335	38,130
Vor Biopharma, Inc. (a)(b)	49,498	232,641
Voyager Therapeutics, Inc. (a)	48,835	556,231
vTv Therapeutics, Inc. Class A (a)(b)	39,197	30,966
Werewolf Therapeutics, Inc. (a)	24,346	77,664
X4 Pharmaceuticals, Inc. (a)	197,504	400,933
Xbiotech, Inc. (a)	31,003	157,960
Xencor, Inc. (a)	106,307	2,880,920
Xilio Therapeutics, Inc. (a)(b)	11,070	33,764
XOMA Corp. (a)(b)	16,955	288,235
Y-mAbs Therapeutics, Inc. (a)	57,506	467,524
Zentalis Pharmaceuticals, Inc. (a)	76,628	1,995,393
		1,867,851,170
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	3,004,948	306,504,696
Accelerate Diagnostics, Inc. (a)(b)	88,589	62,083
Accuray, Inc. (a)(b)	157,428	580,909
Acutus Medical, Inc. (a)	22,522	19,144
Aethlon Medical, Inc. (a)	25,344	7,697
Align Technology, Inc. (a)	124,999	35,332,217
Alphatec Holdings, Inc. (a)	123,322	1,869,562
Angiodynamics, Inc. (a)	67,151	635,248
Apyx Medical Corp. (a)(b)	57,479	363,842
Artivion, Inc. (a)	70,240	1,052,195
Asensus Surgical, Inc. (a)(b)	410,079	213,241
Aspira Women's Health, Inc. (a)(b)	6,504	20,878
Atricure, Inc. (a)	80,221	3,607,538
Atrion Corp.	2,373	1,234,814
Avanos Medical, Inc. (a)	78,830	1,931,335
Avinger, Inc. (a)	7,694	4,168
AxoGen, Inc. (a)	73,587	625,490
Axonics Modulation Technologies, Inc. (a)	85,949	4,159,072
Baxter International, Inc.	870,325	35,439,634
Becton, Dickinson & Co.	489,260	118,283,498
Beyond Air, Inc. (a)(b)	44,674	234,985
BioLase Technology, Inc. (a)(b)	10,705	872
Biomerica, Inc. (a)(b)	13,757	18,847
BioSig Technologies, Inc. (a)(b)	84,286	130,643
Bioventus, Inc. (a)(b)	57,583	155,762
Boston Scientific Corp. (a)	2,467,328	127,018,045
Butterfly Network, Inc. Class A (a)(b)	238,190	581,184
Cerus Corp. (a)	303,335	649,137
ClearPoint Neuro, Inc. (a)(b)	38,429	295,903
Co.-Diagnostics, Inc. (a)(b)	53,591	58,414
ConforMis, Inc. (a)(b)	11,744	13,036
CONMED Corp.	52,815	6,406,460
Cue Health, Inc. (a)	160,774	122,429
Cutera, Inc. (a)(b)	29,766	500,366
CVRx, Inc. (a)	21,822	273,211
CytoSorbents Corp. (a)(b)	62,586	185,880
DarioHealth Corp. (a)(b)	29,090	113,451
Delcath Systems, Inc. (a)(b)	8,495	67,620
Dentsply Sirona, Inc.	369,383	13,342,114
DexCom, Inc. (a)	666,280	78,127,993
Eargo, Inc. (a)(b)	13,634	64,898
Edwards Lifesciences Corp. (a)	1,064,926	89,698,717
Ekso Bionics Holdings, Inc. (a)(b)	14,838	20,031
electroCore, Inc. (a)	3,904	18,973
Electromed, Inc. (a)	6,101	71,321
Embecta Corp.	97,602	2,700,647
ENDRA Life Sciences, Inc. (a)(b)	1,924	2,848
Enovis Corp. (a)	83,530	4,404,537
Envista Holdings Corp. (a)	281,528	8,977,928
Envveno Medical Corp. (a)	10,208	29,705
Figs, Inc. Class A (a)(b)	218,419	1,799,773
Fonar Corp. (a)	12,634	216,294
GE Healthcare Holding LLC	626,201	49,789,242
Glaukos Corp. (a)	82,051	4,678,548
Globus Medical, Inc. (a)	134,774	7,295,317
Haemonetics Corp. (a)	87,268	7,382,873
Heartbeam, Inc. (a)	12,341	29,001
Helius Medical Technologies, Inc. (U.S.) (a)(b)	534	83
Heska Corp. (a)	18,209	2,180,164
Hologic, Inc. (a)	424,531	33,491,251
Hyperfine, Inc. (a)(b)	66,299	108,730
ICU Medical, Inc. (a)	34,677	6,064,661
IDEXX Laboratories, Inc. (a)	142,782	66,360,790
Inari Medical, Inc. (a)	82,965	5,011,086
Inogen, Inc. (a)	38,742	407,953
Inspire Medical Systems, Inc. (a)	50,136	14,664,279
Insulet Corp. (a)	119,494	32,771,230
Integer Holdings Corp. (a)	57,831	4,734,046
Integra LifeSciences Holdings Corp. (a)	125,403	4,759,044
Intuitive Surgical, Inc. (a)	603,976	185,927,972
INVO Bioscience, Inc. (a)	23,986	6,107
IRadimed Corp.	12,574	591,355
iRhythm Technologies, Inc. (a)	51,595	5,895,761
Iridex Corp. (a)	14,475	31,121
Kewaunee Scientific Corp. (a)	970	14,957
KORU Medical Systems, Inc. (a)	71,893	263,488
Lantheus Holdings, Inc. (a)	118,664	10,275,116
LeMaitre Vascular, Inc.	32,885	2,066,493
LENSAR, Inc. (a)	16,562	48,692
LivaNova PLC (a)	92,528	4,097,140
LogicMark, Inc. (a)(b)	118	328
Lucid Diagnostics, Inc. (a)(b)	3,903	6,206
Masimo Corp. (a)	83,403	13,497,942
Medtronic PLC	2,292,791	189,751,383
Merit Medical Systems, Inc. (a)	98,740	8,136,176
Mesa Laboratories, Inc.	8,973	1,161,914
Microbot Medical, Inc. (a)(b)	10,061	19,720
Milestone Scientific, Inc. (a)(b)	55,851	56,968
Minerva Surgical, Inc. (a)	7,017	1,384
Motus GI Holdings, Inc. (a)(b)	2,318	1,544
Myomo, Inc. (a)	6,750	3,729
NanoVibronix, Inc. (a)	1,952	7,574
Nemaura Medical, Inc. (a)(b)	15,517	7,741
Neogen Corp. (a)	376,324	6,581,907
NeuroMetrix, Inc. (a)	14,942	15,091
Neuronetics, Inc. (a)	40,422	110,352
NeuroOne Medical Technologies Corp. (a)(b)	26,355	31,890
NeuroPace, Inc. (a)(b)	9,942	44,242
Nevro Corp. (a)	61,806	1,703,373
Novocure Ltd. (a)	155,763	11,185,341
NuVasive, Inc. (a)	91,939	3,508,392
Nuwellis, Inc. (a)	93	246
Omnicell, Inc. (a)	78,801	5,785,569
OraSure Technologies, Inc. (a)	129,316	650,459
Orchestra BioMed Holdings, Inc. (a)	26,140	392,100
Orthofix International NV (a)	58,352	1,090,599
OrthoPediatrics Corp. (a)(b)	27,580	1,191,456
Outset Medical, Inc. (a)	85,287	1,776,528
Owlet, Inc. (a)(b)	110,618	24,391
Paragon 28, Inc. (a)	42,507	764,276
PAVmed, Inc. (a)(b)	117,738	47,225
Penumbra, Inc. (a)	65,471	20,121,857
Predictive Oncology, Inc. (a)(b)	3,782	12,216
Pro-Dex, Inc. (a)	4,562	86,678
PROCEPT BioRobotics Corp. (a)	56,080	1,875,876
Pulmonx Corp. (a)	65,299	784,241
Pulse Biosciences, Inc. (a)(b)	22,939	142,222
QuidelOrtho Corp. (a)	92,650	7,888,221
ResMed, Inc.	253,115	53,354,111
Retractable Technologies, Inc. (a)	32,187	34,762
Rockwell Medical Technologies, Inc. (a)	7,463	24,777
RxSight, Inc. (a)	29,541	719,914
Sanara Medtech, Inc. (a)(b)	4,734	158,778
Semler Scientific, Inc. (a)	9,790	269,127
Senseonics Holdings, Inc. (a)(b)	805,353	515,748
Sensus Healthcare, Inc. (a)(b)	23,984	64,517
Shockwave Medical, Inc. (a)	62,315	17,142,233
SI-BONE, Inc. (a)	51,563	1,298,356
Sientra, Inc. (a)(b)	7,715	12,807
Sight Sciences, Inc. (a)	46,351	444,506
Silk Road Medical, Inc. (a)	65,763	1,985,385
Sintx Technologies, Inc. (a)(b)	359	528
SmileDirectClub, Inc. (a)(b)	228,398	81,104
Sonendo, Inc. (a)(b)	57,422	72,926
Staar Surgical Co. (a)(b)	82,882	4,808,814
Stereotaxis, Inc. (a)(b)	91,596	207,923
STERIS PLC	171,109	34,216,667
STRATA Skin Sciences, Inc. (a)	566	507
Stryker Corp.	580,967	160,102,886
Surgalign Holdings, Inc. (a)	4,658	3,778
SurModics, Inc. (a)	24,724	453,191
Tactile Systems Technology, Inc. (a)(b)	34,917	733,955
Talis Biomedical Corp. (a)	29,289	14,363
Tandem Diabetes Care, Inc. (a)	111,800	2,905,682
Tela Bio, Inc. (a)	18,595	188,367
Teleflex, Inc. (b)	80,812	18,970,617
The Cooper Companies, Inc.	85,190	31,650,641
TransMedics Group, Inc. (a)	55,263	4,015,410
Treace Medical Concepts, Inc. (a)	58,917	1,567,192
UFP Technologies, Inc. (a)	11,796	1,824,015
Utah Medical Products, Inc.	6,131	573,187
Vapotherm, Inc. (a)(b)	38,832	23,688
Varex Imaging Corp. (a)	74,871	1,650,157
Venus Concept, Inc. (a)(b)	1,079	2,341
Vicarious Surgical, Inc. (a)(b)	68,771	144,419
ViewRay, Inc. (a)	235,446	129,731
Vivani Medical, Inc. (a)(b)	14,822	19,417
VolitionRx Ltd. (a)(b)	47,456	73,557
Zimmer Biomet Holdings, Inc.	361,034	45,974,070
Zimvie, Inc. (a)	33,340	332,733
Zomedica Corp. (a)(b)	1,677,336	332,113
Zynex, Inc. (a)(b)	44,671	419,014
		1,963,181,156
Health Care Providers & Services - 2.8%
23andMe Holding Co. Class A (a)(b)	517,461	993,525
Acadia Healthcare Co., Inc. (a)	156,589	11,059,881
Accolade, Inc. (a)	107,952	1,299,742
AdaptHealth Corp. (a)	129,995	1,362,348
Addus HomeCare Corp. (a)	28,812	2,597,402
Agiliti, Inc. (a)(b)	56,716	928,441
agilon health, Inc. (a)(b)	503,706	10,013,675
AirSculpt Technologies, Inc. (b)	17,851	150,662
Akumin, Inc. (a)	95,868	37,945
Alignment Healthcare, Inc. (a)	144,939	850,792
Amedisys, Inc. (a)	55,810	4,237,653
AmerisourceBergen Corp.	278,335	47,358,700
AMN Healthcare Services, Inc. (a)	75,187	7,139,758
Apollo Medical Holdings, Inc. (a)(b)	67,504	2,134,476
ATI Physical Therapy, Inc. (a)(b)	89,658	15,762
Aveanna Healthcare Holdings, Inc. (a)	88,069	103,921
Biodesix, Inc. (a)	19,025	26,635
Brookdale Senior Living, Inc. (a)	325,792	1,123,982
Cano Health, Inc. (a)(b)	320,948	436,489
Cardinal Health, Inc.	443,775	36,522,683
CareMax, Inc. Class A (a)	127,744	335,967
Castle Biosciences, Inc. (a)	43,028	1,051,174
Centene Corp. (a)	950,108	59,296,240
Chemed Corp.	25,783	13,762,192
Cigna Group	515,007	127,417,882
Clover Health Investments Corp. (a)	550,491	466,211
Community Health Systems, Inc. (a)	221,982	725,881
Corvel Corp. (a)	16,234	3,172,773
Cosmos Health, Inc. (a)(b)	16,222	55,479
Cross Country Healthcare, Inc. (a)	61,193	1,560,422
CVS Health Corp.	2,213,277	150,569,234
DaVita HealthCare Partners, Inc. (a)	95,210	8,918,321
DocGo, Inc. Class A (a)	142,056	1,271,401
Elevance Health, Inc.	411,723	184,377,794
Encompass Health Corp.	171,625	10,644,183
Enhabit Home Health & Hospice (a)	84,100	904,916
Enzo Biochem, Inc. (a)(b)	55,775	122,705
Fulgent Genetics, Inc. (a)	33,657	1,338,539
GeneDx Holdings Corp. Class A (a)	30,700	230,864
Great Elm Group, Inc. (a)	40,893	83,013
Guardant Health, Inc. (a)	197,187	5,781,523
HCA Holdings, Inc.	365,195	96,480,867
HealthEquity, Inc. (a)	147,418	8,078,506
Henry Schein, Inc. (a)	233,398	17,248,112
Hims & Hers Health, Inc. (a)	207,700	1,856,838
Humana, Inc.	215,497	108,151,479
InfuSystems Holdings, Inc. (a)	33,218	290,658
Innovage Holding Corp. (a)	38,861	261,535
Invitae Corp. (a)(b)	408,886	437,508
Laboratory Corp. of America Holdings	152,608	32,433,778
LifeStance Health Group, Inc. (a)(b)	161,074	1,319,196
McKesson Corp.	235,997	92,237,067
Modivcare, Inc. (a)(b)	21,869	982,574
Molina Healthcare, Inc. (a)	100,673	27,574,335
MSP Recovery, Inc. (a)	38,633	24,300
National Healthcare Corp.	23,234	1,410,304
National Research Corp. Class A	24,295	1,090,846
NeoGenomics, Inc. (a)	218,376	3,751,700
Ontrak, Inc. (a)(b)	11,611	5,225
Opko Health, Inc. (a)	684,094	950,891
Option Care Health, Inc. (a)	287,429	7,918,669
Owens & Minor, Inc. (a)	130,703	2,654,578
P3 Health Partners, Inc. Class A (a)(b)	54,060	218,943
Patterson Companies, Inc.	147,060	3,851,501
Pediatrix Medical Group, Inc. (a)	139,334	1,853,142
Pennant Group, Inc. (a)	50,351	604,212
PetIQ, Inc. Class A (a)	46,814	595,942
Precipio, Inc. (a)	37,582	21,798
Premier, Inc.	205,656	5,141,400
Privia Health Group, Inc. (a)	158,416	3,952,479
Progyny, Inc. (a)	129,293	4,816,164
Psychemedics Corp.	1,921	9,106
Quest Diagnostics, Inc.	190,905	25,323,548
R1 RCM, Inc. (a)	238,763	3,879,899
RadNet, Inc. (a)	82,173	2,378,087
Select Medical Holdings Corp.	182,186	4,986,431
Sonida Senior Living, Inc. (a)(b)	5,304	43,917
Surgery Partners, Inc. (a)	117,832	4,416,343
Talkspace, Inc. Class A (a)	193,412	206,951
Tenet Healthcare Corp. (a)	186,198	13,257,298
The Ensign Group, Inc.	96,903	8,586,575
The Joint Corp. (a)	22,958	325,544
The Oncology Institute, Inc. (a)(b)	42,029	17,967
U.S. Physical Therapy, Inc. (b)	25,224	2,576,632
UnitedHealth Group, Inc.	1,610,295	784,600,136
Universal Health Services, Inc. Class B	110,500	14,600,365
Vivos Therapeutics, Inc. (a)	22,495	8,584
		1,991,913,116
Health Care Technology - 0.1%
Akili, Inc. (a)	41,241	48,252
American Well Corp. (a)	404,790	894,586
Augmedix, Inc. (a)(b)	46,963	173,763
Biotricity, Inc. (a)(b)	59,907	41,336
CareCloud, Inc. (a)	4,478	12,583
Certara, Inc. (a)	181,975	3,781,441
Computer Programs & Systems, Inc. (a)	23,788	567,582
Definitive Healthcare Corp. (a)(b)	67,659	658,999
Doximity, Inc. (a)(b)	203,458	6,240,057
Evolent Health, Inc. (a)	157,220	4,581,391
Forian, Inc. (a)	20,350	48,637
GoodRx Holdings, Inc. (a)	129,036	700,665
Health Catalyst, Inc. (a)	93,417	1,051,875
HealthStream, Inc.	43,232	995,201
HTG Molecular Diagnostics (a)	249	530
iCAD, Inc. (a)	34,731	44,803
Lifemd, Inc. (a)(b)	30,706	59,877
MultiPlan Corp. Class A (a)(b)	415,543	577,605
Nextgen Healthcare, Inc. (a)	95,142	1,481,361
OptimizeRx Corp. (a)	28,785	404,141
Phreesia, Inc. (a)	89,902	2,698,858
Schrodinger, Inc. (a)	93,230	3,118,544
Sharecare, Inc. Class A (a)	529,184	788,484
Simulations Plus, Inc.	26,515	1,171,698
Streamline Health Solutions, Inc. (a)	94,959	142,439
Tabula Rasa HealthCare, Inc. (a)(b)	38,854	206,315
Teladoc Health, Inc. (a)(b)	287,271	6,650,324
UpHealth, Inc. (a)(b)	10,559	16,050
Veeva Systems, Inc. Class A (a)	242,422	40,169,325
Veradigm, Inc. (a)(b)	189,645	2,234,018
		79,560,740
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	164,402	8,624,529
Adaptive Biotechnologies Corp. (a)	190,392	1,325,128
Agilent Technologies, Inc.	509,382	58,920,216
Akoya Biosciences, Inc. (a)	29,686	167,132
Alpha Teknova, Inc. (a)	7,482	28,731
Applied DNA Sciences, Inc. (a)	30,076	33,084
Avantor, Inc. (a)	1,160,800	23,146,352
Azenta, Inc. (a)	120,083	5,193,590
Bio-Rad Laboratories, Inc. Class A (a)	37,228	13,899,074
Bio-Techne Corp.	271,032	22,167,707
BioLife Solutions, Inc. (a)(b)	59,859	1,397,708
BioNano Genomics, Inc. (a)(b)	500,085	346,009
Bruker Corp.	172,560	11,923,896
Champions Oncology, Inc. (a)	6,812	33,379
Charles River Laboratories International, Inc. (a)	87,702	16,959,813
ChromaDex, Inc. (a)(b)	81,329	114,674
Codexis, Inc. (a)	111,703	246,864
CryoPort, Inc. (a)	83,452	1,536,351
Cytek Biosciences, Inc. (a)(b)	143,620	1,121,672
Danaher Corp.	1,129,516	259,359,464
Harvard Bioscience, Inc. (a)	65,895	368,353
Illumina, Inc. (a)	270,776	53,248,100
Inotiv, Inc. (a)(b)	29,273	177,980
IQVIA Holdings, Inc. (a)	320,157	63,042,115
Maravai LifeSciences Holdings, Inc. (a)	187,588	2,408,630
MaxCyte, Inc. (a)	150,541	614,207
Medpace Holdings, Inc. (a)	43,422	8,987,051
Mettler-Toledo International, Inc. (a)	38,115	50,383,075
Miromatrix Medical, Inc. (a)(b)	30,469	28,946
Nanostring Technologies, Inc. (a)	76,221	448,942
Nautilus Biotechnology, Inc. (a)	76,085	217,603
OmniAb, Inc. (a)	198,255	856,462
Pacific Biosciences of California, Inc. (a)(b)	396,278	4,905,922
Personalis, Inc. (a)	70,142	126,256
Phenomex, Inc. (a)	108,606	76,024
Quanterix Corp. (a)	60,812	1,192,523
Quantum-Si, Inc. (a)(b)	146,687	221,497
Rapid Micro Biosystems, Inc. (a)	8,506	8,931
Revvity, Inc.	217,660	25,100,551
Science 37 Holdings, Inc. (a)(b)	109,685	28,123
Seer, Inc. (a)	58,297	214,533
Singular Genomics Systems, Inc. (a)(b)	78,330	82,638
SomaLogic, Inc. Class A (a)	259,192	785,352
Sotera Health Co. (a)	168,360	2,372,192
Standard BioTools, Inc. (a)	112,984	265,512
Syneos Health, Inc. (a)	178,103	7,409,085
Telesis Bio, Inc. (a)(b)	11,274	18,038
Thermo Fisher Scientific, Inc.	675,849	343,642,183
Waters Corp. (a)	102,365	25,716,135
West Pharmaceutical Services, Inc.	127,701	42,732,586
		1,062,224,918
Pharmaceuticals - 3.8%
9 Meters Biopharma, Inc. (a)(b)	17,426	12,198
AcelRx Pharmaceuticals, Inc. (a)(b)	8,051	8,019
Acer Therapeutics, Inc. (a)(b)	6,588	5,863
Aclaris Therapeutics, Inc. (a)	86,199	719,762
Adamis Pharmaceuticals Corp. (a)(b)	2,860	5,977
Adial Pharmaceuticals, Inc. (a)(b)	12,772	3,359
Agile Therapeutics, Inc. (a)	42	159
Alimera Sciences, Inc. (a)(b)	13,038	35,855
Amneal Pharmaceuticals, Inc. (a)	186,979	437,531
Amphastar Pharmaceuticals, Inc. (a)	65,031	2,885,425
Amylyx Pharmaceuticals, Inc. (a)	68,364	1,687,907
AN2 Therapeutics, Inc. (a)(b)	8,413	47,197
Angion Biomedica Corp. (a)	6,656	6,523
ANI Pharmaceuticals, Inc. (a)	21,042	949,836
Aquestive Therapeutics, Inc. (a)(b)	78,342	180,970
Arvinas Holding Co. LLC (a)	83,251	1,817,369
Assertio Holdings, Inc. (a)(b)	79,725	504,659
Atea Pharmaceuticals, Inc. (a)	129,142	515,277
Athira Pharma, Inc. (a)	48,208	133,536
Avenue Therapeutics, Inc. (a)(b)	411	444
Axsome Therapeutics, Inc. (a)(b)	58,824	4,340,035
Aytu BioScience, Inc. (a)(b)	1,589	2,654
Baudax Bio, Inc. (a)	54	28
Biofrontera, Inc. (a)(b)	8,427	3,961
Bright Green Corp. (a)	105,981	109,160
Bristol-Myers Squibb Co.	3,665,649	236,214,422
Calcimedica, Inc. (a)	468	1,919
Cara Therapeutics, Inc. (a)	81,848	260,277
Cassava Sciences, Inc. (a)(b)	66,846	1,518,073
Catalent, Inc. (a)	311,013	11,579,014
Citius Pharmaceuticals, Inc. (a)(b)	224,231	260,108
Clearside Biomedical, Inc. (a)	75,812	81,877
Clever Leaves Holdings, Inc. (a)	37,601	9,385
Cocrystal Pharma, Inc. (a)(b)	8,526	18,416
Cognition Therapeutics, Inc. (a)	21,968	45,034
Collegium Pharmaceutical, Inc. (a)(b)	59,989	1,323,957
Corcept Therapeutics, Inc. (a)	153,797	3,612,692
CorMedix, Inc. (a)(b)	73,696	354,478
Cumberland Pharmaceuticals, Inc. (a)	5,048	8,127
CymaBay Therapeutics, Inc. (a)	149,559	1,343,040
Dare Bioscience, Inc. (a)	186,895	188,764
DICE Therapeutics, Inc. (a)	57,372	1,813,529
Durect Corp. (a)	37,258	229,137
Edgewise Therapeutics, Inc. (a)	69,169	699,990
Elanco Animal Health, Inc. (a)	770,341	6,278,279
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,359,394	583,805,347
Eloxx Pharmaceuticals, Inc. (a)(b)	2,779	18,703
Enliven Therapeutics, Inc. (a)(b)	7,719	141,258
Enliven Therapeutics, Inc. rights (a)(c)	30,877	0
Enveric Biosciences, Inc. (a)(b)	463	1,940
Esperion Therapeutics, Inc. (a)	107,452	146,135
Eton Pharmaceuticals, Inc. (a)(b)	30,410	120,424
Evoke Pharma, Inc. (a)	494	805
Evolus, Inc. (a)	66,179	598,920
Eyenovia, Inc. (a)	58,613	166,461
Eyepoint Pharmaceuticals, Inc. (a)(b)	42,504	257,149
Fulcrum Therapeutics, Inc. (a)	87,923	239,151
Harmony Biosciences Holdings, Inc. (a)(b)	51,666	1,786,610
Harrow Health, Inc. (a)	47,745	900,471
Hepion Pharmaceuticals, Inc. (a)(b)	5,269	50,582
Ikena Oncology, Inc. (a)	44,381	286,257
Innoviva, Inc. (a)(b)	104,480	1,409,435
Intra-Cellular Therapies, Inc. (a)	151,315	8,985,085
Jaguar Health, Inc. (a)(b)	854	567
Jazz Pharmaceuticals PLC (a)	109,607	14,047,233
Johnson & Johnson	4,506,248	698,738,815
Kala Pharmaceuticals, Inc. (a)(b)	1,543	22,065
Landos Biopharma, Inc. (a)(b)	914	2,523
Ligand Pharmaceuticals, Inc. Class B (a)	27,397	1,919,982
Lipocine, Inc. (a)(b)	7,595	34,937
Liquidia Corp. (a)	85,199	691,816
Longboard Pharmaceuticals, Inc. (a)	22,780	157,865
Lyra Therapeutics, Inc. (a)(b)	31,462	80,857
Mallinckrodt PLC (a)	42,240	116,160
Marinus Pharmaceuticals, Inc. (a)(b)	76,786	545,948
Merck & Co., Inc.	4,370,645	482,562,914
Mind Medicine (MindMed), Inc. (a)(b)	58,384	206,679
MyMD Pharmaceuticals, Inc. (a)(b)	46,364	80,673
Nektar Therapeutics (a)	332,669	192,981
NGM Biopharmaceuticals, Inc. (a)	58,005	175,755
NovaBay Pharmaceuticals, Inc. (a)(b)	129	84
Novan, Inc. (a)(b)	20,460	27,826
NRX Pharmaceuticals, Inc. (a)(b)	44,573	31,201
Nutriband, Inc. (a)	6,344	17,827
Nuvation Bio, Inc. (a)	238,724	386,733
Ocular Therapeutix, Inc. (a)	133,303	853,139
Ocuphire Pharma, Inc. (a)(b)	35,705	137,821
Ocuphire Pharma, Inc. rights (a)(c)	621	0
Omeros Corp. (a)(b)	109,585	679,427
Onconova Therapeutics, Inc. (a)(b)	23,169	27,108
OptiNose, Inc. (a)	120,648	150,810
Organon & Co.	437,856	8,490,028
Pacira Biosciences, Inc. (a)	80,478	3,060,578
Palisade Bio, Inc. rights (a)(c)	289	0
Paratek Pharmaceuticals, Inc. (a)(b)	77,984	119,316
Perrigo Co. PLC	233,632	7,466,879
Petros Pharmaceuticals, Inc. (a)	110	256
Pfizer, Inc.	9,674,865	367,838,367
Phathom Pharmaceuticals, Inc. (a)(b)	37,249	438,048
Phibro Animal Health Corp. Class A	34,319	456,443
Pliant Therapeutics, Inc. (a)	71,199	1,540,034
Prestige Brands Holdings, Inc. (a)	85,532	4,894,996
Processa Pharmaceuticals, Inc. (a)(b)	8,812	5,463
ProPhase Labs, Inc. (b)	21,313	202,260
Pulmatrix, Inc. (a)	4,453	12,112
Rain Oncology, Inc. (a)(b)	27,116	30,099
Rani Therapeutics Holdings, Inc. (a)(b)	13,242	54,027
Reata Pharmaceuticals, Inc. (a)(b)	47,982	4,320,779
Relmada Therapeutics, Inc. (a)	43,769	124,304
Revance Therapeutics, Inc. (a)	142,400	4,351,744
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	24,503	149,713
Royalty Pharma PLC	638,479	20,903,802
RVL Pharmaceuticals PLC (a)(b)	63,268	53,145
Satsuma Pharmaceuticals, Inc. (a)	37,071	38,925
Scilex Holding Co.	119,846	641,775
scPharmaceuticals, Inc. (a)(b)	28,679	304,571
SCYNEXIS, Inc. (a)	60,791	151,978
Seelos Therapeutics, Inc. (a)(b)	197,130	183,587
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc.	65,193	365,733
Supernus Pharmaceuticals, Inc. (a)	93,967	3,114,066
Tarsus Pharmaceuticals, Inc. (a)	32,198	539,317
Terns Pharmaceuticals, Inc. (a)	53,871	571,571
TFF Pharmaceuticals, Inc. (a)	28,255	12,997
TherapeuticsMD, Inc. (a)	14,835	61,565
Theravance Biopharma, Inc. (a)(b)	97,788	1,093,270
Theseus Pharmaceuticals, Inc. (a)(b)	27,099	197,281
Third Harmonics Bio, Inc. (b)	26,762	128,190
Trevi Therapeutics, Inc. (a)	57,535	124,276
Ventyx Biosciences, Inc. (a)	49,634	1,710,884
Verrica Pharmaceuticals, Inc. (a)(b)	34,247	194,180
Viatris, Inc.	2,088,988	19,114,240
Vyne Therapeutics, Inc. (a)(b)	4,217	26,525
WAVE Life Sciences (a)	108,841	431,010
Xeris Biopharma Holdings, Inc. (a)(b)	242,252	620,165
Xeris Biopharma Holdings, Inc. rights (a)(c)	72,002	1
Zevra Therapeutics, Inc. (a)(b)	51,355	258,829
Zoetis, Inc. Class A	803,613	130,996,955
Zynerba Pharmaceuticals, Inc. (a)	56,274	18,796
		2,666,471,782
TOTAL HEALTH CARE		9,631,202,882
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.6%
AAR Corp. (a)	56,997	2,856,120
Aerojet Rocketdyne Holdings, Inc. (a)	128,615	7,006,945
AeroVironment, Inc. (a)	43,595	4,072,209
AerSale Corp. (a)	32,303	485,191
Air Industries Group, Inc. (a)(b)	1,717	6,061
Archer Aviation, Inc. Class A (a)(b)	260,625	776,663
Astra Space, Inc. Class A (a)(b)	205,493	73,957
Astronics Corp. (a)	44,588	708,949
Axon Enterprise, Inc. (a)	116,625	22,498,129
BWX Technologies, Inc.	157,427	9,495,997
Byrna Technologies, Inc. (a)(b)	36,119	168,676
Cadre Holdings, Inc.	25,518	533,326
Curtiss-Wright Corp.	66,283	10,476,691
Ducommun, Inc. (a)	19,147	784,261
General Dynamics Corp.	388,044	79,230,824
HEICO Corp.	76,607	11,841,910
HEICO Corp. Class A	110,356	13,446,879
Hexcel Corp.	145,274	10,022,453
Howmet Aerospace, Inc.	633,999	27,103,457
Huntington Ingalls Industries, Inc.	69,260	13,947,579
Innovative Solutions & Support, Inc. (a)	27,730	181,909
Kaman Corp.	49,040	1,019,051
Kratos Defense & Security Solutions, Inc. (a)	215,840	2,836,138
L3Harris Technologies, Inc.	328,213	57,739,231
Lockheed Martin Corp.	391,517	173,837,463
Mercury Systems, Inc. (a)	99,371	4,033,469
Momentus, Inc. Class A (a)(b)	98,824	33,244
Moog, Inc. Class A	49,726	4,833,864
National Presto Industries, Inc.	8,226	613,166
Northrop Grumman Corp.	247,886	107,951,874
Park Aerospace Corp.	33,217	435,143
Parsons Corp. (a)	56,095	2,506,886
Raytheon Technologies Corp.	2,525,549	232,704,085
Redwire Corp. (a)(b)	37,001	90,282
Rocket Lab U.S.A., Inc. Class A (a)(b)	382,894	1,753,655
SIFCO Industries, Inc. (a)	3,677	9,376
Spirit AeroSystems Holdings, Inc. Class A	182,374	4,849,325
Terran Orbital Corp. Class A (a)(b)	98,504	115,250
Textron, Inc.	359,976	22,271,715
The Boeing Co. (a)	969,241	199,372,874
TransDigm Group, Inc.	89,221	69,025,827
Triumph Group, Inc. (a)	114,218	1,278,099
V2X, Inc. (a)	19,434	801,653
Virgin Galactic Holdings, Inc. (a)(b)	410,296	1,419,624
VirTra, Inc. (a)	17,638	137,753
Woodward, Inc.	102,507	10,805,263
		1,116,192,496
Air Freight & Logistics - 0.5%
Air T, Inc. (a)(b)	2,344	60,077
Air Transport Services Group, Inc. (a)	98,400	1,643,280
C.H. Robinson Worldwide, Inc.	202,517	19,145,957
Expeditors International of Washington, Inc.	274,601	30,291,236
FedEx Corp.	400,235	87,243,225
Forward Air Corp.	46,051	4,479,381
GXO Logistics, Inc. (a)	204,637	11,443,301
Hub Group, Inc. Class A (a)	55,705	4,097,660
Radiant Logistics, Inc. (a)	65,808	411,300
United Parcel Service, Inc. Class B	1,257,459	209,995,653
		368,811,070
Building Products - 0.6%
A.O. Smith Corp.	219,020	14,004,139
AAON, Inc.	72,715	6,297,846
Advanced Drain Systems, Inc.	107,937	10,445,063
Allegion PLC	151,292	15,846,324
Alpha PRO Tech Ltd. (a)(b)	16,469	61,265
American Woodmark Corp. (a)	29,395	1,749,003
Apogee Enterprises, Inc.	37,418	1,381,098
Armstrong World Industries, Inc.	77,917	4,865,137
AZZ, Inc.	43,723	1,526,370
Builders FirstSource, Inc. (a)	253,177	29,355,873
Carlisle Companies, Inc.	89,231	18,956,234
Carrier Global Corp.	1,437,764	58,804,548
CSW Industrials, Inc.	27,042	3,832,392
Fortune Brands Home & Security, Inc.	220,886	13,352,559
Gibraltar Industries, Inc. (a)	54,389	2,844,545
Griffon Corp.	82,479	2,599,738
Hayward Holdings, Inc. (a)(b)	235,130	2,553,512
Insteel Industries, Inc.	33,317	997,178
Janus International Group, Inc. (a)	137,694	1,215,838
Jeld-Wen Holding, Inc. (a)	151,616	1,984,653
Johnson Controls International PLC	1,184,644	70,723,247
Lennox International, Inc.	55,385	15,259,121
Masco Corp.	387,328	18,715,689
Masonite International Corp. (a)	39,018	3,436,315
MasterBrand, Inc. (a)	221,105	2,295,070
Molekule Group, Inc. (a)(b)	16,065	28,756
Owens Corning	160,750	17,092,548
PGT Innovations, Inc. (a)	103,559	2,575,512
Quanex Building Products Corp.	57,514	1,208,369
Resideo Technologies, Inc. (a)	249,657	4,002,002
Simpson Manufacturing Co. Ltd.	73,617	8,700,793
Tecnoglass, Inc.	34,853	1,331,385
The AZEK Co., Inc. (a)	207,441	4,823,003
Trane Technologies PLC	394,672	64,422,311
Trex Co., Inc. (a)	189,430	9,727,231
UFP Industries, Inc.	106,136	8,289,222
View, Inc. Class A (a)(b)	156,549	24,406
Zurn Elkay Water Solutions Cor	249,738	5,621,602
		430,949,897
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	113,062	4,992,818
ACCO Brands Corp.	163,699	792,303
Acme United Corp.	9,376	234,212
ACV Auctions, Inc. Class A (a)	201,658	3,436,252
Aqua Metals, Inc. (a)(b)	89,321	92,001
ARC Document Solutions, Inc.	57,270	163,220
Aris Water Solution, Inc. Class A	42,902	394,269
Aurora Innovation, Inc. (a)	639,283	901,389
Brady Corp. Class A	79,599	3,795,280
BrightView Holdings, Inc. (a)	67,146	443,164
Casella Waste Systems, Inc. Class A (a)	87,590	7,897,114
CECO Environmental Corp. (a)	48,247	519,138
Cimpress PLC (a)	33,733	1,611,763
Cintas Corp.	148,829	70,268,124
Clean Harbors, Inc. (a)	86,469	12,140,248
Copart, Inc. (a)	738,757	64,707,726
CoreCivic, Inc. (a)	195,332	1,683,762
Deluxe Corp.	81,186	1,235,651
Driven Brands Holdings, Inc. (a)	96,836	2,404,438
DSS, Inc. (a)(b)	33,676	6,577
Ennis, Inc.	45,280	877,074
Fuel Tech, Inc. (a)	36,624	49,809
Harsco Corp. (a)	142,514	1,205,668
Healthcare Services Group, Inc.	130,972	1,769,432
Heritage-Crystal Clean, Inc. (a)	27,312	905,666
HNI Corp.	72,559	1,850,255
Interface, Inc.	99,933	692,536
Kimball International, Inc. Class B	60,393	742,834
Knightscope, Inc. Class A (a)(b)	43,579	16,625
Liquidity Services, Inc. (a)	47,418	717,434
Matthews International Corp. Class A	53,972	2,077,922
Millerknoll, Inc.	131,049	1,775,714
Montrose Environmental Group, Inc. (a)	47,838	1,678,635
MSA Safety, Inc.	63,538	8,740,287
NL Industries, Inc.	10,778	60,249
Odyssey Marine Exploration, Inc. (a)(b)	13,660	47,810
OpenLane, Inc. (a)	193,398	2,904,838
Performant Financial Corp. (a)	106,057	252,416
Perma-Fix Environmental Services, Inc. (a)(b)	26,105	281,934
Pitney Bowes, Inc.	271,890	902,675
Quad/Graphics, Inc. (a)	51,262	167,627
Quest Resource Holding Corp. (a)	24,111	130,199
Republic Services, Inc.	354,008	50,138,153
Rollins, Inc.	398,206	15,657,460
Shapeways Holdings, Inc. (a)(b)	16,765	8,530
SP Plus Corp. (a)	36,498	1,328,892
Steelcase, Inc. Class A	155,367	1,008,332
Stericycle, Inc. (a)	158,556	6,683,135
Team, Inc. (a)	5,004	34,978
Tetra Tech, Inc.	91,567	12,587,715
The Brink's Co.	79,510	5,289,800
The GEO Group, Inc. (a)	216,148	1,612,464
UniFirst Corp.	26,170	4,477,949
Viad Corp. (a)	34,731	806,454
Virco Manufacturing Co. (a)	20,965	79,877
VSE Corp.	18,635	876,404
Waste Management, Inc.	639,617	103,566,785
		409,724,016
Construction & Engineering - 0.2%
AECOM	238,439	18,610,164
Ameresco, Inc. Class A (a)(b)	59,656	2,569,980
API Group Corp. (a)	344,359	7,782,513
Arcosa, Inc.	83,396	5,475,781
Argan, Inc.	24,446	988,841
Bowman Consulting Group Ltd. (a)	15,643	423,769
Comfort Systems U.S.A., Inc.	61,479	9,097,662
Concrete Pumping Holdings, Inc. (a)	49,943	346,604
Construction Partners, Inc. Class A (a)	72,705	2,011,747
Dycom Industries, Inc. (a)	50,888	5,161,570
EMCOR Group, Inc.	82,102	13,533,694
Fluor Corp. (a)	243,433	6,465,580
Granite Construction, Inc.	74,457	2,694,599
Great Lakes Dredge & Dock Corp. (a)	111,001	703,746
IES Holdings, Inc. (a)	18,535	878,930
INNOVATE Corp. (a)(b)	108,565	141,135
iSun, Inc. (a)(b)	5,821	3,085
Limbach Holdings, Inc. (a)	15,604	325,031
MasTec, Inc. (a)	101,493	10,287,330
Matrix Service Co. (a)	45,828	247,929
MDU Resources Group, Inc.	347,808	10,149,037
MYR Group, Inc. (a)	28,918	3,687,045
Northwest Pipe Co. (a)	16,274	432,237
Orbital Infrastructure Group I (a)(b)	2,466	4,883
Orion Group Holdings, Inc. (a)	65,396	158,258
Primoris Services Corp.	90,867	2,435,236
Quanta Services, Inc.	246,000	43,684,680
Safe & Green Holdings Corp. (a)(b)	5,593	4,279
Sterling Construction Co., Inc. (a)	51,687	2,381,220
Tutor Perini Corp. (a)	78,509	423,949
Valmont Industries, Inc.	37,063	9,720,513
Williams Industrial Services G (a)	15,203	6,841
Willscot Mobile Mini Holdings (a)	359,830	15,501,476
		176,339,344
Electrical Equipment - 0.7%
374Water, Inc. (a)	108,532	281,098
Acuity Brands, Inc.	55,218	8,320,800
Advent Technologies Holdings, Inc. Class A (a)(b)	74,346	60,971
Allied Motion Technologies, Inc.	23,369	792,910
American Superconductor Corp. (a)	50,882	238,637
AMETEK, Inc.	395,612	57,391,433
Amprius Technologies, Inc. (a)	22,030	167,648
Array Technologies, Inc. (a)	239,552	5,310,868
Atkore, Inc. (a)	67,901	7,928,800
Ault Alliance, Inc. (a)(b)	1,731	19,283
Babcock & Wilcox Enterprises, Inc. (a)	127,558	612,278
Beam Global (a)(b)	12,935	153,668
Blink Charging Co. (a)(b)	80,971	544,935
Bloom Energy Corp. Class A (a)(b)	308,087	4,226,954
Broadwind, Inc. (a)	37,581	140,929
Capstone Turbine Corp. (a)(b)	19,527	22,456
ChargePoint Holdings, Inc. Class A (a)(b)	453,103	4,381,506
Dragonfly Energy Holdings Corp. (a)(b)	14,016	37,002
Eaton Corp. PLC	685,987	120,665,113
Emerson Electric Co.	985,493	76,553,096
Encore Wire Corp. (b)	31,727	5,192,758
Energous Corp. (a)(b)	167,184	50,138
Energy Focus, Inc. (a)(b)	1,128	472
Energy Vault Holdings, Inc. Class A (a)(b)	124,507	261,465
EnerSys	70,407	6,848,489
Enovix Corp. (a)(b)	188,861	2,506,185
Eos Energy Enterprises, Inc. (a)(b)	126,152	278,796
Espey Manufacturing & Electronics Corp.	1,421	24,015
ESS Tech, Inc. Class A (a)(b)	94,690	108,894
Expion360, Inc. (a)(b)	4,549	20,789
Fluence Energy, Inc. (a)(b)	64,898	1,609,470
Flux Power Holdings, Inc. (a)	13,273	45,792
FTC Solar, Inc. (a)(b)	58,253	160,778
FuelCell Energy, Inc. (a)(b)	696,895	1,477,417
Generac Holdings, Inc. (a)	109,325	11,907,679
GrafTech International Ltd.	331,218	1,420,925
Heliogen, Inc. (a)	185,139	45,396
Hubbell, Inc. Class B	92,371	26,091,113
Ideal Power, Inc. (a)(b)	8,368	92,048
KULR Technology Group, Inc. (a)(b)	109,220	73,177
LSI Industries, Inc.	47,574	553,286
NeoVolta, Inc. (a)	48,745	144,773
Nextracker, Inc. Class A (b)	46,085	1,762,751
NuScale Power Corp. (a)(b)	37,885	284,138
Nuvve Holding Corp. (a)(b)	20,830	10,832
nVent Electric PLC	288,666	12,522,331
Ocean Power Technologies, Inc. (a)(b)	72,330	37,612
Orion Energy Systems, Inc. (a)	45,571	67,217
Pineapple Energy, Inc. (a)	760	1,003
Pineapple Energy, Inc. rights (a)(c)	760	0
Pioneer Power Solutions, Inc. (a)(b)	8,248	45,282
Plug Power, Inc. (a)(b)	896,885	7,462,083
Polar Power, Inc. (a)(b)	7,081	9,559
Powell Industries, Inc.	15,265	877,738
Preformed Line Products Co.	5,302	814,970
Regal Rexnord Corp.	113,948	14,800,706
Rockwell Automation, Inc.	197,528	55,031,301
Sensata Technologies, Inc. PLC	263,438	10,937,946
SES AI Corp. Class A (a)(b)	236,857	357,654
Shoals Technologies Group, Inc. (a)	275,404	6,469,240
SKYX Platforms Corp. (a)(b)	66,949	210,889
Stem, Inc. (a)(b)	248,314	1,370,693
SunPower Corp. (a)(b)	149,784	1,587,710
Sunrun, Inc. (a)(b)	365,010	6,438,776
Sunworks, Inc. (a)(b)	69,800	97,720
Thermon Group Holdings, Inc. (a)	56,882	1,304,873
TPI Composites, Inc. (a)(b)	72,173	769,364
Ultralife Corp. (a)	35,865	150,992
Vertiv Holdings Co.	520,523	10,046,094
Vicor Corp. (a)	38,324	2,121,233
Westwater Resources, Inc. (a)	65,954	55,764
		482,410,711
Ground Transportation - 1.0%
ArcBest Corp.	41,370	3,465,979
Avis Budget Group, Inc. (a)	42,744	7,172,016
Bird Global, Inc. Class A (a)(b)	10,947	22,222
Covenant Transport Group, Inc. Class A	14,474	552,473
CSX Corp.	3,623,681	111,138,296
Daseke, Inc. (a)	103,395	620,370
FTAI Infrastructure LLC	165,689	538,489
Getaround, Inc. (a)(b)	100,708	54,282
Heartland Express, Inc.	81,030	1,264,068
Hertz Global Holdings, Inc. (a)	275,848	4,325,297
J.B. Hunt Transport Services, Inc.	143,131	23,898,583
Knight-Swift Transportation Holdings, Inc. Class A	278,340	15,305,917
Landstar System, Inc.	62,261	10,919,334
Lyft, Inc. (a)	559,340	5,045,247
Marten Transport Ltd.	102,571	2,169,377
Micromobility.Com, Inc. (a)(b)	6,377	2,181
Norfolk Southern Corp.	392,751	81,762,903
Old Dominion Freight Lines, Inc.	155,967	48,418,395
P.A.M. Transportation Services, Inc. (a)	10,708	280,121
Patriot Transportation Holding, Inc. (a)	903	7,820
RXO, Inc. (a)	201,536	4,206,056
Ryder System, Inc.	86,618	6,828,097
Saia, Inc. (a)	45,697	12,985,260
Schneider National, Inc. Class B	63,348	1,641,980
TuSimple Holdings, Inc. (a)	227,742	460,039
U-Haul Holding Co. (b)	18,818	993,026
U-Haul Holding Co. (non-vtg.)	149,933	6,940,399
U.S. Xpress Enterprises, Inc. (a)	54,417	330,855
Uber Technologies, Inc. (a)	3,437,866	130,398,257
Union Pacific Corp.	1,054,535	203,019,078
Universal Logistics Holdings, Inc.	13,605	361,213
Werner Enterprises, Inc.	100,878	4,430,562
XPO, Inc. (a)	198,931	9,335,832
Yellow Corp. (a)(b)	54,966	69,807
		698,963,831
Industrial Conglomerates - 0.7%
3M Co.	947,777	88,437,072
General Electric Co.	1,878,125	190,686,031
Honeywell International, Inc.	1,152,012	220,725,499
		499,848,602
Machinery - 1.8%
3D Systems Corp. (a)	224,826	1,843,573
AGCO Corp.	106,518	11,746,805
AgEagle Aerial Systems, Inc. (a)(b)	92,813	33,877
Agrify Corp. (a)(b)	2,902	523
Alamo Group, Inc.	17,591	2,928,198
Albany International Corp. Class A	54,114	4,595,361
Allison Transmission Holdings, Inc.	158,556	7,499,699
Astec Industries, Inc.	40,141	1,479,597
Barnes Group, Inc.	85,914	3,380,716
Berkshire Grey, Inc. Class A (a)(b)	98,518	136,940
Blue Bird Corp. (a)	30,138	764,300
Caterpillar, Inc.	896,898	184,536,764
Chart Industries, Inc. (a)	73,348	8,048,476
CIRCOR International, Inc. (a)	34,985	1,013,865
Columbus McKinnon Corp. (NY Shares)	49,058	1,789,636
Commercial Vehicle Group, Inc. (a)	49,365	484,271
Crane Co.	82,464	5,991,834
Crane Nxt Co.	82,043	4,317,923
Cummins, Inc.	243,655	49,805,519
Deere & Co.	466,063	161,248,477
Desktop Metal, Inc. (a)(b)	417,635	776,801
Donaldson Co., Inc.	211,243	12,364,053
Douglas Dynamics, Inc.	40,666	1,149,221
Dover Corp.	241,208	32,160,263
Eastern Co. (b)	9,630	156,873
Energy Recovery, Inc. (a)	98,009	2,333,594
Enerpac Tool Group Corp. Class A	99,918	2,539,916
EnPro Industries, Inc.	36,765	3,716,206
ESAB Corp.	89,812	5,273,761
ESCO Technologies, Inc.	44,777	4,029,930
Fathom Digital Manufacturing Corp. (a)(b)	11,044	5,080
Federal Signal Corp.	105,251	5,577,250
Flowserve Corp.	223,467	7,273,851
Fortive Corp.	607,726	39,569,040
Franklin Electric Co., Inc.	66,930	6,087,953
FreightCar America, Inc. (a)	13,689	38,466
Gates Industrial Corp. PLC (a)	214,694	2,516,214
Gencor Industries, Inc. (a)	14,658	206,091
Gorman-Rupp Co.	38,288	916,232
Graco, Inc.	290,618	22,229,371
Graham Corp. (a)	19,661	218,040
Helios Technologies, Inc.	55,284	2,733,794
Hillenbrand, Inc.	119,294	5,722,533
Hillman Solutions Corp. Class A (a)	290,107	2,349,867
Hurco Companies, Inc.	11,524	242,580
Hydrofarm Holdings Group, Inc. (a)(b)	84,346	77,354
Hyliion Holdings Corp. Class A (a)(b)	213,843	350,703
Hyster-Yale Materials Handling, Inc. Class A	18,633	871,279
Hyzon Motors, Inc. Class A (a)(b)	152,523	83,888
IDEX Corp.	129,858	25,862,519
Illinois Tool Works, Inc.	477,928	104,537,191
Ingersoll Rand, Inc.	699,469	39,631,914
ITT, Inc.	142,166	10,827,363
John Bean Technologies Corp.	55,021	5,865,789
Kadant, Inc.	19,807	3,757,784
Kennametal, Inc.	138,362	3,447,981
L.B. Foster Co. Class A (a)	15,915	210,874
Laser Photonics Corp. (b)	8,288	24,367
Lightning eMotors, Inc. (a)(b)	2,171	8,662
Lincoln Electric Holdings, Inc.	99,827	16,936,649
Lindsay Corp.	19,447	2,290,857
LiqTech International, Inc. (a)(b)	4,573	15,548
Luxfer Holdings PLC sponsored	48,395	694,952
Manitex International, Inc. (a)	15,946	72,793
Manitowoc Co., Inc. (a)	64,567	926,536
Markforged Holding Corp. (a)(b)	153,980	137,042
Mayville Engineering Co., Inc. (a)	21,728	252,262
Microvast Holdings, Inc. (a)(b)	314,540	390,030
Middleby Corp. (a)	92,454	12,203,928
Miller Industries, Inc.	19,020	624,997
Mueller Industries, Inc.	97,911	7,270,871
Mueller Water Products, Inc. Class A	270,557	3,706,631
Nikola Corp. (a)(b)	622,068	388,170
NN, Inc. (a)	70,310	123,746
Nordson Corp.	92,488	20,155,910
Nuburu, Inc. (a)(b)	8,552	6,008
Nxu, Inc. (a)(b)	7,685	3,766
Omega Flex, Inc.	5,326	554,809
Oshkosh Corp.	112,352	8,294,948
Otis Worldwide Corp.	714,075	56,776,103
PACCAR, Inc.	900,131	61,911,010
Park-Ohio Holdings Corp.	15,706	247,684
Parker Hannifin Corp.	221,132	70,859,538
Pentair PLC	283,476	15,724,414
Perma-Pipe International Holdings, Inc. (a)	14,037	144,862
Proterra, Inc. Class A (a)(b)	322,266	344,825
Proto Labs, Inc. (a)	47,462	1,459,931
RBC Bearings, Inc. (a)	50,445	10,002,739
REV Group, Inc.	54,109	548,665
Sarcos Technology and Robotics Corp. Class A (a)(b)	136,994	53,441
Shyft Group, Inc. (The)	56,566	1,329,867
Snap-On, Inc.	91,515	22,774,423
SPX Technologies, Inc. (a)	78,460	5,991,206
Standex International Corp.	20,974	2,856,449
Stanley Black & Decker, Inc.	255,372	19,145,239
Symbotic, Inc. (a)(b)	25,792	850,620
Taylor Devices, Inc. (a)	1,173	21,818
Tennant Co.	31,897	2,331,671
Terex Corp.	116,482	5,401,270
The Greenbrier Companies, Inc.	56,558	1,536,681
The L.S. Starrett Co. Class A (a)	13,475	148,225
Timken Co.	115,094	8,234,976
Titan International, Inc. (a)	85,722	847,791
Toro Co.	180,575	17,665,652
Trinity Industries, Inc.	138,585	2,931,073
Twin Disc, Inc. (a)	13,536	152,145
Urban-Gro, Inc. (a)(b)	10,932	13,446
Velo3D, Inc. (a)(b)	107,482	207,440
Wabash National Corp.	82,703	1,939,385
Watts Water Technologies, Inc. Class A	46,969	7,442,238
Westinghouse Air Brake Tech Co.	313,045	28,997,358
Xos, Inc. Class A (a)(b)	75,804	31,686
Xylem, Inc.	411,147	41,196,929
		1,272,562,255
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	17,210	676,009
Genco Shipping & Trading Ltd.	65,075	807,581
Kirby Corp. (a)	103,460	7,403,598
Matson, Inc.	65,088	4,447,463
Pangaea Logistics Solutions Ltd.	62,794	360,438
		13,695,089
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	221,320	9,943,908
Allegiant Travel Co. (a)	27,369	2,668,204
American Airlines Group, Inc. (a)	1,119,540	16,546,801
Blade Air Mobility, Inc. (a)(b)	82,254	265,680
Delta Air Lines, Inc. (a)	1,105,547	40,164,523
Frontier Group Holdings, Inc. (a)	61,663	507,486
Hawaiian Holdings, Inc. (a)	88,296	707,251
JetBlue Airways Corp. (a)	557,361	3,806,776
Joby Aviation, Inc. (a)(b)	581,301	3,266,912
Mesa Air Group, Inc. (a)	68,627	112,548
SkyWest, Inc. (a)	87,662	2,621,970
Southwest Airlines Co.	1,026,892	30,673,264
Spirit Airlines, Inc.	188,338	2,864,621
Sun Country Airlines Holdings, Inc. (a)	57,252	1,076,338
United Airlines Holdings, Inc. (a)	563,311	26,737,557
Wheels Up Experience, Inc. Class A (a)	304,396	88,062
		142,051,901
Professional Services - 1.1%
Alight, Inc. Class A (a)	549,475	4,648,559
ASGN, Inc. (a)	85,897	5,620,241
Asure Software, Inc. (a)	33,293	393,190
Automatic Data Processing, Inc.	714,116	149,243,103
Barrett Business Services, Inc.	11,823	993,132
BGSF, Inc.	14,883	137,370
BlackSky Technology, Inc. Class A (a)(b)	120,376	164,915
Booz Allen Hamilton Holding Corp. Class A	228,068	22,939,079
Broadridge Financial Solutions, Inc.	202,795	29,754,082
CACI International, Inc. Class A (a)	40,824	12,215,357
CBIZ, Inc. (a)	86,061	4,339,196
Ceridian HCM Holding, Inc. (a)	265,528	16,422,907
Clarivate Analytics PLC (a)	756,790	5,902,962
Concentrix Corp.	74,201	6,507,428
Conduent, Inc. (a)	280,791	850,797
CoStar Group, Inc. (a)	700,228	55,598,103
CRA International, Inc.	12,291	1,139,007
CSG Systems International, Inc.	54,734	2,626,137
DLH Holdings Corp. (a)	18,283	193,068
Dun & Bradstreet Holdings, Inc.	376,584	3,765,840
Equifax, Inc.	210,945	44,007,346
Exela Technologies, Inc. (a)(b)	570	2,936
ExlService Holdings, Inc. (a)	57,293	8,647,805
Exponent, Inc.	87,262	7,968,766
First Advantage Corp. (a)	97,702	1,319,954
FiscalNote Holdings, Inc. Class A (a)(b)	121,332	258,437
Forrester Research, Inc. (a)	18,246	523,660
Franklin Covey Co. (a)	19,917	735,336
FTI Consulting, Inc. (a)	59,320	11,152,753
Gee Group, Inc. (a)	144,333	70,290
Genpact Ltd.	291,439	10,719,126
Heidrick & Struggles International, Inc.	34,771	843,197
Hirequest, Inc.	8,245	191,614
HireRight Holdings Corp. (a)(b)	32,565	333,140
Hudson Global, Inc. (a)	3,194	61,996
Huron Consulting Group, Inc. (a)	34,598	2,812,125
ICF International, Inc.	28,953	3,242,446
Innodata, Inc. (a)	41,455	419,939
Insperity, Inc.	61,193	6,775,289
Jacobs Solutions, Inc.	218,391	23,935,654
KBR, Inc.	236,754	13,973,221
Kelly Services, Inc. Class A (non-vtg.)	59,921	1,047,419
Kforce, Inc.	32,992	1,900,009
Korn Ferry	91,717	4,310,699
LegalZoom.com, Inc. (a)	161,115	1,802,877
Leidos Holdings, Inc.	235,179	18,358,073
Manpower, Inc.	86,731	6,085,914
Mastech Digital, Inc. (a)	3,834	40,985
Maximus, Inc.	104,805	8,485,013
MISTRAS Group, Inc. (a)	30,726	215,697
NV5 Global, Inc. (a)	21,089	1,911,085
Paychex, Inc.	552,144	57,936,470
Paycom Software, Inc.	83,186	23,302,894
Paycor HCM, Inc. (a)(b)	83,830	1,843,422
Paylocity Holding Corp. (a)	71,024	12,269,396
Planet Labs PBC Class A (a)(b)	330,692	1,517,876
Professional Diversity Network, Inc. (a)(b)	6,283	24,001
RCM Technologies, Inc. (a)	11,207	181,665
Red Violet, Inc. (a)	17,446	344,035
Resources Connection, Inc.	53,775	821,682
Robert Half International, Inc.	185,407	12,055,163
Science Applications International Corp.	95,187	9,264,551
ShiftPixy, Inc. (a)	351	720
Skillsoft Corp. (a)	150,972	234,007
Spire Global, Inc. (a)(b)	194,667	144,268
SS&C Technologies Holdings, Inc.	378,306	20,791,698
StarTek, Inc. (a)	9,620	27,898
Sterling Check Corp. (a)(b)	39,375	532,744
TaskUs, Inc. (a)(b)	45,878	497,776
TransUnion Holding Co., Inc.	332,136	23,907,149
TriNet Group, Inc. (a)	63,674	5,658,708
TrueBlue, Inc. (a)	57,204	946,154
Ttec Holdings, Inc.	33,238	1,054,309
Upwork, Inc. (a)	206,146	1,690,397
Verisk Analytics, Inc.	269,552	59,061,539
Verra Mobility Corp. (a)	242,933	4,282,909
Willdan Group, Inc. (a)	19,268	321,005
		744,319,710
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	177,299	6,740,908
Alta Equipment Group, Inc.	41,687	567,360
Applied Industrial Technologies, Inc.	66,683	8,199,342
Beacon Roofing Supply, Inc. (a)	88,468	5,656,644
BlueLinx Corp. (a)	15,563	1,279,590
Boise Cascade Co.	67,651	4,858,695
Core & Main, Inc. (a)(b)	128,974	3,448,765
Custom Truck One Source, Inc. Class A (a)	107,248	690,677
Distribution Solutions Group I (a)	9,258	417,073
DXP Enterprises, Inc. (a)	30,426	972,719
EVI Industries, Inc. (a)	9,120	175,834
Fastenal Co.	983,842	52,979,892
Ferguson PLC	356,102	51,602,741
FTAI Aviation Ltd.	172,219	4,830,743
GATX Corp.	60,399	7,182,045
Global Industrial Co.	28,032	697,436
GMS, Inc. (a)	71,061	4,500,293
H&E Equipment Services, Inc.	59,029	2,122,683
Herc Holdings, Inc.	42,706	4,331,243
Hudson Technologies, Inc. (a)	64,307	562,043
Igc Pharma, Inc. (a)(b)	57,861	16,780
Karat Packaging, Inc.	8,531	135,984
McGrath RentCorp.	42,032	3,732,862
Mega Matrix Corp. (a)	12,120	18,059
MRC Global, Inc. (a)	148,088	1,286,885
MSC Industrial Direct Co., Inc. Class A	81,883	7,362,919
NOW, Inc. (a)	193,318	1,718,597
Rush Enterprises, Inc.:
Class A	84,056	4,393,607
Class B	1,366	79,488
SiteOne Landscape Supply, Inc. (a)(b)	77,667	10,709,503
Titan Machinery, Inc. (a)	34,510	871,378
Transcat, Inc. (a)	13,138	1,110,555
Triton International Ltd.	101,026	8,348,789
United Rentals, Inc.	119,547	39,903,593
Univar Solutions, Inc. (a)	280,329	9,985,319
Veritiv Corp.	23,272	2,457,290
W.W. Grainger, Inc.	77,513	50,307,487
Watsco, Inc. (b)	57,299	18,586,077
WESCO International, Inc.	77,054	10,585,679
Willis Lease Finance Corp. (a)	5,069	196,931
Xometry, Inc. (a)(b)	51,200	936,960
		334,561,468
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)	3,404	17,701
TOTAL INDUSTRIALS		6,690,448,091
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 0.9%
ADTRAN Holdings, Inc.	125,399	1,117,305
Airspan Networks Holdings, Inc. (a)(b)	38,468	9,086
Applied Optoelectronics, Inc. (a)(b)	46,759	103,805
Arista Networks, Inc. (a)	426,794	70,992,914
Aviat Networks, Inc. (a)	17,621	539,555
BK Technologies Corp.	1,331	17,503
CalAmp Corp. (a)	55,099	96,974
Calix, Inc. (a)	97,806	4,558,738
Cambium Networks Corp. (a)	19,057	298,814
Casa Systems, Inc. (a)(b)	51,702	54,287
Ciena Corp. (a)	255,137	11,925,103
Cisco Systems, Inc.	7,079,501	351,638,815
Clearfield, Inc. (a)(b)	22,402	876,142
ClearOne, Inc. (a)	23,778	54,214
CommScope Holding Co., Inc. (a)	357,422	1,486,876
COMSovereign Holding Corp. (a)(b)	749	1,206
Comtech Telecommunications Corp.	51,353	589,532
Digi International, Inc. (a)	62,132	2,233,645
DZS, Inc. (a)(b)	29,592	177,256
EMCORE Corp. (a)	52,233	38,966
Extreme Networks, Inc. (a)	223,960	4,613,576
F5, Inc. (a)	103,319	15,247,818
Franklin Wireless Corp. (a)	2,616	9,182
Genasys, Inc. (a)	69,050	178,840
Harmonic, Inc. (a)	194,100	3,418,101
Infinera Corp. (a)(b)	339,952	1,665,765
Inseego Corp. (a)(b)	125,101	133,858
Juniper Networks, Inc.	558,519	16,962,222
KVH Industries, Inc. (a)	21,024	187,955
Lantronix, Inc. (a)	49,310	218,443
Lumentum Holdings, Inc. (a)	119,696	6,331,918
Motorola Solutions, Inc.	288,287	81,273,871
NETGEAR, Inc. (a)	49,273	691,300
NetScout Systems, Inc. (a)	116,474	3,554,786
Network-1 Security Solutions, Inc.	15,146	33,321
Ondas Holdings, Inc. (a)(b)	57,259	49,661
Optical Cable Corp. (a)	398	1,588
PCTEL, Inc.	20,765	99,257
Ribbon Communications, Inc. (a)	159,339	442,962
Tessco Technologies, Inc. (a)	10,550	93,579
Ubiquiti, Inc.	7,248	1,182,511
ViaSat, Inc. (a)	131,675	5,874,022
Viavi Solutions, Inc. (a)	388,379	3,821,649
Vislink Technologies, Inc. (a)(b)	3,268	18,693
		592,915,614
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)(b)	36,724	319,866
Advanced Energy Industries, Inc.	64,018	6,283,367
Aeva Technologies, Inc. (a)	163,649	196,379
AEye, Inc. Class A (a)(b)	192,732	39,260
Airgain, Inc. (a)	15,261	86,225
Akoustis Technologies, Inc. (a)(b)	122,642	387,549
Alpine 4 Holdings, Inc. (a)(b)	35,149	92,442
Amphenol Corp. Class A	1,025,977	77,409,965
Arlo Technologies, Inc. (a)	153,156	1,481,019
Arrow Electronics, Inc. (a)	100,265	12,697,560
Astrotech Corp. (a)(b)	7,758	89,217
Avnet, Inc.	157,449	6,902,564
Badger Meter, Inc.	50,685	6,987,941
Bel Fuse, Inc. Class B (non-vtg.)	20,685	1,017,495
Belden, Inc.	73,245	6,408,205
Benchmark Electronics, Inc.	58,759	1,387,300
CDW Corp.	233,484	40,086,868
Cepton, Inc. (a)(b)	52,479	23,600
ClearSign Combustion Corp. (a)(b)	41,576	63,611
Climb Global Solutions, Inc.	6,837	320,997
Coda Octopus Group, Inc. (a)(b)	5,872	61,480
Cognex Corp.	299,329	16,451,122
Coherent Corp. (a)	242,094	8,947,794
Corning, Inc.	1,313,667	40,474,080
CPS Technologies Corp. (a)	12,397	36,571
CTS Corp.	54,664	2,496,505
Daktronics, Inc. (a)	71,423	449,251
Digital Ally, Inc. (a)(b)	3,677	13,642
eMagin Corp. (a)(b)	124,588	247,930
ePlus, Inc. (a)	46,455	2,294,412
Evolv Technologies Holdings, Inc. (a)	121,836	726,143
Fabrinet (a)	63,597	7,200,452
FARO Technologies, Inc. (a)	32,882	496,189
Focus Universal, Inc. (b)	45,621	76,187
Frequency Electronics, Inc.	1,929	12,635
Identiv, Inc. (a)	35,097	255,155
Insight Enterprises, Inc. (a)	52,440	7,090,937
IPG Photonics Corp. (a)	55,566	6,138,376
Iteris, Inc. (a)	71,414	327,790
Itron, Inc. (a)	79,038	5,353,244
Jabil, Inc.	229,806	20,572,233
KEY Tronic Corp. (a)	6,355	34,635
Keysight Technologies, Inc. (a)	307,396	49,736,673
Kimball Electronics, Inc. (a)	42,796	1,061,341
Knowles Corp. (a)	159,348	2,865,077
LGL Group, Inc. (a)	914	4,305
LightPath Technologies, Inc. Class A (a)	29,403	42,046
Lightwave Logic, Inc. (a)(b)	198,414	1,470,248
Littelfuse, Inc.	42,953	10,997,686
Luna Innovations, Inc. (a)(b)	56,347	519,519
M-Tron Industries, Inc. (a)	457	5,933
Methode Electronics, Inc. Class A	62,108	2,673,749
MicroVision, Inc. (a)(b)	295,253	1,384,737
Mirion Technologies, Inc. Class A (a)(b)	212,169	1,678,257
Napco Security Technologies, Inc.	51,072	1,899,368
National Instruments Corp.	224,849	12,996,272
Neonode, Inc. (a)(b)	16,275	132,153
nLIGHT, Inc. (a)	83,285	1,204,301
Novanta, Inc. (a)	61,807	10,235,239
OSI Systems, Inc. (a)	27,007	3,214,103
Ouster, Inc. (a)(b)	44,391	302,303
Par Technology Corp. (a)(b)	46,117	1,594,265
PC Connection, Inc.	19,804	890,586
Plexus Corp. (a)	48,473	4,395,532
Powerfleet, Inc. (a)	59,046	184,814
Presto Automation, Inc. (a)	26,361	71,702
Red Cat Holdings, Inc. (a)(b)	36,475	33,557
Research Frontiers, Inc. (a)(b)	31,238	54,354
RF Industries Ltd. (a)	7,617	33,819
Richardson Electronics Ltd.	19,323	320,569
Rogers Corp. (a)	32,854	5,173,519
Sanmina Corp. (a)	101,667	5,392,418
ScanSource, Inc. (a)	44,394	1,276,771
Sigmatron International, Inc. (a)(b)	7,949	26,311
Smartrent, Inc. (a)(b)	208,150	749,340
Sobr Safe, Inc. (a)(b)	17,367	28,829
Sono-Tek Corp. (a)	20,858	114,510
TD SYNNEX Corp.	72,050	6,439,829
TE Connectivity Ltd.	544,675	66,711,794
Teledyne Technologies, Inc. (a)	81,071	31,508,244
Tingo Group, Inc. (a)(b)	244,146	693,375
Trimble, Inc. (a)	425,952	19,879,180
TTM Technologies, Inc. (a)	174,433	2,389,732
Vishay Intertechnology, Inc.	225,309	5,808,466
Vishay Precision Group, Inc. (a)	20,987	732,866
Vontier Corp.	273,301	8,100,642
Wireless Telecom Group, Inc. (a)	20,411	42,251
Wrap Technologies, Inc. (a)(b)	42,925	45,930
Zebra Technologies Corp. Class A (a)	89,027	23,375,819
		570,530,527
IT Services - 1.4%
Accenture PLC Class A	1,085,328	332,023,542
AgileThought, Inc. Class A (a)	52,890	39,668
Akamai Technologies, Inc. (a)	270,765	24,942,872
Backblaze, Inc. Class A (a)	23,297	97,614
BigCommerce Holdings, Inc. (a)	109,203	870,348
Brightcove, Inc. (a)	67,314	281,373
Ciso Global, Inc. (a)(b)	67,013	11,506
Cloudflare, Inc. (a)	493,800	34,151,208
Cognizant Technology Solutions Corp. Class A	877,767	54,851,660
Computer Task Group, Inc. (a)	14,035	97,824
Crexendo, Inc.	4,063	6,623
CSP, Inc.	2,607	32,118
CXApp, Inc. Class C	412	4,561
Cyxtera Technologies, Inc. Class A (a)(b)	95,630	15,492
DecisionPoint Systems, Inc. (a)	6,942	29,698
Digitalocean Holdings, Inc. (a)(b)	106,778	4,180,359
DXC Technology Co. (a)	394,250	9,868,078
Edgio, Inc. (a)	224,073	115,442
EPAM Systems, Inc. (a)	99,100	25,431,042
Fastly, Inc. Class A (a)	194,747	3,170,481
Gartner, Inc. (a)	136,183	46,691,703
GoDaddy, Inc. (a)	266,244	19,536,985
Grid Dynamics Holdings, Inc. (a)	90,154	865,478
Hackett Group, Inc.	43,271	839,025
IBM Corp.	1,557,823	200,320,460
Information Services Group, Inc.	51,969	265,042
Inpixon (a)(b)	1,194	239
Kyndryl Holdings, Inc. (a)	355,327	4,462,907
MongoDB, Inc. Class A (a)	119,285	35,044,740
Okta, Inc. (a)	263,303	23,934,243
OMNIQ Corp. (a)(b)	2,813	14,234
Perficient, Inc. (a)	60,426	4,620,776
PFSweb, Inc. (a)	26,610	114,955
Rackspace Technology, Inc. (a)(b)	101,318	158,056
Snowflake, Inc. (a)	493,498	81,604,829
Squarespace, Inc. Class A (a)	71,583	2,103,824
The Glimpse Group, Inc. (a)(b)	15,898	78,536
Thoughtworks Holding, Inc. (a)	126,428	1,041,767
Tucows, Inc. (a)(b)	17,083	531,281
Twilio, Inc. Class A (a)	300,888	20,947,823
Unisys Corp. (a)	110,846	435,625
VeriSign, Inc. (a)	157,555	35,185,183
WaveDancer, Inc. (a)(b)	11,443	4,234
WidePoint Corp. (a)	10,560	18,058
		969,041,512
Semiconductors & Semiconductor Equipment - 6.6%
ACM Research, Inc. (a)	68,976	697,347
Advanced Micro Devices, Inc. (a)	2,778,836	328,486,204
AEHR Test Systems (a)(b)	43,483	1,435,809
Allegro MicroSystems LLC (a)	112,537	4,426,080
Alpha & Omega Semiconductor Ltd. (a)	37,894	1,049,285
Ambarella, Inc. (a)	63,896	4,620,959
Amkor Technology, Inc.	172,547	4,275,715
Amtech Systems, Inc. (a)	21,399	190,451
Analog Devices, Inc.	873,436	155,200,843
Applied Materials, Inc.	1,452,753	193,651,975
Atomera, Inc. (a)(b)	43,547	399,761
Axcelis Technologies, Inc. (a)	56,481	8,898,582
AXT, Inc. (a)	69,951	238,533
Broadcom, Inc.	720,099	581,811,188
CEVA, Inc. (a)	39,602	990,842
Cirrus Logic, Inc. (a)	95,715	7,435,141
Cohu, Inc. (a)	82,545	3,164,775
Credo Technology Group Holding Ltd. (a)	155,166	2,082,328
CVD Equipment Corp. (a)	17,135	111,549
Diodes, Inc. (a)	77,788	6,988,474
Enphase Energy, Inc. (a)	234,355	40,749,647
Entegris, Inc.	256,911	27,039,883
Everspin Technologies, Inc. (a)	24,847	213,187
First Solar, Inc. (a)	170,638	34,632,688
FormFactor, Inc. (a)	131,882	4,126,588
GSI Technology, Inc. (a)	31,934	184,898
Ichor Holdings Ltd. (a)	50,704	1,536,331
Impinj, Inc. (a)	36,703	3,756,185
indie Semiconductor, Inc. (a)(b)	121,980	1,158,810
Intel Corp.	7,130,625	224,186,850
Intest Corp. (a)	17,639	363,363
KLA Corp.	238,590	105,692,984
Kopin Corp. (a)	168,752	366,192
Kulicke & Soffa Industries, Inc. (b)	98,153	5,190,331
Lam Research Corp.	232,532	143,402,484
Lattice Semiconductor Corp. (a)	236,495	19,229,408
MACOM Technology Solutions Holdings, Inc. (a)	88,763	5,310,690
Marvell Technology, Inc.	1,471,171	86,048,792
MaxLinear, Inc. Class A (a)	124,081	3,624,406
Meta Materials, Inc. (a)(b)	552,168	115,955
Microchip Technology, Inc.	944,211	71,061,320
Micron Technology, Inc.	1,880,893	128,276,903
MKS Instruments, Inc.	99,277	9,660,645
Monolithic Power Systems, Inc.	77,238	37,839,669
Navitas Semiconductor Corp. (a)(b)	131,697	1,126,009
NVE Corp.	8,223	734,890
NVIDIA Corp.	4,239,744	1,604,064,745
NXP Semiconductors NV	446,734	80,010,059
onsemi (a)	744,721	62,258,676
Onto Innovation, Inc. (a)	85,614	9,190,663
PDF Solutions, Inc. (a)	49,961	2,110,852
Peraso, Inc. (a)(b)	10,535	10,290
Photronics, Inc. (a)	106,745	2,266,196
Pixelworks, Inc. (a)	76,064	134,633
Power Integrations, Inc.	98,331	8,495,798
Qorvo, Inc. (a)	171,924	16,721,328
Qualcomm, Inc.	1,921,459	217,912,665
QuickLogic Corp. (a)(b)	18,425	110,458
Rambus, Inc. (a)	185,112	11,839,764
Rigetti Computing, Inc. Class A (a)(b)	126,829	119,067
Semtech Corp. (a)	109,652	2,383,834
Silicon Laboratories, Inc. (a)	54,807	7,709,701
SiTime Corp. (a)	27,581	2,735,208
SkyWater Technology, Inc. (a)(b)	15,689	160,812
Skyworks Solutions, Inc.	274,293	28,392,068
SMART Global Holdings, Inc. (a)	86,509	1,953,373
SolarEdge Technologies, Inc. (a)	96,229	27,408,906
Synaptics, Inc. (a)	68,626	5,904,581
Teradyne, Inc.	268,145	26,865,448
Texas Instruments, Inc.	1,561,068	271,438,504
Transphorm, Inc. (a)	41,271	162,195
Ultra Clean Holdings, Inc. (a)	77,860	2,669,041
Universal Display Corp.	74,657	10,999,216
Veeco Instruments, Inc. (a)(b)	89,096	2,174,833
Wolfspeed, Inc. (a)(b)	215,222	10,339,265
		4,678,327,128
Software - 10.3%
8x8, Inc. (a)(b)	217,741	888,383
A10 Networks, Inc.	110,232	1,641,354
ACI Worldwide, Inc. (a)	193,880	4,422,403
Adeia, Inc.	179,679	1,762,651
Adobe, Inc. (a)	788,982	329,628,790
Agilysys, Inc. (a)	34,794	2,586,586
Alarm.com Holdings, Inc. (a)	85,777	4,307,721
Alkami Technology, Inc. (a)	61,592	923,880
Altair Engineering, Inc. Class A (a)	90,734	6,653,524
Alteryx, Inc. Class A (a)	107,333	4,179,547
American Software, Inc. Class A	62,151	791,182
Amplitude, Inc. (a)	94,430	919,748
ANSYS, Inc. (a)	149,987	48,534,293
AppFolio, Inc. (a)	32,800	4,695,320
Appian Corp. Class A (a)(b)	71,341	3,055,535
AppLovin Corp. (a)(b)	212,915	5,325,004
Arteris, Inc. (a)	27,867	193,954
Asana, Inc. (a)(b)	133,523	3,188,529
Aspen Technology, Inc. (a)	50,212	8,230,751
Atlassian Corp. PLC (a)	258,948	46,815,209
AudioEye, Inc. (a)(b)	7,282	44,347
Authid, Inc. (a)	52,473	35,682
Autodesk, Inc. (a)	371,684	74,110,073
AvePoint, Inc. (a)(b)	168,039	1,110,738
Bentley Systems, Inc. Class B	337,874	16,481,494
Bill Holdings, Inc. (a)	165,425	17,134,722
Black Knight, Inc. (a)	269,600	15,577,488
Blackbaud, Inc. (a)	77,113	5,657,010
BlackLine, Inc. (a)	93,299	4,858,079
Blend Labs, Inc. (a)(b)	277,956	274,871
Box, Inc. Class A (a)	246,277	6,937,623
Braze, Inc. (a)(b)	62,245	2,060,932
BSQUARE Corp. (a)	7,885	9,147
BTCS, Inc. (a)	11,578	14,009
BTCS, Inc. Series V (c)	11,578	0
C3.ai, Inc. (a)(b)	149,216	5,970,132
Cadence Design Systems, Inc. (a)	472,388	109,079,113
CCC Intelligent Solutions Holdings, Inc. Class A (a)	180,689	1,976,738
Cerence, Inc. (a)	68,901	1,965,057
Cipher Mining, Inc. (a)(b)	86,576	219,903
Cleanspark, Inc. (a)(b)	128,804	552,569
Clear Secure, Inc. (b)	134,861	3,332,415
Clearwater Analytics Holdings, Inc. (a)(b)	116,426	1,876,787
CommVault Systems, Inc. (a)	76,534	5,333,654
Confluent, Inc. (a)	263,351	8,358,761
Consensus Cloud Solutions, Inc. (a)	29,570	1,077,827
CoreCard Corp. (a)(b)	9,899	238,170
Couchbase, Inc. (a)(b)	41,590	853,427
Crowdstrike Holdings, Inc. (a)	376,636	60,310,723
CS Disco, Inc. (a)	29,508	244,031
Cvent Holding Corp. (a)(b)	111,029	942,636
D-Wave Quantum, Inc. (a)(b)	61,173	77,078
Datadog, Inc. Class A (a)	428,344	40,654,129
DatChat, Inc. (a)	1,409	517
Dave, Inc. (a)(b)	9,953	53,348
Digimarc Corp. (a)(b)	24,080	743,109
Digital Turbine, Inc. (a)	153,573	1,403,657
DocuSign, Inc. (a)	346,243	19,528,105
Dolby Laboratories, Inc. Class A	103,426	8,535,748
Domo, Inc. Class B (a)	55,405	745,197
DoubleVerify Holdings, Inc. (a)	150,991	5,265,056
Dropbox, Inc. Class A (a)	464,262	10,687,311
Dynatrace, Inc. (a)	373,877	19,063,988
E2open Parent Holdings, Inc. (a)(b)	292,971	1,464,855
Ebix, Inc.	41,416	825,007
eGain Communications Corp. (a)	36,168	262,218
Elastic NV (a)	132,687	9,662,267
Embark Technology, Inc. (a)(b)	23,945	66,807
Enfusion, Inc. Class A (a)	22,643	180,238
EngageSmart, Inc. (a)	53,395	1,013,437
Envestnet, Inc. (a)(b)	94,751	4,958,320
Everbridge, Inc. (a)	70,335	1,689,447
EverCommerce, Inc. (a)(b)	51,029	606,225
Expensify, Inc. (a)	73,559	509,028
Fair Isaac Corp. (a)	43,310	34,113,988
Five9, Inc. (a)	120,541	7,968,966
ForgeRock, Inc. (a)	64,766	1,303,740
Fortinet, Inc. (a)	1,117,991	76,392,325
Foxo Technologies, Inc. Class A (a)	47,700	17,411
Freshworks, Inc. (a)	275,610	4,343,614
Gen Digital, Inc.	979,174	17,174,712
GitLab, Inc. (a)(b)	107,988	3,991,236
Greenidge Generation Holdings, Inc. (a)(b)	1,271	3,000
GSE Systems, Inc. (a)	274	115
Guidewire Software, Inc. (a)	141,060	11,705,159
HashiCorp, Inc. (a)	141,098	4,845,305
HubSpot, Inc. (a)	83,792	43,403,418
Informatica, Inc. (a)	70,091	1,237,807
Instructure Holdings, Inc. (a)(b)	29,511	724,790
Intapp, Inc. (a)	37,231	1,573,754
Intellicheck, Inc. (a)(b)	21,753	51,120
InterDigital, Inc.	46,619	3,871,242
Intrusion, Inc. (a)(b)	19,226	29,993
Intuit, Inc.	484,198	202,937,066
Inuvo, Inc. (a)(b)	121,663	31,596
IronNet, Inc. Class A (a)(b)	100,061	22,564
Issuer Direct Corp. (a)	1,431	28,091
Jamf Holding Corp. (a)	78,710	1,446,690
Kaltura, Inc. (a)	120,179	205,506
Latch, Inc. (a)	154,028	154,028
LivePerson, Inc. (a)	116,570	428,978
Liveramp Holdings, Inc. (a)	113,355	2,759,061
Livevox Holdings, Inc. (a)	31,761	87,660
Manhattan Associates, Inc. (a)	107,605	19,521,699
Marathon Digital Holdings, Inc. (a)(b)	190,162	1,861,686
Marin Software, Inc. (a)(b)	17,179	12,180
Matterport, Inc. (a)(b)	395,278	1,173,976
MeridianLink, Inc. (a)(b)	35,043	683,339
Microsoft Corp.	12,829,155	4,212,966,210
MicroStrategy, Inc. Class A (a)(b)	16,569	4,997,707
Mitek Systems, Inc. (a)	78,096	813,760
Model N, Inc. (a)	59,979	1,914,530
Momentive Global, Inc. (a)	217,446	2,054,865
N-able, Inc. (a)	116,706	1,657,225
nCino, Inc. (a)(b)	132,298	3,636,872
NCR Corp. (a)	236,924	5,615,099
NetSol Technologies, Inc. (a)	11,760	26,107
New Relic, Inc. (a)	101,289	7,135,810
Nextnav, Inc. (a)(b)	28,910	74,588
Nutanix, Inc. Class A (a)	397,446	11,772,351
Oblong, Inc. (a)	1,050	1,764
Olo, Inc. (a)(b)	184,021	1,266,064
ON24, Inc.	74,525	595,455
Onespan, Inc. (a)	60,732	919,482
Oracle Corp.	2,648,119	280,541,727
Pagerduty, Inc. (a)	141,393	3,847,304
Palantir Technologies, Inc. (a)(b)	3,037,742	44,685,185
Palo Alto Networks, Inc. (a)	521,209	111,220,789
Park City Group, Inc. (b)	13,889	111,529
Pegasystems, Inc.	70,044	3,387,328
Phunware, Inc. (a)(b)	166,087	98,324
Porch Group, Inc. Class A (a)(b)	153,179	215,982
PowerSchool Holdings, Inc. (a)	69,949	1,324,834
Procore Technologies, Inc. (a)(b)	119,215	7,208,931
Progress Software Corp.	75,339	4,520,340
PROS Holdings, Inc. (a)	73,353	2,224,063
PTC, Inc. (a)	183,243	24,627,859
Q2 Holdings, Inc. (a)	100,757	2,934,044
Qualtrics International, Inc. (a)	191,983	3,471,053
Qualys, Inc. (a)	59,628	7,528,631
Quantum Computing, Inc. (a)(b)	39,536	46,257
Rapid7, Inc. (a)	101,626	4,849,593
Rekor Systems, Inc. (a)(b)	83,515	138,635
Remark Holdings, Inc. (a)(b)	13,932	16,858
Rimini Street, Inc. (a)	85,187	391,860
RingCentral, Inc. (a)	134,809	4,677,872
Riot Platforms, Inc. (a)(b)	288,119	3,457,428
Roper Technologies, Inc.	182,620	82,949,656
Salesforce, Inc. (a)	1,723,406	384,974,432
Samsara, Inc. (a)(b)	195,557	3,764,472
SeaChange International, Inc. (a)	2,052	16,929
SecureWorks Corp. (a)	18,591	150,029
Semrush Holdings, Inc. (a)	60,004	456,630
SentinelOne, Inc. (a)	375,986	8,038,581
ServiceNow, Inc. (a)	349,876	190,605,447
Sigma Additive Solutions, Inc. (a)(b)	24,802	9,011
Smartsheet, Inc. (a)	226,895	11,249,454
Smith Micro Software, Inc. (a)(b)	72,155	87,308
SolarWinds, Inc. (a)	82,614	768,310
Soluna Holdings, Inc. (a)(b)	9,510	1,569
SoundHound AI, Inc. (a)(b)	200,205	610,625
SoundThinking, Inc. (a)	15,062	383,930
Splunk, Inc. (a)	259,090	25,725,046
Sprinklr, Inc. (a)	108,355	1,441,122
Sprout Social, Inc. (a)	81,016	3,508,803
SPS Commerce, Inc. (a)	62,142	9,681,724
Stronghold Digital Mining, Inc. Class A (a)(b)	4,987	31,219
Synchronoss Technologies, Inc. (a)	125,684	120,657
Synopsys, Inc. (a)	262,505	119,429,275
Telos Corp. (a)	87,648	281,350
Tenable Holdings, Inc. (a)	195,578	8,016,742
Teradata Corp. (a)	175,925	8,243,846
TeraWulf, Inc. (a)(b)	131,000	196,500
Tyler Technologies, Inc. (a)	71,940	28,557,302
UiPath, Inc. Class A (a)	610,401	10,920,074
Unity Software, Inc. (a)(b)	420,273	12,490,514
Upland Software, Inc. (a)	45,690	128,389
Varonis Systems, Inc. (a)	185,335	4,870,604
Verb Technology Co., Inc. (a)(b)	4,245	6,198
Verint Systems, Inc. (a)	114,437	4,106,000
Veritone, Inc. (a)(b)	55,280	217,803
Vertex, Inc. Class A (a)	59,657	1,311,261
Viant Technology, Inc. (a)	17,145	78,867
VirnetX Holding Corp. (a)	93,487	41,134
VMware, Inc. Class A (a)	358,800	48,900,852
Weave Communications, Inc. (a)	47,373	370,457
Workday, Inc. Class A (a)	347,610	73,689,844
Workiva, Inc. (a)	79,073	7,659,011
Xperi, Inc. (a)	77,837	920,812
Yext, Inc. (a)	188,838	1,735,421
ZeroFox Holdings, Inc. (a)	50,826	52,351
Zeta Global Holdings Corp. (a)	214,821	1,937,685
Zoom Video Communications, Inc. Class A (a)	371,389	24,931,344
Zscaler, Inc. (a)	146,991	19,914,341
Zuora, Inc. (a)	218,243	2,354,842
		7,270,395,517
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	25,632,363	4,543,336,258
Astro-Med, Inc. (a)	8,893	141,843
Avid Technology, Inc. (a)	56,341	1,352,184
Boxlight Corp. (a)(b)	66,134	18,557
CompoSecure, Inc. (a)(b)	7,956	54,817
Corsair Gaming, Inc. (a)	71,715	1,414,220
CPI Card Group (a)	8,059	214,450
Dell Technologies, Inc.	415,897	18,636,345
Diebold Nixdorf, Inc. (a)(b)(c)	123,042	30,761
Eastman Kodak Co. (a)	124,455	623,520
Hewlett Packard Enterprise Co.	2,215,152	31,942,492
HP, Inc.	1,487,917	43,238,868
Immersion Corp.	61,732	437,063
Intevac, Inc. (a)	41,497	206,655
IonQ, Inc. (a)(b)	268,147	2,893,306
Movano, Inc. (a)	47,458	47,339
NetApp, Inc.	371,284	24,634,693
One Stop Systems, Inc. (a)	15,326	38,468
Pure Storage, Inc. Class A (a)	488,012	14,049,865
Quantum Corp. (a)	184,996	203,496
Seagate Technology Holdings PLC	331,250	19,908,125
Socket Mobile, Inc. (a)(b)	1,516	2,031
Sonim Technologies, Inc. (a)(b)	33,235	34,232
Super Micro Computer, Inc. (a)	80,521	18,032,678
Transact Technologies, Inc. (a)	14,803	106,434
Turtle Beach Corp. (a)	27,960	318,185
Western Digital Corp. (a)	551,727	21,368,387
Xerox Holdings Corp.	195,372	2,748,884
		4,746,034,156
TOTAL INFORMATION TECHNOLOGY		18,827,244,454
MATERIALS - 2.6%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	27,740	39,946
AdvanSix, Inc.	47,037	1,547,517
Air Products & Chemicals, Inc.	382,758	103,015,488
Albemarle Corp.	202,000	39,093,060
Alto Ingredients, Inc. (a)	114,502	230,149
American Vanguard Corp.	50,212	856,617
Amyris, Inc. (a)(b)	435,575	367,451
Ashland, Inc.	86,146	7,312,072
Aspen Aerogels, Inc. (a)	92,293	606,365
Avient Corp.	147,986	5,401,489
Axalta Coating Systems Ltd. (a)	378,917	10,992,382
Balchem Corp.	55,794	6,897,812
Cabot Corp.	97,400	6,669,952
Celanese Corp. Class A	171,257	17,814,153
CF Industries Holdings, Inc.	337,947	20,787,120
Chase Corp.	13,412	1,577,251
Core Molding Technologies, Inc. (a)	12,523	230,298
Corteva, Inc.	1,230,443	65,816,396
Danimer Scientific, Inc. (a)(b)	164,697	475,974
Diversey Holdings Ltd. (a)(b)	131,356	1,094,195
Dow, Inc.	1,214,194	59,228,383
DuPont de Nemours, Inc.	789,748	53,063,168
Eastman Chemical Co.	204,230	15,744,091
Ecolab, Inc.	426,984	70,473,709
Ecovyst, Inc. (a)	137,687	1,382,377
Element Solutions, Inc.	388,431	6,964,568
Flotek Industries, Inc. (a)(b)	92,584	57,411
FMC Corp.	216,863	22,571,101
FutureFuel Corp.	46,867	397,901
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,774,252	2,803,318
H.B. Fuller Co.	91,515	5,759,954
Hawkins, Inc.	32,114	1,507,431
Huntsman Corp.	311,397	7,395,679
Ingevity Corp. (a)	60,459	2,853,060
Innospec, Inc.	42,317	3,908,398
International Flavors & Fragrances, Inc.	439,773	33,990,055
Intrepid Potash, Inc. (a)	16,359	287,591
Koppers Holdings, Inc.	36,431	1,055,042
Kronos Worldwide, Inc.	48,675	401,569
Linde PLC	848,732	300,162,559
Livent Corp. (a)(b)	309,734	7,139,369
Loop Industries, Inc. (a)(b)	33,272	100,149
LSB Industries, Inc. (a)	86,380	803,334
LyondellBasell Industries NV Class A	437,465	37,420,756
Mativ, Inc.	94,745	1,426,860
Minerals Technologies, Inc.	55,301	3,075,289
NewMarket Corp.	11,607	4,524,641
Northern Technologies International Corp.	7,327	82,795
Olin Corp.	211,268	9,995,089
Origin Materials, Inc. Class A (a)(b)	205,325	868,525
Orion Engineered Carbons SA	98,087	2,274,638
Perimeter Solutions SA (a)(b)	255,060	1,382,425
PPG Industries, Inc.	405,141	53,190,962
PureCycle Technologies, Inc. (a)(b)	226,697	1,561,942
Quaker Houghton (b)	23,590	4,477,618
Rayonier Advanced Materials, Inc. (a)	111,979	380,729
RPM International, Inc.	222,425	17,747,291
Sensient Technologies Corp.	72,269	5,205,536
Sherwin-Williams Co.	406,429	92,576,398
Stepan Co.	36,908	3,393,691
The Chemours Co. LLC	256,856	6,804,115
The Mosaic Co.	586,535	18,745,659
The Scotts Miracle-Gro Co. Class A	71,057	4,490,802
Trinseo PLC	62,069	770,897
Tronox Holdings PLC	193,823	2,062,277
Valhi, Inc.	4,257	52,915
Westlake Corp.	59,343	6,168,705
		1,167,556,459
Construction Materials - 0.1%
Eagle Materials, Inc.	61,673	10,048,382
Martin Marietta Materials, Inc.	106,949	42,569,980
Smith-Midland Corp. (a)	5,629	90,965
Summit Materials, Inc.	205,425	6,497,593
United States Lime & Minerals, Inc.	4,636	841,063
Vulcan Materials Co.	228,807	44,731,769
		104,779,752
Containers & Packaging - 0.3%
Amcor PLC	2,559,480	24,673,387
Aptargroup, Inc.	113,118	12,724,644
Avery Dennison Corp.	139,450	22,469,579
Ball Corp.	541,080	27,681,653
Berry Global Group, Inc.	209,396	11,979,545
Crown Holdings, Inc.	206,648	15,752,777
Eightco Holdings, Inc. (a)	503	895
Graphic Packaging Holding Co.	529,336	12,651,130
Greif, Inc.:
Class A	42,394	2,547,879
Class B	10,570	739,372
International Paper Co.	612,220	18,023,757
Myers Industries, Inc.	62,701	1,172,509
O-I Glass, Inc. (a)	265,498	5,501,119
Packaging Corp. of America	159,323	19,760,832
Pactiv Evergreen, Inc.	69,904	490,726
Ranpak Holdings Corp. (A Shares) (a)	65,732	203,769
Sealed Air Corp.	248,354	9,400,199
Silgan Holdings, Inc.	143,637	6,462,229
Sonoco Products Co.	167,710	10,039,121
TriMas Corp.	70,955	1,795,871
WestRock Co.	442,618	12,397,730
		216,468,723
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	49,444	140,421
Alcoa Corp.	306,665	9,727,414
Alpha Metallurgical Resources	24,979	3,371,416
Ampco-Pittsburgh Corp. (a)	10,622	32,610
Arconic Corp. (a)	173,197	5,007,125
Ascent Industries Co. (a)	13,621	129,400
ATI, Inc. (a)	222,798	7,704,355
Carpenter Technology Corp.	83,919	3,827,546
Century Aluminum Co. (a)	92,295	723,593
Cleveland-Cliffs, Inc. (a)	888,127	12,327,203
Coeur d'Alene Mines Corp. (a)	497,478	1,492,434
Commercial Metals Co.	202,033	8,636,911
Compass Minerals International, Inc.	57,661	1,829,584
Contango ORE, Inc. (a)	5,702	144,717
Dakota Gold Corp. (a)	90,101	298,234
Freeport-McMoRan, Inc.	2,464,107	84,617,434
Friedman Industries	10,864	104,512
Gatos Silver, Inc. (a)	77,452	348,534
Gold Resource Corp.	159,439	124,490
Golden Minerals Co. (a)(b)	97,441	11,167
Haynes International, Inc.	21,795	946,339
Hecla Mining Co.	973,418	5,188,318
Hycroft Mining Holding Corp. (a)(b)	273,755	91,982
Idaho Strategic Resources, Inc. (a)	19,075	89,653
Kaiser Aluminum Corp.	28,141	1,699,716
Materion Corp.	35,746	3,586,754
McEwen Mining, Inc. (a)(b)	69,952	534,433
MP Materials Corp. (a)(b)	159,947	3,314,102
Newmont Corp.	1,368,652	55,498,839
Nucor Corp.	435,888	57,563,369
Olympic Steel, Inc.	16,906	707,009
Paramount Gold Nevada Corp. (a)(b)	5,612	1,544
Piedmont Lithium, Inc. (a)(b)	27,991	1,533,067
Ramaco Resources, Inc.	41,092	304,492
Reliance Steel & Aluminum Co.	101,123	23,731,546
Royal Gold, Inc.	113,106	14,007,047
Ryerson Holding Corp.	35,474	1,205,761
Schnitzer Steel Industries, Inc. Class A	43,053	1,184,388
Solitario Exploration & Royalty Corp. (a)	12,775	7,169
Steel Dynamics, Inc.	286,866	26,362,985
SunCoke Energy, Inc.	152,506	1,035,516
TimkenSteel Corp. (a)	70,027	1,192,560
Tredegar Corp.	46,709	328,364
U.S. Antimony Corp. (a)	69,277	22,169
U.S. Gold Corp. (a)	10,810	42,916
United States Steel Corp.	388,707	8,131,750
Universal Stainless & Alloy Products, Inc. (a)	14,087	171,016
Warrior Metropolitan Coal, Inc.	89,704	2,940,497
Worthington Industries, Inc.	52,678	2,956,816
		354,979,217
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	28,840	876,448
Glatfelter Corp.	77,025	221,062
Louisiana-Pacific Corp.	123,126	7,205,334
Mercer International, Inc. (SBI)	69,747	604,009
Sylvamo Corp.	56,337	2,220,805
		11,127,658
TOTAL MATERIALS		1,854,911,809
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Acadia Realty Trust (SBI)	172,709	2,222,765
Agree Realty Corp.	153,427	9,894,507
Alexander & Baldwin, Inc.	122,362	2,241,672
Alexanders, Inc.	4,201	689,636
Alexandria Real Estate Equities, Inc.	271,742	30,831,847
Alpine Income Property Trust, Inc.	24,428	377,657
American Assets Trust, Inc.	89,582	1,706,537
American Homes 4 Rent Class A	532,157	18,242,342
American Tower Corp.	802,688	148,047,775
Americold Realty Trust	464,184	13,600,591
Apartment Income (REIT) Corp.	256,772	8,907,421
Apartment Investment & Management Co. Class A	255,032	2,068,310
Apple Hospitality (REIT), Inc.	363,156	5,276,657
Armada Hoffler Properties, Inc.	121,666	1,343,193
Ashford Hospitality Trust, Inc. (a)	61,890	256,844
AvalonBay Communities, Inc.	241,286	41,978,938
Bluerock Homes Trust, Inc. (a)	5,498	87,968
Boston Properties, Inc.	246,537	11,998,956
Braemar Hotels & Resorts, Inc.	89,458	365,883
Brandywine Realty Trust (SBI)	297,178	1,158,994
Brixmor Property Group, Inc.	514,096	10,297,343
Broadstone Net Lease, Inc.	298,007	4,672,750
BRT Apartments Corp.	21,219	389,581
Camden Property Trust (SBI)	190,180	19,868,105
CareTrust (REIT), Inc.	173,079	3,357,733
CBL & Associates Properties, Inc.	40,932	943,892
Centerspace	27,102	1,593,869
Chatham Lodging Trust	86,951	816,470
City Office REIT, Inc.	65,824	298,183
Clipper Realty, Inc.	18,245	99,800
Community Healthcare Trust, Inc.	39,903	1,308,818
CorEnergy Infrastructure Trust, Inc. (b)	20,064	20,867
Corporate Office Properties Trust (SBI)	192,356	4,389,564
Cousins Properties, Inc.	263,921	5,257,306
Creative Media & Community Trust Corp.	40,536	209,571
Crown Castle International Corp.	746,078	84,463,490
CTO Realty Growth, Inc.	35,525	566,269
CubeSmart	387,563	17,223,300
DiamondRock Hospitality Co.	357,301	2,804,813
Digital Realty Trust, Inc.	495,446	50,763,397
Diversified Healthcare Trust (SBI)	414,773	564,091
Douglas Emmett, Inc.	307,971	3,572,464
Easterly Government Properties, Inc.	158,844	2,204,755
EastGroup Properties, Inc.	75,255	12,387,726
Elme Communities (SBI)	148,795	2,248,292
Empire State Realty Trust, Inc.	226,638	1,398,356
EPR Properties	128,752	5,370,246
Equinix, Inc.	159,515	118,926,408
Equity Commonwealth	188,398	3,852,739
Equity Lifestyle Properties, Inc.	301,978	19,075,950
Equity Residential (SBI)	586,246	35,643,757
Essential Properties Realty Trust, Inc.	248,797	5,953,712
Essex Property Trust, Inc.	111,474	24,085,072
Extra Space Storage, Inc.	230,789	33,295,929
Farmland Partners, Inc.	82,365	934,843
Federal Realty Investment Trust (SBI)	126,617	11,167,619
First Industrial Realty Trust, Inc.	230,478	11,980,246
Four Corners Property Trust, Inc.	143,552	3,689,286
Franklin Street Properties Corp.	166,446	239,682
Gaming & Leisure Properties	444,717	21,408,676
Getty Realty Corp.	72,568	2,486,905
Gladstone Commercial Corp.	68,755	803,746
Gladstone Land Corp.	56,337	890,688
Global Medical REIT, Inc.	111,695	973,980
Global Net Lease, Inc.	177,350	1,706,107
Global Self Storage, Inc.	28,364	141,253
Healthcare Trust of America, Inc.	655,269	12,194,556
Healthpeak Properties, Inc.	943,028	18,822,839
Hersha Hospitality Trust	63,989	370,496
Highwoods Properties, Inc. (SBI)	181,176	3,746,720
Host Hotels & Resorts, Inc.	1,229,135	20,403,641
Hudson Pacific Properties, Inc.	218,002	1,018,069
Independence Realty Trust, Inc.	402,488	6,950,968
Indus Realty Trust, Inc.	8,391	560,519
Industrial Logistics Properties Trust	114,465	207,182
InvenTrust Properties Corp.	119,127	2,560,039
Invitation Homes, Inc.	1,003,595	34,001,799
Iron Mountain, Inc.	499,824	26,700,598
JBG SMITH Properties	169,767	2,403,901
Kilroy Realty Corp.	185,028	5,021,660
Kimco Realty Corp.	1,063,905	19,554,574
Kite Realty Group Trust	378,806	7,363,989
Lamar Advertising Co. Class A	150,068	13,488,112
Life Storage, Inc.	146,399	18,649,769
LTC Properties, Inc.	68,775	2,208,365
LXP Industrial Trust (REIT)	476,107	4,922,946
Medical Properties Trust, Inc. (b)	1,038,169	8,564,894
Mid-America Apartment Communities, Inc.	199,375	29,320,088
Modiv, Inc.	11,324	168,048
National Health Investors, Inc.	75,236	3,920,548
National Retail Properties, Inc.	313,489	13,335,822
National Storage Affiliates Trust	145,877	5,340,557
Necessity Retail (REIT), Inc./The	245,199	1,566,822
NETSTREIT Corp.	99,464	1,735,647
NexPoint Diversified Real Estate Trust	77,039	812,761
NexPoint Residential Trust, Inc.	40,319	1,654,692
Office Properties Income Trust	81,752	591,884
Omega Healthcare Investors, Inc.	404,126	12,046,996
One Liberty Properties, Inc.	29,137	583,031
Orion Office (REIT), Inc.	103,850	576,368
Outfront Media, Inc.	253,472	3,629,719
Paramount Group, Inc.	297,476	1,291,046
Park Hotels & Resorts, Inc.	384,863	4,980,127
Pebblebrook Hotel Trust	228,498	3,098,433
Phillips Edison & Co., Inc.	203,042	5,890,248
Physicians Realty Trust	398,749	5,446,911
Piedmont Office Realty Trust, Inc. Class A	230,955	1,438,850
Plymouth Industrial REIT, Inc.	65,848	1,442,730
Postal Realty Trust, Inc.	34,051	499,869
Potlatch Corp.	138,226	6,431,656
Prologis (REIT), Inc.	1,591,739	198,251,092
Public Storage	272,469	77,190,468
Rayonier, Inc.	258,472	7,578,399
Realty Income Corp.	1,083,085	64,378,572
Regency Centers Corp.	266,539	14,998,150
Retail Opportunity Investments Corp.	218,906	2,670,653
Rexford Industrial Realty, Inc.	328,783	17,898,947
RLJ Lodging Trust	278,086	2,858,724
RPT Realty	156,253	1,456,278
Ryman Hospitality Properties, Inc.	94,638	8,681,144
Sabra Health Care REIT, Inc.	402,605	4,533,332
Safehold, Inc. (b)	73,296	1,892,503
Saul Centers, Inc.	24,642	833,146
SBA Communications Corp. Class A	185,738	41,192,974
Service Properties Trust	282,280	2,317,519
Simon Property Group, Inc.	562,433	59,139,830
SITE Centers Corp.	322,154	3,840,076
SL Green Realty Corp. (b)	110,868	2,564,377
Sotherly Hotels, Inc. (a)	1,919	3,512
Spirit Realty Capital, Inc.	240,031	9,375,611
Stag Industrial, Inc.	311,035	10,824,018
Star Holdings (a)	21,935	339,993
Summit Hotel Properties, Inc.	187,072	1,225,322
Sun Communities, Inc.	213,986	27,097,047
Sunstone Hotel Investors, Inc.	357,349	3,527,035
Tanger Factory Outlet Centers, Inc.	178,648	3,639,060
Terreno Realty Corp.	126,353	7,749,229
The Macerich Co.	368,331	3,550,711
UDR, Inc.	532,750	21,134,193
UMH Properties, Inc.	89,761	1,365,265
Uniti Group, Inc.	417,655	1,553,677
Universal Health Realty Income Trust (SBI)	23,068	1,007,610
Urban Edge Properties	203,917	2,718,214
Urstadt Biddle Properties, Inc. Class A	59,716	1,155,505
Ventas, Inc.	688,897	29,719,017
Veris Residential, Inc. (a)	135,701	2,192,928
VICI Properties, Inc.	1,729,053	53,479,609
Vornado Realty Trust	275,292	3,732,960
Welltower, Inc.	815,526	60,846,395
Weyerhaeuser Co.	1,262,728	36,189,784
Wheeler REIT, Inc. (a)	4,774	3,437
Whitestone REIT Class B	74,493	654,049
WP Carey, Inc.	363,943	25,243,086
Xenia Hotels & Resorts, Inc.	195,153	2,273,532
		1,974,041,614
Real Estate Management & Development - 0.1%
Alset, Inc. (a)	474	948
Altisource Asset Management Corp. (a)(b)	1,403	136,821
Altisource Portfolio Solutions SA (a)(b)	15,310	71,345
American Realty Investments, Inc. (a)	4,842	83,525
American Strategic Investment Co. (a)	2,751	21,650
Amrep Corp. (a)	2,310	34,181
Anywhere Real Estate, Inc. (a)	188,869	1,146,435
Appreciate Holdings, Inc. (a)(b)	29,405	9,407
CBRE Group, Inc. (a)	544,195	40,771,089
Compass, Inc. (a)	453,623	1,678,405
Comstock Holding Companies, Inc. (a)	1,055	3,977
Cushman & Wakefield PLC (a)	275,418	2,184,065
Digitalbridge Group, Inc.	253,587	3,159,694
Doma Holdings, Inc. Class A (a)	290,170	86,529
Douglas Elliman, Inc.	116,480	338,957
eXp World Holdings, Inc.	129,927	1,999,577
Fathom Holdings, Inc. (a)(b)	11,335	70,957
Forestar Group, Inc. (a)	32,806	666,946
FRP Holdings, Inc. (a)	12,591	664,931
Howard Hughes Corp. (a)	59,715	4,452,948
Jones Lang LaSalle, Inc. (a)	81,298	11,409,361
Kennedy-Wilson Holdings, Inc.	203,945	3,146,871
Marcus & Millichap, Inc.	42,520	1,247,962
Maui Land & Pineapple, Inc. (a)	22,080	260,544
Newmark Group, Inc.	214,302	1,225,807
Offerpad Solutions, Inc. (a)(b)	130,169	83,725
Opendoor Technologies, Inc. (a)(b)	898,387	2,371,742
Rafael Holdings, Inc. (a)	15,875	32,385
RE/MAX Holdings, Inc.	32,542	608,210
Redfin Corp. (a)(b)	187,069	1,831,406
Seritage Growth Properties (a)(b)	62,696	466,458
Stratus Properties, Inc.	9,831	214,119
Tejon Ranch Co. (a)	40,080	677,352
The RMR Group, Inc.	23,696	510,175
The St. Joe Co.	58,689	2,729,625
Transcontinental Realty Investors, Inc. (a)	87	3,132
Trinity Place Holdings, Inc. (a)	9,882	4,953
WeWork, Inc. (a)	390,511	66,895
Zillow Group, Inc.:
Class A (a)	114,188	5,114,481
Class C (a)(b)	266,430	12,151,872
		101,739,462
TOTAL REAL ESTATE		2,075,781,076
UTILITIES - 2.6%
Electric Utilities - 1.6%
Allete, Inc.	98,911	5,892,128
Alliant Energy Corp.	432,484	22,255,627
American Electric Power Co., Inc.	885,471	73,600,350
Avangrid, Inc.	123,416	4,631,802
Constellation Energy Corp.	562,811	47,287,380
Duke Energy Corp.	1,326,631	118,454,882
Edison International	658,485	44,460,907
Entergy Corp.	351,864	34,553,045
Evergy, Inc.	395,952	22,905,823
Eversource Energy	601,596	41,648,491
Exelon Corp.	1,711,476	67,860,023
FirstEnergy Corp.	936,719	35,023,923
Genie Energy Ltd. Class B	35,001	493,164
Hawaiian Electric Industries, Inc.	187,746	6,741,959
IDACORP, Inc.	87,160	9,070,741
MGE Energy, Inc.	62,388	4,476,963
NextEra Energy, Inc.	3,424,061	251,531,521
NRG Energy, Inc.	395,483	13,363,371
OGE Energy Corp.	344,582	12,156,853
Otter Tail Corp. (b)	71,702	5,321,005
PG&E Corp. (a)	2,770,414	46,930,813
Pinnacle West Capital Corp.	195,018	15,070,991
PNM Resources, Inc.	146,466	6,725,719
Portland General Electric Co.	154,208	7,514,556
PPL Corp.	1,266,674	33,186,859
Southern Co.	1,875,845	130,840,189
Via Renewables, Inc. Class A,	4,486	47,193
Xcel Energy, Inc.	944,381	61,658,635
		1,123,704,913
Gas Utilities - 0.1%
Atmos Energy Corp.	246,436	28,409,142
Chesapeake Utilities Corp.	30,975	3,955,508
National Fuel Gas Co.	157,590	8,022,907
New Jersey Resources Corp.	168,284	8,153,360
Northwest Natural Holding Co.	59,059	2,521,819
ONE Gas, Inc.	93,400	7,559,796
RGC Resources, Inc.	11,687	241,921
Southwest Gas Holdings, Inc.	112,238	6,569,290
Spire, Inc.	90,544	5,846,426
UGI Corp.	364,401	10,192,296
		81,472,465
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	59,285	281,604
Clearway Energy, Inc.:
Class A	55,112	1,514,478
Class C	147,571	4,239,715
Montauk Renewables, Inc. (a)(b)	109,850	762,359
Ormat Technologies, Inc.	90,236	7,679,084
Spruce Power Holding Corp. (Class A) (a)(b)	197,645	148,352
Sunnova Energy International, Inc. (a)(b)	170,476	3,010,606
The AES Corp.	1,152,090	22,742,257
Vistra Corp.	645,304	15,467,937
		55,846,392
Multi-Utilities - 0.7%
Ameren Corp.	445,606	36,125,278
Avista Corp.	126,423	5,227,591
Black Hills Corp.	112,393	6,850,353
CenterPoint Energy, Inc.	1,084,993	30,607,653
CMS Energy Corp.	500,576	29,023,396
Consolidated Edison, Inc.	611,016	57,007,793
Dominion Energy, Inc.	1,436,341	72,219,225
DTE Energy Co.	333,187	35,850,921
NiSource, Inc.	707,689	19,029,757
NorthWestern Energy Corp.	100,226	5,671,789
Public Service Enterprise Group, Inc.	857,509	51,236,163
Sempra Energy	541,850	77,771,731
Unitil Corp.	27,790	1,464,255
WEC Energy Group, Inc.	543,014	47,432,273
		475,518,178
Water Utilities - 0.1%
American States Water Co.	63,185	5,612,092
American Water Works Co., Inc.	332,687	48,056,637
Artesian Resources Corp. Class A	15,316	758,142
Cadiz, Inc. (a)	76,439	400,540
California Water Service Group	93,864	5,341,800
Consolidated Water Co., Inc.	26,959	526,240
Essential Utilities, Inc.	410,745	16,733,751
Global Water Resources, Inc.	17,742	207,227
Middlesex Water Co.	29,842	2,427,945
Pure Cycle Corp. (a)	34,178	332,210
SJW Group	46,756	3,578,237
York Water Co.	26,043	1,104,484
		85,079,305
TOTAL UTILITIES		1,821,621,253
TOTAL COMMON STOCKS (Cost $42,151,722,707)		70,364,624,667

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $2,077)	35,558	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $7,971,611)	8,000,000	7,968,586

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	1,571,824	1,572,138
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	698,305,340	698,375,170
TOTAL MONEY MARKET FUNDS (Cost $699,916,723)		699,947,308

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $42,859,613,118)	71,072,540,561
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(605,795,611)
NET ASSETS - 100.0%	70,466,744,950

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	143	Jun 2023	12,525,370	61,714	61,714
CME E-mini S&P 500 Index Contracts (United States)	401	Jun 2023	84,019,525	3,445,761	3,445,761
CME E-mini S&P MidCap 400 Index Contracts (United States)	25	Jun 2023	6,022,500	(21,720)	(21,720)

TOTAL FUTURES CONTRACTS					3,485,755
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,353,951.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	57,412,371	1,089,389,240	1,145,229,473	959,118	-	-	1,572,138	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	699,383,097	426,247,973	427,255,900	4,975,611	-	-	698,375,170	2.4%
Total	756,795,468	1,515,637,213	1,572,485,373	5,934,729	-	-	699,947,308

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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